NATIONWIDE

VLI SEPARATE

ACCOUNT-4

Annual Report

to

Contract Owners

December 31, 2016

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owners of Nationwide VLI Separate Account-4:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-4 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)), as of December 31, 2016, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2016, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 21, 2017

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2016

Assets:
Investments at fair value:
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2,522 shares (cost $29,610)	$29,325
VP Inflation Protection Fund - Class I (ACVIP1)
1,865,508 shares (cost $19,328,377)	18,897,600
Asset Allocation Fund - Class 2 (AMVAA2)
378,930 shares (cost $8,093,590)	8,143,198
Bond Fund - Class 2 (AMVBD2)
6,727,549 shares (cost $74,512,284)	71,782,949
Global Small Capitalization Fund - Class 2 (AMVGS2)
65,648 shares (cost $1,553,163)	1,294,582
Growth Fund - Class 2 (AMVGR2)
263,814 shares (cost $18,515,784)	17,654,437
International Fund - Class 2 (AMVI2)
366,460 shares (cost $6,853,769)	6,141,863
New World Fund - Class 2 (AMVNW2)
19,558 shares (cost $379,050)	382,160
Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund - Class I (BRVHYI)
679,774 shares (cost $4,763,176)	4,921,562
Large Cap Core V.I. Fund - Class II (MLVLC2)
52,083 shares (cost $1,645,855)	1,663,540
Global Allocation V.I. Fund - Class II (MLVGA2)
587,293 shares (cost $9,639,913)	9,079,555
VP S&P 500 Index Portfolio (CVSPIP)
5,792 shares (cost $672,233)	709,206
Value Portfolio (DAVVL)
398,182 shares (cost $4,142,137)	3,623,456
VIP Emerging Markets Series: Service Class (DWVEMS)
172,762 shares (cost $3,063,235)	3,088,983
VIP Small Cap Value Series: Service Class (DWVSVS)
469,688 shares (cost $17,366,691)	18,632,517
VA Inflation-Protected Securities Portfolio (DFVIPS)
516,815 shares (cost $5,291,356)	5,121,641
VA International Small Portfolio (DFVIS)
77,018 shares (cost $912,636)	877,237
VA U.S. Targeted Value Portfolio (DFVUTV)
144,331 shares (cost $2,656,829)	2,789,926
Stock Index Fund, Inc. - Initial Shares (DSIF)
10,432,529 shares (cost $386,194,929)	478,435,765
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
297,991 shares (cost $9,540,457)	11,281,923
Global Income Builder VIP - Class A (DSGIBA)
1,041 shares (cost $24,206)	24,456
Floating-Rate Income Fund (ETVFR)
7,746,889 shares (cost $71,412,256)	71,736,192
Franklin Income Securities Fund - Class 2 (FTVIS2)
437,768 shares (cost $6,852,226)	6,732,871
Rising Dividends Securities Fund - Class 1 (FTVRDI)
652,058 shares (cost $16,354,368)	16,633,997
Small Cap Value Securities Fund - Class 1 (FTVSVI)
545,631 shares (cost $9,570,190)	10,874,429
Small Cap Value Securities Fund - Class 2 (FTVSV2)
566,934 shares (cost $10,658,451)	10,975,852
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
109,743 shares (cost $2,356,614)	2,163,031

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
327,867 shares (cost $2,902,090)	2,413,102
Templeton Foreign Securities Fund - Class 1 (TIF)
71,339 shares (cost $1,065,796)	990,903
Templeton Foreign Securities Fund - Class 2 (TIF2)
1,794,611 shares (cost $28,252,106)	24,424,653
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
480,025 shares (cost $8,564,899)	7,800,407
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
91,667 shares (cost $665,962)	649,005
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
866,334 shares (cost $14,673,110)	14,597,720
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
691,882 shares (cost $3,810,728)	3,383,304
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
131,083 shares (cost $1,493,140)	1,486,484
Mid Cap Value Portfolio: Class 1 (JPMMV1)
3,075,441 shares (cost $32,158,470)	33,768,341
Small Cap Core Portfolio 1 (JPSCE1)
4,673 shares (cost $93,250)	105,104
Balanced Portfolio: Service Shares (JABS)
882,157 shares (cost $27,738,901)	28,132,001
Enterprise Portfolio: Service Shares (JAMGS)
87,632 shares (cost $4,866,892)	4,926,647
Flexible Bond Portfolio: Service Shares (JAFBS)
1,095,339 shares (cost $14,170,107)	13,834,131
Forty Portfolio: Service Shares (JACAS)
1,334,736 shares (cost $47,906,724)	41,096,537
Global Technology Portfolio: Service Shares (JAGTS)
1,765,830 shares (cost $13,356,675)	14,991,896
Overseas Portfolio: Service Shares (JAIGS)
814,051 shares (cost $26,985,266)	19,431,401
Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)
88,917 shares (cost $1,381,240)	1,431,563
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
1,651,880 shares (cost $31,552,431)	31,005,781
Lord Abbett Series Fund Inc. - Bond Debenture Portfolio: Class VC (LOVBD)
210,923 shares (cost $2,302,446)	2,518,417
Lord Abbett Series Fund Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)
4,636 shares (cost $120,463)	118,299
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
697,385 shares (cost $11,741,263)	11,458,036
Lord Abbett Series Fund Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
822,288 shares (cost $12,275,537)	11,980,740
VIT II - MFS Blended Research Core Equity Portfolio - Service Class (MVBRES)
14,569 shares (cost $688,067)	673,976
Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)
184,515 shares (cost $3,196,333)	2,837,847
Var Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
194,277 shares (cost $2,952,754)	2,599,431
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
20,915 shares (cost $343,084)	338,410
New Discovery Series - Service Class (MNDSC)
5,272 shares (cost $77,657)	79,140
Value Series - Initial Class (MVFIC)
634,482 shares (cost $10,753,058)	11,991,705
Value Series - Service Class (MVFSC)
3,492,204 shares (cost $63,887,726)	64,920,077

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
3,707,369 shares (cost $76,838,527)	82,414,814
Core Plus Fixed Income Portfolio - Class I (MSVFI)
187,688 shares (cost $1,986,782)	2,002,634
Emerging Markets Debt Portfolio - Class I (MSEM)
2,784,828 shares (cost $23,512,002)	21,693,813
Global Real Estate Portfolio - Class II (VKVGR2)
470,074 shares (cost $4,851,738)	4,869,972
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)
637,233 shares (cost $6,761,274)	5,556,668
Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)
64,971 shares (cost $1,815,454)	1,601,529
U.S. Real Estate Portfolio - Class I (MSVRE)
853,852 shares (cost $16,269,390)	18,263,898
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)
77 shares (cost $826)	804
NVIT Cardinal Managed Growth and Income Class I (NCPGI)
79 shares (cost $825)	804
NVIT Cardinal Managed Growth Class I (NCPG)
4,754 shares (cost $48,767)	48,253
NVIT Bond Index Fund Class I (NVBX)
9,547,955 shares (cost $102,733,537)	98,725,850
NVIT International Index Fund Class I (NVIX)
3,005,244 shares (cost $26,400,716)	25,664,786
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2,515,961 shares (cost $38,430,580)	41,186,276
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
391,172 shares (cost $8,649,271)	9,262,941
American Funds NVIT Bond Fund - Class II (GVABD2)
121,416 shares (cost $1,414,627)	1,373,214
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
276,664 shares (cost $7,565,160)	7,303,931
American Funds NVIT Growth Fund - Class II (GVAGR2)
131,233 shares (cost $8,556,273)	9,767,644
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
63,437 shares (cost $2,901,880)	3,277,773
Federated NVIT High Income Bond Fund - Class I (HIBF)
3,393,874 shares (cost $22,851,305)	22,161,996
NVIT Emerging Markets Fund - Class I (GEM)
1,249,591 shares (cost $13,720,939)	12,233,497
NVIT International Equity Fund - Class I (GIG)
1,763,416 shares (cost $18,305,930)	16,611,376
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
20,082 shares (cost $169,746)	187,768
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
1,630,815 shares (cost $14,521,706)	15,835,213
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
19,337 shares (cost $282,925)	254,286
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
420,976 shares (cost $4,160,918)	3,902,444
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
16,615,722 shares (cost $173,500,844)	179,948,267
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
606,111 shares (cost $6,854,376)	6,261,125
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
399,257 shares (cost $4,183,131)	3,980,593
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
658,054 shares (cost $7,510,581)	6,922,724

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
745,012 shares (cost $7,768,726)	6,816,856
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
414,301 shares (cost $4,661,722)	4,358,446
NVIT Core Bond Fund - Class I (NVCBD1)
154,825 shares (cost $1,707,980)	1,650,434
NVIT Core Plus Bond Fund - Class I (NVLCP1)
199,895 shares (cost $2,294,388)	2,222,834
NVIT Nationwide Fund - Class I (TRF)
8,222,868 shares (cost $89,194,176)	131,648,112
NVIT Government Bond Fund - Class I (GBF)
4,956,368 shares (cost $55,867,308)	53,132,260
NVIT International Index Fund - Class II (GVIX2)
270,355 shares (cost $2,565,771)	2,308,830
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
1,851,454 shares (cost $20,281,185)	23,254,258
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
105,216 shares (cost $1,584,907)	1,590,863
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
44,466 shares (cost $785,307)	758,592
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
1,390,968 shares (cost $14,367,965)	13,812,309
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
5,044,848 shares (cost $55,479,998)	62,909,259
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
6,596,756 shares (cost $73,386,701)	86,549,441
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
1,526,157 shares (cost $16,898,901)	16,894,558
NVIT Mid Cap Index Fund - Class I (MCIF)
4,439,493 shares (cost $97,065,820)	107,613,309
NVIT Money Market Fund - Class I (SAM)
46,054,585 shares (cost $46,054,585)	46,054,585
NVIT Money Market Fund - Class V (SAM5)
149,888,754 shares (cost $149,888,754)	149,888,754
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
1,455,290 shares (cost $17,089,719)	14,087,211
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
485,907 shares (cost $5,310,028)	4,684,143
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
1,085,630 shares (cost $12,205,099)	11,876,795
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
1,807,143 shares (cost $18,730,828)	18,396,719
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
4,329,375 shares (cost $45,181,551)	43,899,865
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
123,135 shares (cost $1,334,417)	1,306,467
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
1,338,290 shares (cost $14,483,729)	14,252,785
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
1,162,778 shares (cost $20,775,224)	18,116,080
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2,940,662 shares (cost $35,075,401)	43,757,056
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2,159,709 shares (cost $43,301,945)	46,368,946
NVIT Multi-Sector Bond Fund - Class I (MSBF)
1,304,558 shares (cost $11,961,342)	11,910,611
NVIT Short Term Bond Fund - Class I (NVSTB1)
3,134,141 shares (cost $32,725,969)	32,218,966

NVIT Short Term Bond Fund - Class II (NVSTB2)
118,388 shares (cost $1,233,784)	1,212,295
NVIT Large Cap Growth Fund - Class I (NVOLG1)
8,485,076 shares (cost $143,376,732)	134,997,557
Templeton NVIT International Value Fund - Class III (NVTIV3)
53,597 shares (cost $650,266)	569,195
Invesco NVIT Comstock Value Fund - Class I (EIF)
650,132 shares (cost $7,651,829)	11,422,819
NVIT Real Estate Fund - Class I (NVRE1)
5,084,024 shares (cost $40,035,951)	32,029,352
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
3,641 shares (cost $37,318)	40,963
Loring Ward NVIT Moderate Fund - Class P (NVLMP)
662 shares (cost $7,308)	7,620
NVIT Small Cap Index Fund Class II (NVSIX2)
73,832 shares (cost $917,327)	919,214
NVIT S&P 500 Index Fund Class I (GVEX1)
335,948 shares (cost $4,876,346)	5,056,024
Short Duration Bond Portfolio - I Class Shares (AMTB)
375,814 shares (cost $4,035,502)	3,953,562
Guardian Portfolio - I Class Shares (AMGP)
46,155 shares (cost $817,376)	676,627
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
83,031 shares (cost $1,928,961)	1,877,338
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
48,526 shares (cost $1,071,520)	1,024,866
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
20,603 shares (cost $301,817)	313,985
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class I (AMRI)
331,278 shares (cost $4,770,451)	5,601,903
Socially Responsive Portfolio - I Class Shares (AMSRS)
90,699 shares (cost $1,551,700)	2,047,077
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)
3,340 shares (cost $39,453)	37,575
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)
2,867 shares (cost $30,188)	31,077
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)
3,862 shares (cost $42,283)	43,529
VPS Growth and Income Portfolio - Class A (ALVGIA)
791,167 shares (cost $23,017,102)	24,692,309
VPS International Value Portfolio - Class A (ALVIVA)
680,140 shares (cost $9,453,734)	9,032,262
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
1,042,151 shares (cost $21,125,398)	21,145,237
VP Capital Appreciation Fund - Class I (ACVCA)
45,989 shares (cost $649,930)	642,933
VP Income & Growth Fund - Class I (ACVIG)
2,051,104 shares (cost $14,606,266)	19,116,291
VP Inflation Protection Fund - Class II (ACVIP2)
921,938 shares (cost $10,065,920)	9,320,790
VP International Fund - Class I (ACVI)
380,959 shares (cost $3,716,384)	3,569,588
VP Mid Cap Value Fund - Class I (ACVMV1)
891,924 shares (cost $16,884,071)	18,828,508
VP Ultra(R) Fund - Class I (ACVU1)
37,269 shares (cost $575,035)	575,812
VP Value Fund - Class I (ACVV)
2,447,577 shares (cost $22,758,819)	25,650,604

MidCap Stock Portfolio - Initial Shares (DVMCS)
128,580 shares (cost $2,577,347)	2,583,182
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
5,637,340 shares (cost $93,680,048)	106,432,980
Appreciation Portfolio - Initial Shares (DCAP)
462,446 shares (cost $19,872,356)	18,964,911
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
21,240 shares (cost $918,229)	1,050,109
International Value Portfolio - Initial Shares (DVIV)
335,588 shares (cost $3,689,265)	3,255,199
Variable Series II - DWS Small Mid Cap Value VIP - Class B (SVSSVB)
13,198 shares (cost $204,113)	219,474
Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)
5,739 shares (cost $86,373)	79,085
Managed Tail Risk Fund II: Primary Shares (FVCA2P)
140,835 shares (cost $819,339)	677,415
Quality Bond Fund II - Primary Shares (FQB)
2,230,268 shares (cost $25,231,484)	24,488,343
VIP Contrafund(R) Portfolio - Service Class (FCS)
905,263 shares (cost $30,223,075)	29,909,875
VIP Energy Portfolio - Service Class 2 (FNRS2)
395,730 shares (cost $8,134,686)	8,159,943
VIP Equity-Income Portfolio - Service Class (FEIS)
2,757,810 shares (cost $57,133,011)	60,285,731
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
187,736 shares (cost $2,204,194)	2,307,281
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2,636,228 shares (cost $32,704,463)	33,031,931
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
1,247,471 shares (cost $15,707,758)	15,880,306
VIP Freedom Income Fund Portfolio - Service Class (FFINS)
88,007 shares (cost $964,600)	965,437
VIP Growth Opportunities Portfolio - Service Class (FGOS)
7,266 shares (cost $249,594)	225,252
VIP Growth Portfolio - Service Class (FGS)
1,453,189 shares (cost $62,304,422)	85,883,470
VIP High Income Portfolio - Service Class (FHIS)
2,525,051 shares (cost $14,222,992)	13,483,771
VIP Index 500 Portfolio - Initial Class (FIP)
222,874 shares (cost $40,239,472)	50,692,699
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
14,892,347 shares (cost $190,539,011)	186,154,337
VIP Mid Cap Portfolio - Service Class (FMCS)
1,190,552 shares (cost $39,624,944)	40,121,602
VIP Money Market Portfolio - Initial Class (FMMP)
9,352,801 shares (cost $9,352,801)	9,352,801
VIP Overseas Portfolio - Service Class (FOS)
864,173 shares (cost $17,259,029)	15,330,429
VIP Value Strategies Portfolio - Service Class (FVSS)
218,426 shares (cost $2,877,229)	3,438,023
VIP Fidelity VIP Freedom Fund 2005 Portfolio - Service Class (FF05S)
28,659 shares (cost $330,826)	331,868
VIP Fidelity VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)
656,175 shares (cost $8,226,968)	8,116,883
VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)
1,380,516 shares (cost $17,748,568)	17,836,267
VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)
460,724 shares (cost $8,390,200)	8,463,507

Mid Cap Value- Institutional Shares (GVMCE)
1,502,408 shares (cost $23,996,240)	24,384,076
Goldman Sachs Structured Small Cap Equity Fund (GVCSE)
41,188 shares (cost $565,412)	567,984
VIT Growth Opportunities Fund - Service Shares (GVGOPS)
186,412 shares (cost $1,281,146)	1,254,551
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
1,669 shares (cost $20,128)	18,897
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
574,154 shares (cost $12,287,406)	12,235,219
Baron Growth Opportunities Fund Service Class (BNCAI)
137,859 shares (cost $5,963,741)	5,538,067
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
211,869 shares (cost $11,033,666)	10,245,997
Global Securities Fund/VA - Non-Service Shares (OVGS)
1,971,566 shares (cost $72,887,546)	69,044,225
International Growth Fund/VA - Non-Service Shares (OVIG)
6,483,026 shares (cost $14,271,203)	13,484,695
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
1,155,780 shares (cost $27,178,308)	32,835,703
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
294,440 shares (cost $7,071,617)	7,090,118
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
331,136 shares (cost $16,947,232)	24,057,020
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
3,548,143 shares (cost $18,931,856)	17,527,828
All Asset Portfolio - Administrative Class (PMVAAA)
2,202,983 shares (cost $22,984,035)	22,051,859
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)
21,477 shares (cost $155,312)	169,021
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
136,461 shares (cost $1,357,353)	1,334,592
Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)
114,265 shares (cost $1,421,602)	1,312,906
Low Duration Portfolio - Administrative Class (PMVLDA)
3,868,685 shares (cost $40,531,843)	39,615,336
Real Return Portfolio - Administrative Class (PMVRRA)
4,513,512 shares (cost $57,487,746)	55,380,795
Total Return Portfolio - Administrative Class (PMVTRA)
7,456,014 shares (cost $82,189,765)	79,331,992
Pioneer Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)
23,516 shares (cost $384,929)	379,311
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)
508,792 shares (cost $4,920,862)	4,731,765
VT Growth & Income Fund: Class IB (PVGIB)
36,673 shares (cost $842,270)	953,127
VT Growth Opportunities Fund: Class IB (PVGOB)
150,579 shares (cost $1,155,592)	1,163,973
VT International Equity Fund: Class IB (PVTIGB)
67,402 shares (cost $870,476)	831,062
VT Small Cap Value Fund: Class IB (PVTSCB)
63,412 shares (cost $905,710)	998,737
VI Growth and Income Fund - Series I Shares (ACGI)
277,763 shares (cost $5,999,235)	5,846,905
VI American Franchise Fund - Series I Shares (ACEG)
20,660 shares (cost $1,003,251)	1,106,972
VI Value Opportunities Fund - Series I Shares (AVBVI)
74 shares (cost $480)	479

VI High Yield Fund - Series I Shares (AVHY1)
2,651,397 shares (cost $14,667,545)	14,317,545
VI International Growth Fund - Series I Shares (AVIE)
1,308,681 shares (cost $44,801,872)	43,042,503
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
26,846 shares (cost $342,985)	345,510
VI Small Cap Equity Fund - Series I Shares (AVSCE)
14,114 shares (cost $248,879)	259,407
Micro-Cap Portfolio - Investment Class (ROCMC)
564,740 shares (cost $6,004,690)	6,274,262
Variable Fund - Multi-Hedge Strategies (RVARS)
22,157 shares (cost $531,325)	530,651
Equity Income Portfolio - II (TREI2)
983,172 shares (cost $28,167,011)	27,774,615
Health Sciences Portfolio - II (TRHS2)
660,161 shares (cost $24,031,293)	22,036,170
Limited-Term Bond Portfolio (TRLT1)
3,186,008 shares (cost $15,494,588)	15,420,280
Mid-Cap Growth Portfolio - II (TRMCG2)
927,348 shares (cost $25,353,463)	22,859,135
New America Growth Portfolio (TRNAG1)
1,493,421 shares (cost $37,416,507)	35,110,321
Personal Strategy Balanced Portfolio (TRPSB1)
207,672 shares (cost $4,071,316)	3,981,076
Blue Chip Growth Portfolio (TRBCGP)
2,053,315 shares (cost $44,737,252)	47,616,380
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
759,075 shares (cost $9,594,166)	7,894,381
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
1,328,119 shares (cost $31,632,214)	32,060,787
Variable Insurance Fund - Balanced Portfolio (VVB)
405,756 shares (cost $9,005,182)	9,344,553
Insurance Fund - Capital Growth Portfolio (VVCG)
416,501 shares (cost $10,976,739)	11,811,965
Variable Insurance Fund - Diversified Value Portfolio (VVDV)
805,233 shares (cost $12,166,547)	13,777,535
Variable Insurance Fund - International Portfolio (VVI)
412,673 shares (cost $8,671,936)	8,059,498
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
1,286,278 shares (cost $26,090,572)	27,153,337
Variable Insurance Fund - REIT Index Portfolio (VVREI)
684,029 shares (cost $8,784,912)	9,220,706
Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)
564,799 shares (cost $5,980,568)	6,003,812
Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)
211,007 shares (cost $4,764,940)	4,536,661
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
1,948,847 shares (cost $23,260,955)	22,937,928
Variable Insurance Portfolios - Asset Strategy (WRASP)
947,578 shares (cost $8,938,565)	7,622,314
Variable Insurance Portfolios - Growth (WRGP)
1,589,389 shares (cost $17,877,423)	16,376,266
Variable Insurance Portfolios - High Income (WRHIP)
10,602,439 shares (cost $40,717,388)	38,252,540
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
445,016 shares (cost $4,476,286)	4,199,927
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
1,039,219 shares (cost $8,938,445)	8,724,553

Variable Insurance Portfolios - Science and Technology (WRSTP)
601,972 shares (cost $14,097,350)	13,447,823
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
540,127 shares (cost $15,518,992)	13,994,684
Advantage VT Opportunity Fund - Class 2 (SVOF)
244,075 shares (cost $6,703,527)	6,021,326
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
553,722 shares (cost $5,115,099)	4,612,507

Total Investments	$4,732,604,741

Other Accounts Receivable	54,134
Accounts Receivable - VP International Fund - Class I (ACVI)	10,254
Accounts Receivable - VP Inflation Protection Fund - Class I (ACVIP1)	8,513
Accounts Receivable - Mid-Cap Growth Portfolio - I Class Shares (AMCG)	1,086
Accounts Receivable - Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund - Class I (BRVHYI)	19,435
Accounts Receivable - Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	12,852
Accounts Receivable - International Value Portfolio - Initial Shares (DVIV)	8
Accounts Receivable - VIP Contrafund(R) Portfolio - Service Class (FCS)	190,348
Accounts Receivable - VIP Growth Opportunities Portfolio - Service Class (FGOS)	126,062
Accounts Receivable - VIP Growth Portfolio - Service Class (FGS)	122,371
Accounts Receivable - NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)	2
Accounts Receivable - Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)	533
Accounts Receivable - Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	84,271
Accounts Receivable - Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	27,196
Accounts Receivable - Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)	5
Accounts Payable - Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	(547)
Accounts Payable - VI Value Opportunities Fund - Series I Shares (AVBVI)	(3)
Accounts Payable - Opportunistic Small Cap Portfolio: Initial Shares (DSC)	(8)
Accounts Payable - Loring Ward NVIT Moderate Fund - Class P (NVLMP)	(4)
Accounts Payable - NVIT Money Market Fund - Class I (SAM)	(161,434)
Accounts Payable - Variable Series II - DWS Small Mid Cap Value VIP - Class B (SVSSVB)	(2)

$4,733,099,813

Contract Owners’ Equity:
Accumulation units	4,733,099,813

Total Contract Owners’ Equity (note 8)	$4,733,099,813

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2016

Investment Activity:	Total	ALVDAA	ACVIP1	AMVAA2	AMVBD2	AMVGS2	AMVGR2	AMVI2
Reinvested dividends	$75,222,169	229	237,462	115,033	1,222,073	3,217	138,313	83,310
Asset charges (note 3)	(5,848,156)	-	(24,386)	(12,976)	(72,695)	(2,761)	(42,357)	(13,160)

Net investment income (loss)	69,374,013	229	213,076	102,057	1,149,378	456	95,956	70,150

Realized gain (loss) on investments	46,700,180	(1,555)	(117,230)	41,453	(11,246)	(95,724)	152,600	(226,694)
Change in unrealized gain (loss) on investments	32,203,948	2,087	(51,762)	289,198	617,286	(127,729)	(171,097)	(83,550)

Net gain (loss) on investments	78,904,128	532	(168,992)	330,651	606,040	(223,453)	(18,497)	(310,244)

Reinvested capital gains	206,359,654	6	47,854	151,298	251,767	228,140	1,617,818	463,255

Net increase (decrease) in contract owners’ equity resulting from operations	$354,637,795	767	91,938	584,006	2,007,185	5,143	1,695,277	223,161

Investment Activity:	AMVNW2	BRVHYI	MLVLC2	MLVGA2	CVSPIP	DAVVL	DWVEMS	DWVSVS
Reinvested dividends	$1,852	238,793	17,650	101,869	8,417	45,626	18,800	107,697
Asset charges (note 3)	(77)	(6,351)	(4,261)	-	(1,450)	(3,656)	(6,162)	(33,940)

Net investment income (loss)	1,775	232,442	13,389	101,869	6,967	41,970	12,638	73,757

Realized gain (loss) on investments	(50)	(57,340)	(87,939)	(25,132)	43	(280,753)	(118,539)	(395,736)
Change in unrealized gain (loss) on investments	3,110	351,867	128,244	280,171	49,896	101,850	345,215	3,291,330

Net gain (loss) on investments	3,060	294,527	40,305	255,039	49,939	(178,903)	226,676	2,895,594

Reinvested capital gains	-	-	121,562	-	6,423	546,456	49,432	1,340,874

Net increase (decrease) in contract owners’ equity resulting from operations	$4,835	526,969	175,256	356,908	63,329	409,523	288,746	4,310,225

Investment Activity:	DFVIPS	DFVIS	DFVUTV	DSIF	DSRG	DSGIBA	ETVFR	FTVIS2
Reinvested dividends	$67,527	21,180	21,270	9,100,542	140,443	-	2,408,188	332,764
Asset charges (note 3)	(2,394)	(1,915)	(3,884)	(657,957)	(873)	-	(95,625)	-

Net investment income (loss)	65,133	19,265	17,386	8,442,585	139,570	-	2,312,563	332,764

Realized gain (loss) on investments	(17,693)	(23,621)	(95,160)	27,801,793	351,441	17	(766,721)	(14,949)
Change in unrealized gain (loss) on investments	(169,715)	45,959	449,548	(2,033,461)	(480,482)	250	4,475,338	583,734

Net gain (loss) on investments	(187,408)	22,338	354,388	25,768,332	(129,041)	267	3,708,617	568,785

Reinvested capital gains	3,543	7,368	75,515	15,562,830	1,067,074	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(118,732)	48,971	447,289	49,773,747	1,077,603	267	6,021,180	901,549

Investment Activity:	FTVRDI	FTVSVI	FTVSV2	FTVMD2	FTVDM2	TIF	TIF2	FTVGI2
Reinvested dividends	$254,151	97,560	82,437	34,924	18,557	20,892	469,448	-
Asset charges (note 3)	-	-	(23,931)	(1,290)	-	-	(40,580)	(2,444)

Net investment income (loss)	254,151	97,560	58,506	33,634	18,557	20,892	428,868	(2,444)

Realized gain (loss) on investments	683,137	433,255	(1,064,788)	(123,269)	(200,815)	(8,906)	(404,491)	(885,426)
Change in unrealized gain (loss) on investments	(422,179)	685,005	2,218,341	166,394	534,408	38,695	1,173,881	1,061,378

Net gain (loss) on investments	260,958	1,118,260	1,153,553	43,125	333,593	29,789	769,390	175,952

Reinvested capital gains	1,847,519	1,351,260	1,514,968	165,605	-	16,379	420,475	8,984

Net increase (decrease) in contract owners’ equity resulting from operations	$2,362,628	2,567,080	2,727,027	242,364	352,150	67,060	1,618,733	182,492

Investment Activity:	FTVFA2	FTVGB1	IVKMG1	IVBRA1	JPMMV1	JPSCE1	JABS	JAMGS
Reinvested dividends	$24,446	-	-	4,578	144,775	320	535,889	13,568
Asset charges (note 3)	-	(26,745)	(2,421)	-	(41,540)	(170)	(48,467)	(4,376)

Net investment income (loss)	24,446	(26,745)	(2,421)	4,578	103,235	150	487,422	9,192

Realized gain (loss) on investments	(2,034)	(1,005,312)	367,992	(43,310)	84,083	53	371,249	(8,289)
Change in unrealized gain (loss) on investments	34,141	1,472,530	(746,090)	110,463	2,027,483	11,963	(33,133)	59,755

Net gain (loss) on investments	32,107	467,218	(378,098)	67,153	2,111,566	12,016	338,116	51,466

Reinvested capital gains	20,693	11,364	349,893	-	866,641	5,001	380,816	139,121

Net increase (decrease) in contract owners’ equity resulting from operations	$77,246	451,837	(30,626)	71,731	3,081,442	17,167	1,206,354	199,779

Investment Activity:	JAFBS	JACAS	JAGTS	JAIGS	JAMVS	LZREMS	LOVBD	LOVMCV
Reinvested dividends	$310,537	374,895	13,235	1,025,199	14,616	314,707	111,454	563
Asset charges (note 3)	(28,815)	(29,372)	(4,743)	(10,491)	(3,349)	(61,895)	(5,551)	(252)

Net investment income (loss)	281,722	345,523	8,492	1,014,708	11,267	252,812	105,903	311

Realized gain (loss) on investments	(87,233)	(897,545)	604,628	(2,062,735)	(259,699)	(1,702,967)	(2,539)	(430)
Change in unrealized gain (loss) on investments	19,203	(4,252,129)	679,227	(967,714)	305,306	7,204,148	239,149	10,809

Net gain (loss) on investments	(68,030)	(5,149,674)	1,283,855	(3,030,449)	45,607	5,501,181	236,610	10,379

Reinvested capital gains	-	5,577,646	511,313	580,615	240,070	-	-	6,385

Net increase (decrease) in contract owners’ equity resulting from operations	$213,692	773,495	1,803,660	(1,435,126)	296,944	5,753,993	342,513	17,075

Investment Activity:	LOVTRC	LOVSDC	MVBRES	MV2IGI	MV2RIS	MNDIC	MNDSC	MVFIC
Reinvested dividends	$300,212	303,269	9,496	17,384	35,430	-	-	231,520
Asset charges (note 3)	(18,896)	(8,112)	(1,925)	-	(6,513)	-	(256)	-

Net investment income (loss)	281,316	295,157	7,571	17,384	28,917	-	(256)	231,520

Realized gain (loss) on investments	2,501	1,360	(46,203)	(45,205)	(38,030)	(53,719)	(49,918)	386,332
Change in unrealized gain (loss) on investments	(67,178)	(294,797)	18,562	(135,306)	(24,100)	63,817	35,371	(78,359)

Net gain (loss) on investments	(64,677)	(293,437)	(27,641)	(180,511)	(62,130)	10,098	(14,547)	307,973

Reinvested capital gains	43,581	-	78,664	335,460	-	14,797	4,306	894,276

Net increase (decrease) in contract owners’ equity resulting from operations	$260,220	1,720	58,594	172,333	(33,213)	24,895	(10,497)	1,433,769

Investment Activity:	MVFSC	MVIVSC	MSVFI	MSEM	VKVGR2	MSVMG	MSVEG	MSVRE
Reinvested dividends	$1,084,204	925,736	39,727	1,976,313	74,775	-	-	262,794
Asset charges (note 3)	(118,700)	(165,322)	-	(28,099)	(12,116)	(15,593)	(3,172)	(39,520)

Net investment income (loss)	965,504	760,414	39,727	1,948,214	62,659	(15,593)	(3,172)	223,274

Realized gain (loss) on investments	1,359,038	3,141,015	20,892	(870,142)	178,466	(1,835,295)	7,923	2,089,195
Change in unrealized gain (loss) on investments	592,887	(2,785,489)	40,199	2,499,907	(57,078)	825,277	(270,212)	(1,046,284)

Net gain (loss) on investments	1,951,925	355,526	61,091	1,629,765	121,388	(1,010,018)	(262,289)	1,042,911

Reinvested capital gains	4,787,257	1,871,728	-	-	-	329,968	251,337	-

Net increase (decrease) in contract owners’ equity resulting from operations	$7,704,686	2,987,668	100,818	3,577,979	184,047	(695,643)	(14,124)	1,266,185

Investment Activity:	IDPGI	IDPG	NCPGI	NCPG	NVBX	NVIX	NVAMV1	GVAAA2
Reinvested dividends	$15	56	14	1,603	2,265,017	707,295	899,308	172,460
Asset charges (note 3)	-	-	-	-	(169,601)	(44,294)	-	-

Net investment income (loss)	15	56	14	1,603	2,095,416	663,001	899,308	172,460

Realized gain (loss) on investments	-	(1,347)	70	(1,431)	(114,780)	(1,009,193)	348,874	549,210
Change in unrealized gain (loss) on investments	(21)	3,568	(21)	3,247	(311,640)	737,391	2,121,293	(492,088)

Net gain (loss) on investments	(21)	2,221	49	1,816	(426,420)	(271,802)	2,470,167	57,122

Reinvested capital gains	-	-	-	-	207,636	-	3,723,802	546,241

Net increase (decrease) in contract owners’ equity resulting from operations	$(6)	2,277	63	3,419	1,876,632	391,199	7,093,277	775,823

Investment Activity:	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM	GIG	NVIE6
Reinvested dividends	$36,167	106,999	21,216	33,651	1,218,954	95,250	358,708	3,624
Asset charges (note 3)	-	-	-	-	(22,078)	(7,985)	(11,176)	-

Net investment income (loss)	36,167	106,999	21,216	33,651	1,196,876	87,265	347,532	3,624

Realized gain (loss) on investments	38,312	218,075	459,935	216,152	(443,818)	(467,161)	(592,988)	1,835
Change in unrealized gain (loss) on investments	(31,601)	(1,024,820)	(1,621,539)	(321,435)	1,967,467	1,197,795	338,926	(4,487)

Net gain (loss) on investments	6,711	(806,745)	(1,161,604)	(105,283)	1,523,649	730,634	(254,062)	(2,652)

Reinvested capital gains	4,994	683,147	1,979,469	400,303	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$47,872	(16,599)	839,081	328,671	2,720,525	817,899	93,470	972

Investment Activity:	NVNMO1	NVNSR1	NVCRA1	NVCRB1	NVCCA1	NVCCN1	NVCMD1	NVCMA1
Reinvested dividends	$119,416	1,983	84,761	4,800,739	165,626	100,230	189,159	180,521
Asset charges (note 3)	-	-	(212)	(165,782)	(442)	(747)	(270)	(696)

Net investment income (loss)	119,416	1,983	84,549	4,634,957	165,184	99,483	188,889	179,825

Realized gain (loss) on investments	205,302	(11,232)	(308,425)	269,250	(237,194)	(152,686)	70,627	(37,099)
Change in unrealized gain (loss) on investments	871,200	4,646	211,953	(2,720,352)	22,595	126,724	(259,020)	(204,134)

Net gain (loss) on investments	1,076,502	(6,586)	(96,472)	(2,451,102)	(214,599)	(25,962)	(188,393)	(241,233)

Reinvested capital gains	721,745	25,658	261,329	8,289,013	433,816	97,910	459,457	560,402

Net increase (decrease) in contract owners’ equity resulting from operations	$1,917,663	21,055	249,406	10,472,868	384,401	171,431	459,953	498,994

Investment Activity:	NVCMC1	NVCBD1	NVLCP1	TRF	GBF	GVIX2	GVIDA	NVDBL2
Reinvested dividends	$113,286	49,627	68,874	1,799,714	1,099,448	56,642	367,817	29,850
Asset charges (note 3)	(647)	-	-	(89,911)	(72,856)	(249)	(7,564)	-

Net investment income (loss)	112,639	49,627	68,874	1,709,803	1,026,592	56,393	360,253	29,850

Realized gain (loss) on investments	(155,765)	(1,299)	6,830	8,597,119	(810,781)	(276,330)	985,983	9,176
Change in unrealized gain (loss) on investments	125,934	210	485	4,064,038	101,038	132,903	(1,018,963)	19,056

Net gain (loss) on investments	(29,831)	(1,089)	7,315	12,661,157	(709,743)	(143,427)	(32,980)	28,232

Reinvested capital gains	156,143	2,375	8,840	-	-	-	1,644,978	36,174

Net increase (decrease) in contract owners’ equity resulting from operations	$238,951	50,913	85,029	14,370,960	316,849	(87,034)	1,972,251	94,256

Investment Activity:	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	SAM5
Reinvested dividends	$13,427	272,265	1,173,298	1,473,578	321,946	1,198,384	2,790	48,407
Asset charges (note 3)	-	(11,790)	(21,246)	(32,285)	(4,913)	(123,815)	(635)	(332,855)

Net investment income (loss)	13,427	260,475	1,152,052	1,441,293	317,033	1,074,569	2,155	(284,448)

Realized gain (loss) on investments	189	(109,900)	3,033,546	1,897,818	460,310	2,317,374	-	-
Change in unrealized gain (loss) on investments	12,102	40,928	(3,255,184)	(2,774,674)	(450,158)	5,032,195	-	-

Net gain (loss) on investments	12,291	(68,972)	(221,638)	(876,856)	10,152	7,349,569	-	-

Reinvested capital gains	28,129	272,357	3,499,125	6,142,556	558,313	8,766,100	972	3,387

Net increase (decrease) in contract owners’ equity resulting from operations	$53,847	463,860	4,429,539	6,706,993	885,498	17,190,238	3,127	(281,061)

Investment Activity:	NVMIG1	GVDIVI	NVMLG1	NVMLV1	NVMMG1	NVMMV1	NVMMV2	SCGF
Reinvested dividends	$212,888	138,539	102,090	311,005	-	19,364	183,824	-
Asset charges (note 3)	-	-	(2,342)	(11,828)	(13,482)	(1,869)	-	(10,098)

Net investment income (loss)	212,888	138,539	99,748	299,177	(13,482)	17,495	183,824	(10,098)

Realized gain (loss) on investments	(249,443)	(107,896)	424,480	263,430	1,320,467	(32,489)	254,168	437,525
Change in unrealized gain (loss) on investments	(591,956)	211,218	(2,061,247)	195,471	(3,540,330)	96,793	536,674	(2,842,573)

Net gain (loss) on investments	(841,399)	103,322	(1,636,767)	458,901	(2,219,863)	64,304	790,842	(2,405,048)

Reinvested capital gains	321,679	-	1,756,323	1,764,870	4,887,392	113,131	1,148,664	3,762,263

Net increase (decrease) in contract owners’ equity resulting from operations	$(306,832)	241,861	219,304	2,522,948	2,654,047	194,930	2,123,330	1,347,117

Investment Activity:	SCVF	SCF	MSBF	NVSTB1	NVSTB2	NVOLG1	NVTIV3	EIF
Reinvested dividends	$248,515	138,716	376,465	593,004	20,201	993,001	12,241	281,827
Asset charges (note 3)	(18,284)	(35,699)	(5,107)	(41,931)	-	(617)	-	(1,125)

Net investment income (loss)	230,231	103,017	371,358	551,073	20,201	992,384	12,241	280,702

Realized gain (loss) on investments	1,274,392	1,594,153	40,496	4,450	(16,150)	2,449,246	(70,093)	499,956
Change in unrealized gain (loss) on investments	3,760,858	819,857	500,976	(86,074)	32,730	(29,125,109)	46,178	981,809

Net gain (loss) on investments	5,035,250	2,414,010	541,472	(81,624)	16,580	(26,675,863)	(23,915)	1,481,765

Reinvested capital gains	3,885,287	6,395,420	-	-	-	30,340,812	8,284	-

Net increase (decrease) in contract owners’ equity resulting from operations	$9,150,768	8,912,447	912,830	469,449	36,781	4,657,333	(3,390)	1,762,467

Investment Activity:	NVRE1	NVLCAP	NVLMP	NVSIX2	GVEX1	AMTB	AMGP	AMCG
Reinvested dividends	$651,839	639	105	5,865	86,884	43,111	3,523	-
Asset charges (note 3)	(16,811)	-	-	-	-	-	(1,522)	(5,071)

Net investment income (loss)	635,028	639	105	5,865	86,884	43,111	2,001	(5,071)

Realized gain (loss) on investments	(1,328,114)	(1,844)	(59)	(11,627)	17,570	(40,136)	(40,397)	(122,129)
Change in unrealized gain (loss) on investments	265,592	7,398	540	37,000	256,385	45,132	(31,607)	115,250

Net gain (loss) on investments	(1,062,522)	5,554	481	25,373	273,955	4,996	(72,004)	(6,879)

Reinvested capital gains	2,624,909	439	102	58,424	68,108	-	121,285	94,449

Net increase (decrease) in contract owners’ equity resulting from operations	$2,197,415	6,632	688	89,662	428,947	48,107	51,282	82,499

Investment Activity:	AMMCGS	AMTP	AMRI	AMSRS	NOTB3	NOTG3	NOTMG3	ALVGIA
Reinvested dividends	$-	2,296	33,509	13,649	484	464	645	227,495
Asset charges (note 3)	-	(146)	(12,369)	-	-	-	-	(44,355)

Net investment income (loss)	-	2,150	21,140	13,649	484	464	645	183,140

Realized gain (loss) on investments	(11,860)	(13,982)	66,926	71,559	(205)	13	30	806,879
Change in unrealized gain (loss) on investments	(1,046)	51,757	282,195	29,720	1,827	890	1,527	94,274

Net gain (loss) on investments	(12,906)	37,775	349,121	101,279	1,622	903	1,557	901,153

Reinvested capital gains	51,292	25,172	380,957	70,083	-	-	-	1,358,916

Net increase (decrease) in contract owners’ equity resulting from operations	$38,386	65,097	751,218	185,011	2,106	1,367	2,202	2,443,209

Investment Activity:	ALVIVA	ALVSVA	ACVCA	ACVIG	ACVIP2	ACVI	ACVMV1	ACVU1
Reinvested dividends	$113,131	111,450	-	433,425	169,764	16,822	266,022	2,474
Asset charges (note 3)	(14,236)	(15,762)	(1,352)	(6,905)	-	(3,651)	(9,686)	(1,712)

Net investment income (loss)	98,895	95,688	(1,352)	426,520	169,764	13,171	256,336	762

Realized gain (loss) on investments	52,827	(305,256)	(53,917)	371,827	(280,531)	(24,989)	650,476	(9,261)
Change in unrealized gain (loss) on investments	(225,135)	3,440,962	20,702	1,164,262	442,667	(41,076)	1,583,924	11,788

Net gain (loss) on investments	(172,308)	3,135,706	(33,215)	1,536,089	162,136	(66,065)	2,234,400	2,527

Reinvested capital gains	-	1,047,125	57,974	338,152	68,878	-	662,743	29,328

Net increase (decrease) in contract owners’ equity resulting from operations	$(73,413)	4,278,519	23,407	2,300,761	400,778	(52,894)	3,153,479	32,617

Investment Activity:	ACVV	DVMCS	DVSCS	DCAP	DSC	DVIV	SVSSVB	SVSLVB
Reinvested dividends	$415,955	27,182	810,175	324,197	-	73,438	449	731
Asset charges (note 3)	(48,124)	(6,111)	(165,497)	(8,101)	-	(7,840)	(393)	(241)

Net investment income (loss)	367,831	21,071	644,678	316,096	-	65,598	56	490

Realized gain (loss) on investments	529,693	(120,562)	3,267,414	49,053	49,312	(109,793)	(6,309)	6,193
Change in unrealized gain (loss) on investments	3,569,445	270,397	9,684,971	(1,823,974)	17,610	(30,414)	14,993	(20,336)

Net gain (loss) on investments	4,099,138	149,835	12,952,385	(1,774,921)	66,922	(140,207)	8,684	(14,143)

Reinvested capital gains	-	180,460	7,680,217	2,952,589	73,582	-	20,455	5,236

Net increase (decrease) in contract owners’ equity resulting from operations	$4,466,969	351,366	21,277,280	1,493,764	140,504	(74,609)	29,195	(8,417)

Investment Activity:	FVCA2P	FQB	FCS	FNRS2	FEIS	FF10S	FF20S	FF30S
Reinvested dividends	$12,092	888,009	210,228	34,207	1,253,001	32,534	473,441	212,553
Asset charges (note 3)	-	(23,669)	(70,977)	-	(29,607)	(584)	(54,620)	(18,160)

Net investment income (loss)	12,092	864,340	139,251	34,207	1,223,394	31,950	418,821	194,393

Realized gain (loss) on investments	(7,679)	(51,284)	836,270	(160,950)	2,334,674	28,707	584,496	324,829
Change in unrealized gain (loss) on investments	(33,120)	96,277	(1,478,476)	2,032,472	2,162,641	(1,999)	(91,861)	(96,024)

Net gain (loss) on investments	(40,799)	44,993	(642,206)	1,871,522	4,497,315	26,708	492,635	228,805

Reinvested capital gains	-	-	2,642,744	-	3,649,305	48,953	877,797	495,769

Net increase (decrease) in contract owners’ equity resulting from operations	$(28,707)	909,333	2,139,789	1,905,729	9,370,014	107,611	1,789,253	918,967

Investment Activity:	FFINS	FGOS	FGS	FHIS	FIP	FIGBS	FMCS	FMMP
Reinvested dividends	$13,668	547	-	685,881	707,652	4,306,919	162,012	6,541
Asset charges (note 3)	(2,062)	(633)	(70,579)	(13,420)	(100,662)	(302,171)	(34,014)	(5,121)

Net investment income (loss)	11,606	(86)	(70,579)	672,461	606,990	4,004,748	127,998	1,420

Realized gain (loss) on investments	2,529	(10,388)	2,610,095	(211,169)	1,887,634	(204,023)	(77,131)	-
Change in unrealized gain (loss) on investments	9,956	1,875	(10,188,118)	1,266,607	3,029,372	3,497,427	1,999,382	-

Net gain (loss) on investments	12,485	(8,513)	(7,578,023)	1,055,438	4,917,006	3,293,404	1,922,251	-

Reinvested capital gains	10,223	5,913	8,191,795	-	50,473	81,868	2,510,379	-

Net increase (decrease) in contract owners’ equity resulting from operations	$34,314	(2,686)	543,193	1,727,899	5,574,469	7,380,020	4,560,628	1,420

Investment Activity:	FOS	FVSS	FF05S	FF15S	FF25S	FF40S	GVMCE	GVCSE
Reinvested dividends	$215,145	34,168	4,286	115,916	251,121	102,446	321,520	818
Asset charges (note 3)	(5,030)	(58)	(513)	(18,664)	(35,040)	(17,169)	(81,946)	(137)

Net investment income (loss)	210,115	34,110	3,773	97,252	216,081	85,277	239,574	681

Realized gain (loss) on investments	201,818	173,115	(2,136)	(311,500)	27,906	26,275	(3,665,563)	(4,145)
Change in unrealized gain (loss) on investments	(1,371,624)	77,116	7,036	265,254	324,699	199,275	7,439,462	11,915

Net gain (loss) on investments	(1,169,806)	250,231	4,900	(46,246)	352,605	225,550	3,773,899	7,770

Reinvested capital gains	27,212	-	1,970	291,446	408,452	262,373	12,988	1,951

Net increase (decrease) in contract owners’ equity resulting from operations	$(932,479)	284,341	10,643	342,452	977,138	573,200	4,026,461	10,402

Investment Activity:	GVGOPS	GVGMNS	SBVSG	BNCAI	OVGR	OVGS	OVIG	OVGI
Reinvested dividends	$-	53	-	28,026	44,774	720,044	119,232	340,471
Asset charges (note 3)	(3,505)	-	(24,218)	(14,920)	(25,262)	(84,950)	(20,815)	(11,689)

Net investment income (loss)	(3,505)	53	(24,218)	13,106	19,512	635,094	98,417	328,782

Realized gain (loss) on investments	(181,531)	(700)	(428,485)	(61,629)	264,896	1,947,453	(240,036)	302,545
Change in unrealized gain (loss) on investments	203,432	1,593	679,565	20,485	(1,786,574)	(7,341,044)	(208,566)	(857,756)

Net gain (loss) on investments	21,901	893	251,080	(41,144)	(1,521,678)	(5,393,591)	(448,602)	(555,211)

Reinvested capital gains	8,984	-	458,852	397,350	1,134,448	4,564,074	253,641	3,618,968

Net increase (decrease) in contract owners’ equity resulting from operations	$27,380	946	685,714	369,312	(367,718)	(194,423)	(96,544)	3,392,539

Investment Activity:	OVSC	OVAG	OVSB	PMVAAA	PMVRSA	PMVFBA	PMVLGA	PMVLDA
Reinvested dividends	$34,134	-	857,814	563,634	1,665	18,018	49,496	652,951
Asset charges (note 3)	-	(9,849)	-	(41,542)	-	(1,451)	(5,898)	(85,688)

Net investment income (loss)	34,134	(9,849)	857,814	522,092	1,665	16,567	43,598	567,263

Realized gain (loss) on investments	(534)	617,682	(225,123)	(1,123,681)	(7,714)	(55,055)	320,082	(766,389)
Change in unrealized gain (loss) on investments	820,876	(1,948,657)	454,100	3,049,279	27,656	119,503	(187,530)	705,346

Net gain (loss) on investments	820,342	(1,330,975)	228,977	1,925,598	19,942	64,448	132,552	(61,043)

Reinvested capital gains	253,053	1,878,904	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,107,529	538,080	1,086,791	2,447,690	21,607	81,015	176,150	506,220

Investment Activity:	PMVRRA	PMVTRA	PIVEMI	PIHYB1	PVGIB	PVGOB	PVTIGB	PVTSCB
Reinvested dividends	$1,475,000	1,808,959	3,414	211,588	15,566	-	29,513	10,676
Asset charges (note 3)	(134,856)	(157,118)	(350)	(8,452)	-	-	-	(2,029)

Net investment income (loss)	1,340,144	1,651,841	3,064	203,136	15,566	-	29,513	8,647

Realized gain (loss) on investments	(4,855,695)	(1,243,164)	(171,037)	(149,268)	35,956	32	42,576	(62,163)
Change in unrealized gain (loss) on investments	7,131,930	1,722,319	195,028	521,670	44,131	8,380	(99,753)	200,135

Net gain (loss) on investments	2,276,235	479,155	23,991	372,402	80,087	8,412	(57,177)	137,972

Reinvested capital gains	-	-	-	-	27,489	-	-	91,160

Net increase (decrease) in contract owners’ equity resulting from operations	$3,616,379	2,130,996	27,055	575,538	123,142	8,412	(27,664)	237,779

Investment Activity:	PVTVB	ACGI	ACEG	AVBVI	AVHY1	AVIE	AVMCCI	AVSCE
Reinvested dividends	$14,274	57,632	-	2	592,826	646,480	325	-
Asset charges (note 3)	-	(11,999)	-	(5)	(29,251)	(98,510)	(524)	(557)

Net investment income (loss)	14,274	45,633	-	(3)	563,575	547,970	(199)	(557)

Realized gain (loss) on investments	(53,253)	(235,204)	83,193	(167)	(262,311)	1,612,198	(51,522)	(42,933)
Change in unrealized gain (loss) on investments	5,900	694,361	(172,967)	(93)	1,149,530	(2,520,375)	60,083	53,568

Net gain (loss) on investments	(47,353)	459,157	(89,774)	(260)	887,219	(908,177)	8,561	10,635

Reinvested capital gains	50,757	476,281	102,736	174	-	-	27,727	17,325

Net increase (decrease) in contract owners’ equity resulting from operations	$17,678	981,071	12,962	(89)	1,450,794	(360,207)	36,089	27,403

Investment Activity:	ROCMC	RVARS	TREI2	TRHS2	TRLT1	TRMCG2	TRNAG1	TRPSB1
Reinvested dividends	$47,631	536	595,036	-	286,340	-	14,217	63,407
Asset charges (note 3)	(13,481)	-	(71,565)	(28,140)	(51,250)	(53,393)	(78,274)	(8,750)

Net investment income (loss)	34,150	536	523,471	(28,140)	235,090	(53,393)	(64,057)	54,657

Realized gain (loss) on investments	(740,554)	9,750	3,502,292	2,792,366	(77,599)	(295,514)	(2,084,600)	(188,191)
Change in unrealized gain (loss) on investments	1,903,622	(12,149)	(2,126,377)	(6,483,689)	114,377	49,969	631,470	279,097

Net gain (loss) on investments	1,163,068	(2,399)	1,375,915	(3,691,323)	36,778	(245,545)	(1,453,130)	90,906

Reinvested capital gains	-	-	2,612,541	171,039	-	1,493,887	1,734,518	91,725

Net increase (decrease) in contract owners’ equity resulting from operations	$1,197,218	(1,863)	4,511,927	(3,548,424)	271,868	1,194,949	217,331	237,288

Investment Activity:	TRBCGP	VWEM	VWHA	VVB	VVCG	VVDV	VVI	VVMCI
Reinvested dividends	$-	36,587	109,911	197,046	118,393	365,515	122,246	362,146
Asset charges (note 3)	(82,494)	(6,087)	(45,117)	(17,249)	(21,169)	(27,426)	(17,250)	(54,038)

Net investment income (loss)	(82,494)	30,500	64,794	179,797	97,224	338,089	104,996	308,108

Realized gain (loss) on investments	1,509,207	(120,107)	(3,880,140)	59,478	(21,164)	379,235	27,395	812,689
Change in unrealized gain (loss) on investments	(881,856)	58,637	14,108,839	267,508	729,348	77,004	(205,005)	(261,900)

Net gain (loss) on investments	627,351	(61,470)	10,228,699	326,986	708,184	456,239	(177,610)	550,789

Reinvested capital gains	-	39,636	-	344,830	259,870	747,681	142,329	1,800,809

Net increase (decrease) in contract owners’ equity resulting from operations	$544,857	8,666	10,293,493	851,613	1,065,278	1,542,009	69,715	2,659,706

Investment Activity:	VVREI	VVSTC	VVSCG	VVHGB	WRASP	WRGP	WRHIP	WRMCG
Reinvested dividends	$230,448	101,562	13,691	488,747	59,793	4,320	2,764,426	-
Asset charges (note 3)	(19,195)	(11,651)	(8,422)	(47,050)	(5,407)	(19,326)	(52,796)	(10,906)

Net investment income (loss)	211,253	89,911	5,269	441,697	54,386	(15,006)	2,711,630	(10,906)

Realized gain (loss) on investments	164,883	(7,534)	(75,569)	(33,629)	(2,956,905)	(698,650)	(1,537,892)	(535,333)
Change in unrealized gain (loss) on investments	(336,706)	54,939	290,804	(5,787)	2,491,470	(1,125,365)	4,306,807	500,716

Net gain (loss) on investments	(171,823)	47,405	215,235	(39,416)	(465,435)	(1,824,015)	2,768,915	(34,617)

Reinvested capital gains	611,456	-	347,644	58,226	-	1,888,577	-	333,815

Net increase (decrease) in contract owners’ equity resulting from operations	$650,886	137,316	568,148	460,507	(411,049)	49,556	5,480,545	288,292

Investment Activity:	WRRESP	WRSTP	SVDF	SVOF	WFVSCG	CAF
Reinvested dividends	$85,851	-	-	113,315	-	20,339
Asset charges (note 3)	(10,441)	(18,176)	(13,341)	(13,277)	(7,591)	(768)

Net investment income (loss)	75,410	(18,176)	(13,341)	100,038	(7,591)	19,571

Realized gain (loss) on investments	(367,986)	(1,162,290)	(321,740)	(23,564)	(654,920)	3,341,232
Change in unrealized gain (loss) on investments	(227,393)	690,860	106,434	(6,347)	451,060	(4,805,528)

Net gain (loss) on investments	(595,379)	(471,430)	(215,306)	(29,911)	(203,860)	(1,464,296)

Reinvested capital gains	725,353	499,483	994,544	562,582	523,918	1,404,949

Net increase (decrease) in contract owners’ equity resulting from operations	$205,384	9,877	765,897	632,709	312,467	(39,776)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2016 and 2015

	Total		ALVDAA		ACVIP1		AMVAA2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$69,374,013	73,565,886	229	552	213,076	123,750	102,057	72,606
Realized gain (loss) on investments	46,700,180	157,541,808	(1,555)	634	(117,230)	(40,592)	41,453	77,689
Change in unrealized gain (loss) on investments	32,203,948	(475,204,916)	2,087	(3,333)	(51,762)	(365,402)	289,198	(432,377)
Reinvested capital gains	206,359,654	206,683,439	6	1,108	47,854	-	151,298	333,728

Net increase (decrease) in contract owners’ equity resulting from operations	354,637,795	(37,413,783)	767	(1,039)	91,938	(282,244)	584,006	51,646

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	214,947,701	230,175,856	9,196	6,669	420,565	4,587	355,012	348,568
Transfers between funds	-	-	(37,415)	20,242	13,205,298	4,969,655	2,221,773	1,798,242
Surrenders (note 6)	(223,413,580)	(261,930,075)	(922)	(710)	(146,949)	(15,845)	(50,804)	(45,336)
Death benefits (note 4)	(19,933,699)	(21,800,687)	-	-	(3,282)	(5)	-	(31,992)
Net policy repayments (loans) (note 5)	(4,371,264)	(7,475,773)	(137)	(30)	(44,823)	(3,332)	13,412	(27,774)
Deductions for surrender charges (note 2d)	(88,731)	(117,645)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(109,803,006)	(107,812,060)	(6,764)	(5,855)	(106,738)	(41,151)	(146,069)	(87,962)
Asset charges (note 3):
FPVUL & VEL contracts	(5,013,433)	(5,536,627)	(195)	(281)	(211)	(98)	(1,262)	(1,403)
MSP contracts	(267,404)	(294,944)	-	-	-	-	-	-
SL contracts or LSFP contracts	(642,587)	(703,206)	-	-	-	-	-	-
Adjustments to maintain reserves	66,349	8,440	(16)	5	9,766	(768)	35	(2)

Net equity transactions	(148,519,654)	(175,486,721)	(36,253)	20,040	13,333,626	4,913,043	2,392,097	1,952,341

Net change in contract owners’ equity	206,118,141	(212,900,504)	(35,486)	19,001	13,425,564	4,630,799	2,976,103	2,003,987
Contract owners’ equity beginning of period	4,526,981,672	4,739,882,176	64,806	45,805	5,480,549	849,750	5,167,132	3,163,145

Contract owners’ equity end of period	$4,733,099,813	4,526,981,672	29,320	64,806	18,906,113	5,480,549	8,143,235	5,167,132

CHANGES IN UNITS:
Beginning units	249,805,767	251,462,059	5,447	3,808	592,890	89,451	354,629	219,500
Units purchased	38,573,195	46,460,532	794	2,252	1,524,582	561,286	176,756	150,977
Units redeemed	(41,718,118)	(48,116,824)	(3,862)	(613)	(160,811)	(57,847)	(19,629)	(15,848)

Ending units	246,660,844	249,805,767	2,379	5,447	1,956,661	592,890	511,756	354,629

	AMVBD2		AMVGS2		AMVGR2		AMVI2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,149,378	1,133,237	456	(4,302)	95,956	58,715	70,150	67,183
Realized gain (loss) on investments	(11,246)	(10,918)	(95,724)	284,933	152,600	4,209,138	(226,694)	176,738
Change in unrealized gain (loss) on investments	617,286	(2,381,044)	(127,729)	(312,589)	(171,097)	(6,136,457)	(83,550)	(773,619)
Reinvested capital gains	251,767	1,386,907	228,140	125,351	1,617,818	3,364,440	463,255	276,716

Net increase (decrease) in contract owners’ equity resulting from operations	2,007,185	128,182	5,143	93,393	1,695,277	1,495,836	223,161	(252,982)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	737	84,939	143,033	647,989	636,096	881,456	858,836
Transfers between funds	(4,084)	3,577	(312,582)	(964,330)	(1,613,358)	(8,729,499)	152,991	631,694
Surrenders (note 6)	(1,187)	(41,665)	(7,324)	(205,389)	(215,958)	(441,281)	(247,231)	(551,918)
Death benefits (note 4)	-	-	(1,516)	(3,934)	(15,173)	(62,232)	(6,959)	(22,950)
Net policy repayments (loans) (note 5)	(419)	(353)	(2,480)	(6,588)	(26,400)	(6,598)	10,415	585
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(683,020)	(637,156)	(15,764)	(23,066)	(260,015)	(275,499)	(114,781)	(98,310)
Asset charges (note 3):
FPVUL & VEL contracts	(21)	(40)	(12)	(132)	(70)	(69)	(346)	(256)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	216	23	17	(9)	(78)	(4)	54	(23)

Net equity transactions	(688,515)	(674,877)	(254,722)	(1,060,415)	(1,483,063)	(8,879,086)	675,599	817,658

Net change in contract owners’ equity	1,318,670	(546,695)	(249,579)	(967,022)	212,214	(7,383,250)	898,760	564,676
Contract owners’ equity beginning of period	70,464,503	71,011,198	1,544,166	2,511,188	17,442,134	24,825,384	5,243,130	4,678,454

Contract owners’ equity end of period	$71,783,173	70,464,503	1,294,587	1,544,166	17,654,348	17,442,134	6,141,890	5,243,130

CHANGES IN UNITS:
Beginning units	5,633,226	5,686,802	125,623	204,209	1,120,259	1,698,415	506,463	430,497
Units purchased	72	358	10,122	19,573	47,871	75,203	191,858	138,452
Units redeemed	(53,219)	(53,934)	(32,378)	(98,159)	(130,019)	(653,359)	(124,218)	(62,486)

Ending units	5,580,079	5,633,226	103,367	125,623	1,038,111	1,120,259	574,103	506,463

	AMVNW2		BRVHYI		MLVLC2		MLVGA2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,775	-	232,442	50,643	13,389	11,248	101,869	102,280
Realized gain (loss) on investments	(50)	-	(57,340)	(26,364)	(87,939)	335,732	(25,132)	(62,239)
Change in unrealized gain (loss) on investments	3,110	-	351,867	(182,132)	128,244	(429,169)	280,171	(657,456)
Reinvested capital gains	-	-	-	25,185	121,562	104,072	-	530,085

Net increase (decrease) in contract owners’ equity resulting from operations	4,835	-	526,969	(132,668)	175,256	21,883	356,908	(87,330)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	130	-	70,145	85	350,833	221,265	422,961	486,677
Transfers between funds	378,099	-	839,694	3,364,781	(697,454)	(913,294)	(114,065)	(497,833)
Surrenders (note 6)	-	-	(157,787)	-	(131,862)	(176,386)	(735,680)	(588,687)
Death benefits (note 4)	-	-	-	(2)	(15,605)	(255)	(42,694)	(17,787)
Net policy repayments (loans) (note 5)	-	-	(15,523)	-	87,253	(65,329)	(46,616)	(184,746)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(221)	295
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(903)	-	(46,995)	(8,499)	(32,293)	(46,064)	(416,298)	(425,844)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(145)	-	(18)	(282)	(25,548)	(31,541)
MSP contracts	-	-	-	-	-	-	(1,072)	(996)
SL contracts or LSFP contracts	-	-	-	-	-	-	(4,215)	(5,203)
Adjustments to maintain reserves	4	-	(346)	1,743	20	6	(3)	(1)

Net equity transactions	377,330	-	689,043	3,358,108	(439,126)	(980,339)	(963,451)	(1,265,666)

Net change in contract owners’ equity	382,165	-	1,216,012	3,225,440	(263,870)	(958,456)	(606,543)	(1,352,996)
Contract owners’ equity beginning of period	-	-	3,724,985	499,545	1,927,425	2,885,881	9,686,094	11,039,090

Contract owners’ equity end of period	$382,165	-	4,940,997	3,724,985	1,663,555	1,927,425	9,079,551	9,686,094

CHANGES IN UNITS:
Beginning units	-	-	397,942	51,392	97,677	145,570	588,721	665,128
Units purchased	36,871	-	91,744	347,896	23,582	24,503	37,949	36,835
Units redeemed	(88)	-	(21,518)	(1,346)	(44,714)	(72,396)	(95,822)	(113,242)

Ending units	36,783	-	468,168	397,942	76,545	97,677	530,848	588,721

	CVSPIP		DAVVL		DWVEMS		DWVSVS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$6,967	(980)	41,970	17,742	12,638	4,222	73,757	39,076
Realized gain (loss) on investments	43	(25,844)	(280,753)	34,305	(118,539)	(26,217)	(395,736)	3,457
Change in unrealized gain (loss) on investments	49,896	10,700	101,850	(394,395)	345,215	(221,696)	3,291,330	(2,588,514)
Reinvested capital gains	6,423	9,344	546,456	394,807	49,432	26,736	1,340,874	1,626,973

Net increase (decrease) in contract owners’ equity resulting from operations	63,329	(6,780)	409,523	52,459	288,746	(216,955)	4,310,225	(919,008)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	902,869	31,176	190,399	160,324	668,318	526,550	775,129	1,233,125
Transfers between funds	(805,082)	94,887	853,256	(506,177)	208,330	632,664	920,275	(1,489,437)
Surrenders (note 6)	-	-	(298,484)	(35,568)	(68,458)	(3,306)	(92,578)	(354,359)
Death benefits (note 4)	-	-	-	(9)	-	(16)	(56,484)	(29,778)
Net policy repayments (loans) (note 5)	(122)	(4,801)	11,185	(18,440)	(1,736)	(745)	(21,303)	61,833
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,294)	(12,910)	(43,449)	(35,584)	(55,636)	(37,699)	(261,510)	(227,033)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(2,290)	(2,316)	(52)	(4)	(2,067)	(1,328)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	11	(11)	10	(10)	19	1	130	(20)

Net equity transactions	92,382	108,341	710,627	(437,780)	750,785	1,117,445	1,261,592	(806,997)

Net change in contract owners’ equity	155,711	101,561	1,120,150	(385,321)	1,039,531	900,490	5,571,817	(1,726,005)
Contract owners’ equity beginning of period	553,494	451,933	2,503,302	2,888,623	2,049,470	1,148,980	13,060,799	14,786,804

Contract owners’ equity end of period	$709,205	553,494	3,623,452	2,503,302	3,089,001	2,049,470	18,632,616	13,060,799

CHANGES IN UNITS:
Beginning units	49,793	40,910	187,283	219,468	231,836	110,505	980,158	1,035,605
Units purchased	79,246	50,402	84,774	11,992	111,825	125,606	222,896	132,415
Units redeemed	(71,715)	(41,519)	(28,847)	(44,177)	(35,498)	(4,275)	(134,744)	(187,862)

Ending units	57,324	49,793	243,210	187,283	308,163	231,836	1,068,310	980,158

	DFVIPS		DFVIS		DFVUTV		DSIF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$65,133	-	19,265	20,110	17,386	24,570	8,442,585	7,194,548
Realized gain (loss) on investments	(17,693)	-	(23,621)	(11,293)	(95,160)	(16,221)	27,801,793	29,566,708
Change in unrealized gain (loss) on investments	(169,715)	-	45,959	(81,358)	449,548	(316,451)	(2,033,461)	(44,641,970)
Reinvested capital gains	3,543	-	7,368	33,302	75,515	142,051	15,562,830	11,749,112

Net increase (decrease) in contract owners’ equity resulting from operations	(118,732)	-	48,971	(39,239)	447,289	(166,051)	49,773,747	3,868,398

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	64	-	204	(89)	561	(323)	17,443,442	15,346,063
Transfers between funds	5,326,807	-	(167,478)	1,107,002	430,700	2,228,929	10,494,808	16,884,811
Surrenders (note 6)	(79,000)	-	(14,942)	(38,599)	(35,885)	(78,101)	(19,212,219)	(19,087,452)
Death benefits (note 4)	-	-	(3,584)	(2,581)	(7,052)	(5,227)	(1,429,110)	(1,250,584)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	(1,236,405)	(1,532,190)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(2,760)	(4,481)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7,380)	-	(7,602)	(4,825)	(15,252)	(9,663)	(10,183,708)	(9,373,668)
Asset charges (note 3):
FPVUL & VEL contracts	(118)	-	-	-	-	-	(403,117)	(435,953)
MSP contracts	-	-	-	-	-	-	(12,001)	(12,846)
SL contracts or LSFP contracts	-	-	-	-	-	-	(67,657)	(69,819)
Adjustments to maintain reserves	3	-	8	(4)	15	(5)	3,874	214

Net equity transactions	5,240,376	-	(193,394)	1,060,904	373,087	2,135,610	(4,604,853)	464,095

Net change in contract owners’ equity	5,121,644	-	(144,423)	1,021,665	820,376	1,969,559	45,168,894	4,332,493
Contract owners’ equity beginning of period	-	-	1,021,665	-	1,969,559	-	433,286,156	428,953,663

Contract owners’ equity end of period	$5,121,644	-	877,242	1,021,665	2,789,935	1,969,559	478,455,050	433,286,156

CHANGES IN UNITS:
Beginning units	-	-	105,953	-	215,294	-	19,872,339	19,703,250
Units purchased	529,203	-	-	110,690	29,942	225,046	1,824,459	1,801,373
Units redeemed	(8,773)	-	(20,138)	(4,737)	(5,533)	(9,752)	(2,007,820)	(1,632,284)

Ending units	520,430	-	85,815	105,953	239,703	215,294	19,688,978	19,872,339

	DSRG		DSGIBA		ETVFR		FTVIS2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$139,570	131,372	-	-	2,312,563	2,153,287	332,764	303,078
Realized gain (loss) on investments	351,441	777,547	17	-	(766,721)	(253,501)	(14,949)	67,282
Change in unrealized gain (loss) on investments	(480,482)	(2,951,356)	250	-	4,475,338	(2,614,256)	583,734	(831,478)
Reinvested capital gains	1,067,074	1,668,105	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,077,603	(374,332)	267	-	6,021,180	(714,470)	901,549	(461,118)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	636,539	675,825	1,221	-	321,886	283,477	358,376	369,656
Transfers between funds	(60,698)	(606,819)	24,921	-	3,397,156	(444,493)	181,274	125,547
Surrenders (note 6)	(797,863)	(709,318)	(1,491)	-	(537,378)	(1,210,455)	(851,720)	(393,876)
Death benefits (note 4)	(78,466)	(252,148)	-	-	(22,036)	(34,286)	(47,471)	(92,453)
Net policy repayments (loans) (note 5)	43,420	68,378	3	-	(48,961)	(650,427)	459,645	80,105
Deductions for surrender charges (note 2d)	(18)	(50)	-	-	-	-	(306)	(854)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(655,264)	(678,052)	(420)	-	(846,871)	(776,341)	(286,935)	(274,166)
Asset charges (note 3):
FPVUL & VEL contracts	(45,292)	(51,543)	(45)	-	(612)	(438)	(13,997)	(15,835)
MSP contracts	(1,295)	(1,480)	-	-	-	-	(1,803)	(1,875)
SL contracts or LSFP contracts	(1,500)	(1,683)	-	-	-	-	(5,832)	(5,662)
Adjustments to maintain reserves	1,199	(385)	1	-	482	(496)	(5)	(4)

Net equity transactions	(959,238)	(1,557,275)	24,190	-	2,263,666	(2,833,459)	(208,774)	(209,417)

Net change in contract owners’ equity	118,365	(1,931,607)	24,457	-	8,284,846	(3,547,929)	692,775	(670,535)
Contract owners’ equity beginning of period	11,176,410	13,108,017	-	-	63,451,455	66,999,384	6,040,094	6,710,629

Contract owners’ equity end of period	$11,294,775	11,176,410	24,457	-	71,736,301	63,451,455	6,732,869	6,040,094

CHANGES IN UNITS:
Beginning units	503,710	579,590	-	-	5,769,523	6,022,601	377,928	390,265
Units purchased	32,508	46,157	2,541	-	419,480	272,465	58,953	44,283
Units redeemed	(74,542)	(122,037)	(191)	-	(192,200)	(525,543)	(67,415)	(56,620)

Ending units	461,676	503,710	2,350	-	5,996,803	5,769,523	369,466	377,928

	FTVRDI		FTVSVI		FTVSV2		FTVMD2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$254,151	269,461	97,560	89,263	58,506	46,272	33,634	60,190
Realized gain (loss) on investments	683,137	712,132	433,255	773,780	(1,064,788)	431,175	(123,269)	(15,121)
Change in unrealized gain (loss) on investments	(422,179)	(3,179,153)	685,005	(2,976,841)	2,218,341	(2,843,013)	166,394	(344,491)
Reinvested capital gains	1,847,519	1,677,113	1,351,260	1,416,193	1,514,968	1,582,970	165,605	123,517

Net increase (decrease) in contract owners’ equity resulting from operations	2,362,628	(520,447)	2,567,080	(697,605)	2,727,027	(782,596)	242,364	(175,905)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	919,776	1,123,180	359,119	333,206	522,312	559,224	9,773	2,599
Transfers between funds	(423,196)	279,626	113,757	(589,048)	826,953	(1,300,846)	(17,667)	1,844,305
Surrenders (note 6)	(1,031,914)	(1,583,797)	(291,139)	(756,064)	(1,752,780)	(711,121)	(21,686)	(11,753)
Death benefits (note 4)	(81,707)	(47,815)	(19,680)	(29,984)	(65,758)	(116,075)	(7,183)	-
Net policy repayments (loans) (note 5)	(321,663)	(110,064)	(152,948)	48,443	(21,112)	25,281	(55,339)	(624)
Deductions for surrender charges (note 2d)	(270)	(619)	(719)	(839)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(489,784)	(479,442)	(326,604)	(308,058)	(117,284)	(117,723)	(61,805)	(43,314)
Asset charges (note 3):
FPVUL & VEL contracts	(46,876)	(49,952)	(27,463)	(30,096)	(520)	(1,210)	(2,973)	(2,156)
MSP contracts	(1,760)	(1,849)	(1,522)	(1,538)	-	-	-	-
SL contracts or LSFP contracts	(5,838)	(6,134)	(3,721)	(3,867)	-	-	-	-
Adjustments to maintain reserves	(3)	4	43	(8)	56	16	15	(3)

Net equity transactions	(1,483,235)	(876,862)	(350,877)	(1,337,853)	(608,133)	(1,662,454)	(156,865)	1,789,054

Net change in contract owners’ equity	879,393	(1,397,309)	2,216,203	(2,035,458)	2,118,894	(2,445,050)	85,499	1,613,149
Contract owners’ equity beginning of period	15,754,609	17,151,918	8,658,290	10,693,748	8,856,820	11,301,870	2,077,541	464,392

Contract owners’ equity end of period	$16,634,002	15,754,609	10,874,493	8,658,290	10,975,714	8,856,820	2,163,040	2,077,541

CHANGES IN UNITS:
Beginning units	570,589	599,977	255,164	292,511	436,021	512,783	147,343	32,122
Units purchased	25,800	43,397	13,034	11,709	71,307	48,883	7,568	124,909
Units redeemed	(78,509)	(72,785)	(22,689)	(49,056)	(91,325)	(125,645)	(18,059)	(9,688)

Ending units	517,880	570,589	245,509	255,164	416,003	436,021	136,852	147,343

	FTVDM2		TIF		TIF2		FTVGI2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$18,557	60,438	20,892	42,124	428,868	773,732	(2,444)	906,016
Realized gain (loss) on investments	(200,815)	(251,045)	(8,906)	4,703	(404,491)	371,073	(885,426)	(173,148)
Change in unrealized gain (loss) on investments	534,408	(778,823)	38,695	(152,028)	1,173,881	(3,642,164)	1,061,378	(1,295,522)
Reinvested capital gains	-	384,881	16,379	39,502	420,475	835,214	8,984	59,042

Net increase (decrease) in contract owners’ equity resulting from operations	352,150	(584,549)	67,060	(65,699)	1,618,733	(1,662,145)	182,492	(503,612)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	238,922	220,824	-	-	460,610	385,096	258,533	268,974
Transfers between funds	(16,791)	(377,918)	(11,614)	(17,299)	(1,220,733)	2,068,601	(145,882)	(1,130,563)
Surrenders (note 6)	(237,017)	(154,489)	(21,485)	(84,583)	(388,491)	(459,477)	(3,023,335)	(528,057)
Death benefits (note 4)	(2,773)	(6,752)	-	-	(49,836)	(314,545)	(174)	(112,780)
Net policy repayments (loans) (note 5)	22,209	(6,995)	(31,886)	(13,453)	(207,587)	23,513	(11,428)	(33,945)
Deductions for surrender charges (note 2d)	(406)	(487)	(1)	-	(200)	(1,725)	(160)	(148)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(95,562)	(107,323)	(23,596)	(27,274)	(389,648)	(406,838)	(420,037)	(347,783)
Asset charges (note 3):
FPVUL & VEL contracts	(8,018)	(9,377)	(2,551)	(3,306)	(13,903)	(17,288)	(22,945)	(26,008)
MSP contracts	(627)	(716)	(483)	(532)	(231)	(257)	(696)	(863)
SL contracts or LSFP contracts	(886)	(1,199)	(534)	(631)	(2,696)	(3,089)	(3,560)	(3,762)
Adjustments to maintain reserves	6	(3)	(14)	13	125	(33)	(1)	(10)

Net equity transactions	(100,943)	(444,435)	(92,164)	(147,065)	(1,812,590)	1,273,958	(3,369,685)	(1,914,945)

Net change in contract owners’ equity	251,207	(1,028,984)	(25,104)	(212,764)	(193,857)	(388,187)	(3,187,193)	(2,418,557)
Contract owners’ equity beginning of period	2,161,899	3,190,883	1,016,000	1,228,764	24,618,620	25,006,807	10,987,604	13,406,161

Contract owners’ equity end of period	$2,413,106	2,161,899	990,896	1,016,000	24,424,763	24,618,620	7,800,411	10,987,604

CHANGES IN UNITS:
Beginning units	285,175	338,402	42,432	48,081	1,146,428	1,087,231	662,999	774,609
Units purchased	23,196	25,972	-	1	54,562	150,863	22,917	27,295
Units redeemed	(37,330)	(79,199)	(3,932)	(5,650)	(137,557)	(91,666)	(228,154)	(138,905)

Ending units	271,041	285,175	38,500	42,432	1,063,433	1,146,428	457,762	662,999

	FTVFA2		FTVGB1		IVKMG1		IVBRA1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$24,446	21,227	(26,745)	879,228	(2,421)	(3,982)	4,578	26,252
Realized gain (loss) on investments	(2,034)	(20,790)	(1,005,312)	(289,149)	367,992	493,195	(43,310)	(5,320)
Change in unrealized gain (loss) on investments	34,141	(48,744)	1,472,530	(1,180,828)	(746,090)	(808,966)	110,463	(105,893)
Reinvested capital gains	20,693	1,161	11,364	56,886	349,893	381,271	-	54,647

Net increase (decrease) in contract owners’ equity resulting from operations	77,246	(47,146)	451,837	(533,863)	(30,626)	61,518	71,731	(30,314)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	39,548	32,418	1,019,936	1,145,793	137,192	201,155	37,280	19,819
Transfers between funds	(15,741)	3,818	1,302,206	2,146,536	(1,380,268)	496,502	858,258	271,965
Surrenders (note 6)	(72,468)	(14,371)	(1,283,311)	(1,109,483)	(232,058)	(499,996)	(59,132)	(9,718)
Death benefits (note 4)	-	-	(43,580)	(2,105)	(28,388)	(3,491)	-	-
Net policy repayments (loans) (note 5)	(15,363)	(20,211)	(43,694)	(46,496)	(29,508)	(4,917)	(2,470)	(12,832)
Deductions for surrender charges (note 2d)	(180)	(52)	-	-	(232)	(80)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(26,296)	(27,845)	(202,394)	(184,568)	(110,740)	(123,824)	(36,160)	(13,297)
Asset charges (note 3):
FPVUL & VEL contracts	(2,422)	(2,906)	(2,655)	(2,186)	(8,280)	(9,811)	(3,538)	(1,956)
MSP contracts	(26)	(53)	-	-	(314)	(368)	-	-
SL contracts or LSFP contracts	(5)	(6)	-	-	(1,612)	(1,944)	-	-
Adjustments to maintain reserves	5	(9)	90	(7)	(7)	(1)	(3)	2

Net equity transactions	(92,948)	(29,217)	746,598	1,947,484	(1,654,215)	53,225	794,235	253,983

Net change in contract owners’ equity	(15,702)	(76,363)	1,198,435	1,413,621	(1,684,841)	114,743	865,966	223,669
Contract owners’ equity beginning of period	664,708	741,071	13,399,403	11,985,782	5,068,137	4,953,394	620,517	396,848

Contract owners’ equity end of period	$649,006	664,708	14,597,838	13,399,403	3,383,296	5,068,137	1,486,483	620,517

CHANGES IN UNITS:
Beginning units	51,295	53,635	1,372,392	1,178,165	345,418	341,263	62,732	38,475
Units purchased	3,434	2,849	450,652	388,625	10,799	64,472	82,585	28,487
Units redeemed	(10,478)	(5,189)	(371,614)	(194,398)	(127,620)	(60,317)	(10,707)	(4,230)

Ending units	44,251	51,295	1,451,430	1,372,392	228,597	345,418	134,610	62,732

	JPMMV1		JPSCE1		JABS		JAMGS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$103,235	91,758	150	(27)	487,422	392,997	9,192	-
Realized gain (loss) on investments	84,083	444,429	53	33	371,249	669,691	(8,289)	-
Change in unrealized gain (loss) on investments	2,027,483	(1,827,990)	11,963	(109)	(33,133)	(1,831,608)	59,755	-
Reinvested capital gains	866,641	890,570	5,001	-	380,816	806,630	139,121	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,081,442	(401,233)	17,167	(103)	1,206,354	37,710	199,779	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,015,452	1,201,351	36,574	6,725	2,377,201	2,110,919	110,425	-
Transfers between funds	14,317,494	5,373,498	10,226	37,330	1,678,822	551,934	4,664,985	-
Surrenders (note 6)	(330,481)	(715,916)	-	-	(2,081,787)	(1,732,944)	(23,331)	-
Death benefits (note 4)	(53,141)	(15,425)	-	-	(20,585)	(116,335)	(3,506)	-
Net policy repayments (loans) (note 5)	(57,630)	94,161	-	-	(28,041)	48,321	21	-
Deductions for surrender charges (note 2d)	-	-	-	-	(80)	(68)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(263,554)	(174,145)	(2,239)	(578)	(556,457)	(477,470)	(21,484)	-
Asset charges (note 3):
FPVUL & VEL contracts	(1,608)	(1,823)	-	-	(11,988)	(13,978)	(241)	-
MSP contracts	-	-	-	-	(52)	(33)	-	-
SL contracts or LSFP contracts	-	-	-	-	(1,809)	(1,702)	-	-
Adjustments to maintain reserves	131	(8)	8	(1)	131	9	18	-

Net equity transactions	14,626,663	5,761,693	44,569	43,476	1,355,355	368,653	4,726,887	-

Net change in contract owners’ equity	17,708,105	5,360,460	61,736	43,373	2,561,709	406,363	4,926,666	-
Contract owners’ equity beginning of period	16,060,386	10,699,926	43,373	-	25,570,430	25,164,067	-	-

Contract owners’ equity end of period	$33,768,491	16,060,386	105,109	43,373	28,132,139	25,570,430	4,926,666	-

CHANGES IN UNITS:
Beginning units	573,578	372,474	4,684	-	947,970	933,751	-	-
Units purchased	573,330	235,274	5,021	4,745	490,409	182,098	522,307	-
Units redeemed	(89,955)	(34,170)	(239)	(61)	(438,127)	(167,879)	(65,095)	-

Ending units	1,056,953	573,578	9,466	4,684	1,000,252	947,970	457,212	-

	JAFBS		JACAS		JAGTS		JAIGS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$281,722	183,288	345,523	544,780	8,492	119,287	1,014,708	115,319
Realized gain (loss) on investments	(87,233)	2,566	(897,545)	587,908	604,628	1,721,783	(2,062,735)	(2,781,891)
Change in unrealized gain (loss) on investments	19,203	(311,186)	(4,252,129)	(5,087,638)	679,227	(3,154,269)	(967,714)	(240,479)
Reinvested capital gains	-	38,354	5,577,646	9,050,213	511,313	2,055,008	580,615	798,169

Net increase (decrease) in contract owners’ equity resulting from operations	213,692	(86,978)	773,495	5,095,263	1,803,660	741,809	(1,435,126)	(2,108,882)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,118,361	1,087,753	1,944,671	1,895,009	229,576	525,179	963,073	991,026
Transfers between funds	739,105	12,868,588	(1,618,379)	(2,325,107)	235,446	(1,127,343)	(613,083)	(3,561,288)
Surrenders (note 6)	(447,095)	(5,703,917)	(3,299,119)	(2,459,036)	(762,592)	(708,591)	(1,173,845)	(1,984,556)
Death benefits (note 4)	(4,930)	(243)	(224,935)	(180,685)	(52,235)	(94,680)	(74,585)	(133,693)
Net policy repayments (loans) (note 5)	(22,446)	(14,547)	42,217	(2,067)	55,574	(80,090)	1,057,320	70,004
Deductions for surrender charges (note 2d)	-	-	(2,945)	(1,440)	(723)	(128)	(1,839)	(1,175)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(179,492)	(132,029)	(1,507,700)	(1,470,574)	(485,149)	(550,541)	(792,232)	(889,261)
Asset charges (note 3):
FPVUL & VEL contracts	(887)	(475)	(95,079)	(102,864)	(41,223)	(43,154)	(52,104)	(67,369)
MSP contracts	-	-	(2,708)	(3,118)	(884)	(1,027)	(2,139)	(2,716)
SL contracts or LSFP contracts	-	-	(9,580)	(9,469)	2,525	(3,500)	(5,536)	(7,068)
Adjustments to maintain reserves	70	(15)	63	20	38	10	39	10

Net equity transactions	1,202,686	8,105,115	(4,773,494)	(4,659,331)	(819,647)	(2,083,865)	(694,931)	(5,586,086)

Net change in contract owners’ equity	1,416,378	8,018,137	(3,999,999)	435,932	984,013	(1,342,056)	(2,130,057)	(7,694,968)
Contract owners’ equity beginning of period	12,417,813	4,399,676	45,096,682	44,660,750	14,007,986	15,350,042	21,561,467	29,256,435

Contract owners’ equity end of period	$13,834,191	12,417,813	41,096,683	45,096,682	14,991,999	14,007,986	19,431,410	21,561,467

CHANGES IN UNITS:
Beginning units	1,234,000	435,927	2,232,703	2,473,108	1,452,572	1,666,220	1,556,610	1,927,784
Units purchased	397,862	1,379,110	101,902	121,359	132,104	207,499	165,120	104,627
Units redeemed	(284,232)	(581,037)	(338,506)	(361,764)	(216,952)	(421,147)	(214,962)	(475,801)

Ending units	1,347,630	1,234,000	1,996,099	2,232,703	1,367,724	1,452,572	1,506,768	1,556,610

	JAMVS		LZREMS		LOVBD		LOVMCV
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$11,267	17,362	252,812	284,940	105,903	12,564	311	(580)
Realized gain (loss) on investments	(259,699)	(35,634)	(1,702,967)	(526,065)	(2,539)	970	(430)	264,419
Change in unrealized gain (loss) on investments	305,306	(265,831)	7,204,148	(5,757,125)	239,149	(23,178)	10,809	(249,505)
Reinvested capital gains	240,070	205,362	-	71,651	-	438	6,385	6,367

Net increase (decrease) in contract owners’ equity resulting from operations	296,944	(78,741)	5,753,993	(5,926,599)	342,513	(9,206)	17,075	20,701

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	21,889	33,750	1,236,136	1,613,604	18,883	19,442	102	98,328
Transfers between funds	(440,468)	191,094	182,138	5,306,843	2,068,869	305,417	11,578	(1,087,833)
Surrenders (note 6)	(428,848)	(20,238)	(1,978,714)	(1,284,197)	(33,895)	(5,624)	(1,016)	(45,090)
Death benefits (note 4)	-	(18,598)	(69,218)	(90,473)	(163,567)	(12)	(8,330)	(4,829)
Net policy repayments (loans) (note 5)	26,699	(35,753)	(5,919)	(8,454)	(1)	-	59	30,754
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(32,715)	(34,980)	(343,952)	(312,628)	(20,618)	(3,784)	(1,366)	(13,092)
Asset charges (note 3):
FPVUL & VEL contracts	(226)	(183)	(1,649)	(1,608)	-	-	(18)	(20)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	109	(44)	273	(89)	28	(4)	(5)	(6)

Net equity transactions	(853,560)	115,048	(980,905)	5,222,998	1,869,699	315,435	1,004	(1,021,788)

Net change in contract owners’ equity	(556,616)	36,307	4,773,088	(703,601)	2,212,212	306,229	18,079	(1,001,087)
Contract owners’ equity beginning of period	1,988,712	1,952,405	26,233,081	26,936,682	306,229	-	100,210	1,101,297

Contract owners’ equity end of period	$1,432,096	1,988,712	31,006,169	26,233,081	2,518,441	306,229	118,289	100,210

CHANGES IN UNITS:
Beginning units	135,681	128,064	3,088,800	2,531,668	30,871	-	5,441	57,274
Units purchased	17,164	15,444	363,097	726,121	216,642	31,792	639	5,140
Units redeemed	(70,478)	(7,827)	(423,652)	(168,989)	(20,522)	(921)	(547)	(56,973)

Ending units	82,367	135,681	3,028,245	3,088,800	226,991	30,871	5,533	5,441

	LOVTRC		LOVSDC		MVBRES		MV2IGI
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$281,316	174,278	295,157	-	7,571	6,234	17,384	16,130
Realized gain (loss) on investments	2,501	(494)	1,360	-	(46,203)	(25,354)	(45,205)	(28,691)
Change in unrealized gain (loss) on investments	(67,178)	(216,048)	(294,797)	-	18,562	(32,654)	(135,306)	(223,180)
Reinvested capital gains	43,581	648	-	-	78,664	40,193	335,460	189,434

Net increase (decrease) in contract owners’ equity resulting from operations	260,220	(41,616)	1,720	-	58,594	(11,581)	172,333	(46,307)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	401,935	39,908	91,828	-	43,134	1,125	102,921	92,653
Transfers between funds	4,121,728	6,894,209	11,989,304	-	(232,876)	922,827	21,209	3,305,041
Surrenders (note 6)	(14,700)	-	(71,244)	-	-	(82,601)	(255,074)	(293,265)
Death benefits (note 4)	-	-	(1,219)	-	-	-	(2,295)	(13,332)
Net policy repayments (loans) (note 5)	(11,228)	(39,754)	-	-	(2,882)	(3,467)	1,781	3,076
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(244)	(35)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(129,414)	(21,669)	(29,649)	-	(13,110)	(5,137)	(126,044)	(100,784)
Asset charges (note 3):
FPVUL & VEL contracts	(1,448)	(135)	-	-	-	(49)	(12,214)	(10,435)
MSP contracts	-	-	-	-	-	-	(63)	(61)
SL contracts or LSFP contracts	-	-	-	-	-	-	(578)	(438)
Adjustments to maintain reserves	10	12	33	-	3	(2)	1	-

Net equity transactions	4,366,883	6,872,571	11,979,053	-	(205,731)	832,696	(270,600)	2,982,420

Net change in contract owners’ equity	4,627,103	6,830,955	11,980,773	-	(147,137)	821,115	(98,267)	2,936,113
Contract owners’ equity beginning of period	6,830,955	-	-	-	821,115	-	2,936,113	-

Contract owners’ equity end of period	$11,458,058	6,830,955	11,980,773	-	673,978	821,115	2,837,846	2,936,113

CHANGES IN UNITS:
Beginning units	696,348	-	-	-	74,067	-	297,791	-
Units purchased	445,431	702,580	1,195,736	-	3,656	82,116	17,534	329,321
Units redeemed	(19,253)	(6,232)	(14,317)	-	(21,376)	(8,049)	(43,985)	(31,530)

Ending units	1,122,526	696,348	1,181,419	-	56,347	74,067	271,340	297,791

	MV2RIS		MNDIC		MNDSC		MVFIC
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$28,917	49,361	-	-	(256)	(1,229)	231,520	227,749
Realized gain (loss) on investments	(38,030)	(7,975)	(53,719)	(29,785)	(49,918)	(161,597)	386,332	600,394
Change in unrealized gain (loss) on investments	(24,100)	(329,223)	63,817	13,815	35,371	152,204	(78,359)	(1,472,583)
Reinvested capital gains	-	25,635	14,797	13,818	4,306	17,138	894,276	571,554

Net increase (decrease) in contract owners’ equity resulting from operations	(33,213)	(262,202)	24,895	(2,152)	(10,497)	6,516	1,433,769	(72,886)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	18,590	14,415	15,770	25,564	15,596	158,203	378,639	334,527
Transfers between funds	(169,997)	3,185,834	(44,392)	(110,267)	(276,357)	(837,747)	1,265,114	827,531
Surrenders (note 6)	(6,028)	(21,313)	(32,569)	(23,515)	-	(35,937)	(459,490)	(811,033)
Death benefits (note 4)	(19)	(41,733)	-	(4,269)	(9,639)	(8,714)	(47,684)	(80,274)
Net policy repayments (loans) (note 5)	(3,900)	(1,522)	(15,500)	8,650	7,430	(6,582)	(62,065)	18,231
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(451)	(308)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(43,291)	(36,028)	(15,417)	(19,715)	(3,730)	(14,654)	(372,390)	(308,692)
Asset charges (note 3):
FPVUL & VEL contracts	(26)	(138)	(1,221)	(1,721)	(26)	(14)	(23,835)	(24,111)
MSP contracts	-	-	-	-	-	-	(1,025)	(1,102)
SL contracts or LSFP contracts	-	-	-	-	-	-	(9,092)	(7,556)
Adjustments to maintain reserves	24	(12)	(2)	(2)	(13)	6	1	25

Net equity transactions	(204,647)	3,099,503	(93,331)	(125,275)	(266,739)	(745,439)	667,722	(52,762)

Net change in contract owners’ equity	(237,860)	2,837,301	(68,436)	(127,427)	(277,236)	(738,923)	2,101,491	(125,648)
Contract owners’ equity beginning of period	2,837,301	-	406,846	534,273	356,357	1,095,280	9,890,222	10,015,870

Contract owners’ equity end of period	$2,599,441	2,837,301	338,410	406,846	79,121	356,357	11,991,713	9,890,222

CHANGES IN UNITS:
Beginning units	310,021	-	30,567	39,384	27,229	81,742	313,122	314,764
Units purchased	3,115	320,363	1,295	3,212	1,137	12,670	48,654	37,529
Units redeemed	(25,750)	(10,342)	(8,547)	(12,029)	(22,788)	(67,183)	(29,005)	(39,171)

Ending units	287,386	310,021	23,315	30,567	5,578	27,229	332,771	313,122

	MVFSC		MVIVSC		MSVFI		MSEM
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$965,504	553,861	760,414	1,165,332	39,727	58,377	1,948,214	1,855,470
Realized gain (loss) on investments	1,359,038	2,356,957	3,141,015	3,129,919	20,892	24,278	(870,142)	(253,777)
Change in unrealized gain (loss) on investments	592,887	(4,929,014)	(2,785,489)	(1,337,403)	40,199	(94,256)	2,499,907	(1,929,212)
Reinvested capital gains	4,787,257	1,733,837	1,871,728	753,330	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,704,686	(284,359)	2,987,668	3,711,178	100,818	(11,601)	3,577,979	(327,519)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,231,149	2,262,626	2,891,566	2,525,979	76,273	111,355	392,831	453,468
Transfers between funds	19,810,427	10,197,209	8,379,773	12,401,044	423,797	6,337	(14,717,441)	(4,396,260)
Surrenders (note 6)	(1,208,825)	(3,106,364)	(5,600,892)	(3,251,179)	(70,011)	(68,219)	(276,075)	(193,165)
Death benefits (note 4)	(131,428)	(300,145)	(218,049)	(159,584)	(635)	(61,594)	(16,124)	(15,782)
Net policy repayments (loans) (note 5)	53,185	84,318	(40,637)	(28,603)	(12,792)	(219)	(44,850)	14,255
Deductions for surrender charges (note 2d)	-	-	-	-	(165)	(642)	(27)	(23)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(726,032)	(433,068)	(972,870)	(827,966)	(113,851)	(77,279)	(426,544)	(469,537)
Asset charges (note 3):
FPVUL & VEL contracts	(7,436)	(5,268)	(3,867)	(3,785)	(6,861)	(7,267)	(13,749)	(14,296)
MSP contracts	-	-	-	-	(523)	(531)	(233)	(249)
SL contracts or LSFP contracts	-	-	-	-	(1,093)	(651)	(930)	(986)
Adjustments to maintain reserves	324	6	543	(27)	(8)	5	82	(25)

Net equity transactions	21,021,364	8,699,314	4,435,567	10,655,879	294,131	(98,705)	(15,103,060)	(4,622,600)

Net change in contract owners’ equity	28,726,050	8,414,955	7,423,235	14,367,057	394,949	(110,306)	(11,525,081)	(4,950,119)
Contract owners’ equity beginning of period	36,194,371	27,779,416	74,992,713	60,625,656	1,607,721	1,718,027	33,218,941	38,169,060

Contract owners’ equity end of period	$64,920,421	36,194,371	82,415,948	74,992,713	2,002,670	1,607,721	21,693,860	33,218,941

CHANGES IN UNITS:
Beginning units	2,395,774	1,817,807	3,393,304	2,912,540	101,355	107,604	826,783	955,142
Units purchased	1,683,336	840,716	604,787	630,035	31,361	9,074	22,258	20,725
Units redeemed	(292,883)	(262,749)	(399,725)	(149,271)	(13,733)	(15,323)	(342,008)	(149,084)

Ending units	3,786,227	2,395,774	3,598,366	3,393,304	118,983	101,355	507,033	826,783

	VKVGR2		MSVMG		MSVEG		MSVRE
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$62,659	102,500	(15,593)	(25,778)	(3,172)	(2,889)	223,274	228,173
Realized gain (loss) on investments	178,466	137,343	(1,835,295)	404,517	7,923	77,818	2,089,195	1,866,918
Change in unrealized gain (loss) on investments	(57,078)	(327,136)	825,277	(2,908,765)	(270,212)	(109,131)	(1,046,284)	(1,665,444)
Reinvested capital gains	-	-	329,968	1,892,001	251,337	175,597	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	184,047	(87,293)	(695,643)	(638,025)	(14,124)	141,395	1,266,185	429,647

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	384,977	593,798	110,401	124,487	2,621	17,433	206,868	295,882
Transfers between funds	(574,458)	330,956	(2,080,063)	(2,952,517)	307,430	47,951	(2,294,347)	2,426,423
Surrenders (note 6)	(368,395)	(226,675)	(866,279)	(353,724)	(15,917)	(39,662)	(1,017,885)	(2,961,280)
Death benefits (note 4)	(3,247)	(8,033)	(97,259)	(64,622)	-	(1,287)	-	(166,071)
Net policy repayments (loans) (note 5)	59,364	(47,412)	50,796	(22,686)	(8,411)	(6,922)	(33,589)	80,404
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(82,289)	(81,105)	(84,743)	(139,145)	(59,738)	(49,153)	(192,379)	(200,326)
Asset charges (note 3):
FPVUL & VEL contracts	(535)	(575)	(521)	(704)	(445)	(341)	42	1
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	43	(60)	9	(59)	15	(5)	189	87

Net equity transactions	(584,540)	560,894	(2,967,659)	(3,408,970)	225,555	(31,986)	(3,331,101)	(524,880)

Net change in contract owners’ equity	(400,493)	473,601	(3,663,302)	(4,046,995)	211,431	109,409	(2,064,916)	(95,233)
Contract owners’ equity beginning of period	5,270,760	4,797,159	9,220,353	13,267,348	1,390,107	1,280,698	20,329,045	20,424,278

Contract owners’ equity end of period	$4,870,267	5,270,760	5,557,051	9,220,353	1,601,538	1,390,107	18,264,129	20,329,045

CHANGES IN UNITS:
Beginning units	471,131	421,696	561,751	758,843	69,285	71,574	402,965	417,956
Units purchased	179,301	82,705	6,899	33,092	18,681	5,534	16,927	62,678
Units redeemed	(227,833)	(33,270)	(195,984)	(230,184)	(6,668)	(7,823)	(81,398)	(77,669)

Ending units	422,599	471,131	372,666	561,751	81,298	69,285	338,494	402,965

	IDPGI		IDPG		NCPGI		NCPG
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$15	-	56	821	14	-	1,603	580
Realized gain (loss) on investments	-	-	(1,347)	(41)	70	-	(1,431)	(141)
Change in unrealized gain (loss) on investments	(21)	-	3,568	(3,568)	(21)	-	3,247	(2,468)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6)	-	2,277	(2,788)	63	-	3,419	(2,029)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2	23	-	-	230	-	1,927	1,768
Transfers between funds	812	-	(43,826)	46,968	678	-	2,235	3,972
Surrenders (note 6)	-	-	-	-	-	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	(1)	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7)	(24)	(1,321)	(1,120)	(162)	-	(3,369)	(2,442)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(79)	(110)	(6)	-	(296)	(246)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	5	(9)	(3)	2	1	-	(3)	(3)

Net equity transactions	812	(10)	(45,229)	45,740	741	-	493	3,049

Net change in contract owners’ equity	806	(10)	(42,952)	42,952	804	-	3,912	1,020
Contract owners’ equity beginning of period	-	10	42,952	-	-	-	44,339	43,319

Contract owners’ equity end of period	$806	-	-	42,952	804	-	48,251	44,339

CHANGES IN UNITS:
Beginning units	-	1	4,397	-	-	-	4,610	4,296
Units purchased	78	2	-	4,519	102	-	484	581
Units redeemed	(1)	(3)	(4,397)	(122)	(24)	-	(379)	(267)

Ending units	77	-	-	4,397	78	-	4,715	4,610

	NVBX		NVIX		NVAMV1		GVAAA2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$2,095,416	1,636,597	663,001	481,793	899,308	920,371	172,460	117,552
Realized gain (loss) on investments	(114,780)	(23,044)	(1,009,193)	(326,095)	348,874	797,905	549,210	359,686
Change in unrealized gain (loss) on investments	(311,640)	(3,064,290)	737,391	(335,354)	2,121,293	(8,168,940)	(492,088)	(736,288)
Reinvested capital gains	207,636	955,281	-	-	3,723,802	4,779,006	546,241	364,806

Net increase (decrease) in contract owners’ equity resulting from operations	1,876,632	(495,456)	391,199	(179,656)	7,093,277	(1,671,658)	775,823	105,756

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	148,823	1,114,871	806,057	722,863	1,464,014	1,583,758	360,560	346,026
Transfers between funds	4,245,156	37,797,410	6,174,183	9,584,491	247,637	(455,764)	323,836	1,138,220
Surrenders (note 6)	(1,387,403)	(16,111)	(1,377,368)	(450,369)	(1,933,684)	(2,241,776)	(436,352)	(586,368)
Death benefits (note 4)	(187,056)	-	(41,354)	(92,138)	(149,913)	(213,106)	-	(80,268)
Net policy repayments (loans) (note 5)	(43,938)	(33)	(136,400)	(521,234)	(202,165)	36,591	(11,770)	(18,881)
Deductions for surrender charges (note 2d)	-	-	-	-	(1,687)	(1,335)	(1,041)	(163)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,302,722)	(955,872)	(358,301)	(286,001)	(1,522,502)	(1,472,017)	(340,128)	(303,689)
Asset charges (note 3):
FPVUL & VEL contracts	(15,544)	(6,924)	(6,019)	(5,828)	(123,355)	(132,092)	(25,452)	(24,378)
MSP contracts	-	-	-	-	(6,042)	(6,096)	(5,852)	(5,856)
SL contracts or LSFP contracts	-	-	-	-	(14,292)	(14,876)	(9,024)	(8,178)
Adjustments to maintain reserves	457	19	138	(6)	15	20	11	(4)

Net equity transactions	1,457,773	37,933,360	5,060,936	8,951,778	(2,241,974)	(2,916,693)	(145,212)	456,461

Net change in contract owners’ equity	3,334,405	37,437,904	5,452,135	8,772,122	4,851,303	(4,588,351)	630,611	562,217
Contract owners’ equity beginning of period	95,391,912	57,954,008	20,212,790	11,440,668	36,335,010	40,923,361	8,632,339	8,070,122

Contract owners’ equity end of period	$98,726,317	95,391,912	25,664,925	20,212,790	41,186,313	36,335,010	9,262,950	8,632,339

CHANGES IN UNITS:
Beginning units	9,294,873	5,645,631	2,225,659	1,245,179	1,546,350	1,667,165	519,808	490,736
Units purchased	365,216	3,744,487	865,879	1,156,774	72,517	78,350	53,624	95,916
Units redeemed	(236,711)	(95,245)	(285,881)	(176,294)	(163,502)	(199,165)	(61,703)	(66,844)

Ending units	9,423,378	9,294,873	2,805,657	2,225,659	1,455,365	1,546,350	511,729	519,808

	GVABD2		GVAGG2		GVAGR2		GVAGI2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$36,167	20,782	106,999	50,419	21,216	68,120	33,651	26,525
Realized gain (loss) on investments	38,312	11,121	218,075	215,150	459,935	622,304	216,152	242,222
Change in unrealized gain (loss) on investments	(31,601)	(35,615)	(1,024,820)	(564,797)	(1,621,539)	(338,258)	(321,435)	(441,408)
Reinvested capital gains	4,994	638	683,147	699,828	1,979,469	250,621	400,303	214,130

Net increase (decrease) in contract owners’ equity resulting from operations	47,872	(3,074)	(16,599)	400,600	839,081	602,787	328,671	41,469

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	83,662	96,702	341,622	452,574	371,254	396,791	156,561	109,970
Transfers between funds	27,616	45,031	(89,150)	1,290,083	(545,913)	(252,626)	176,428	(106,808)
Surrenders (note 6)	(170,862)	(74,558)	(496,395)	(424,295)	(279,291)	(506,271)	(270,016)	(255,965)
Death benefits (note 4)	(2,649)	(15,049)	(76,529)	(62,013)	(1,704)	(109,468)	(7,167)	(10,513)
Net policy repayments (loans) (note 5)	725	10,283	6,389	(42,336)	167,704	43,577	792	(25,952)
Deductions for surrender charges (note 2d)	(284)	-	(723)	(259)	(737)	(1,858)	(527)	(1,154)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(105,553)	(97,339)	(238,363)	(224,435)	(291,667)	(290,375)	(87,098)	(85,008)
Asset charges (note 3):
FPVUL & VEL contracts	(4,727)	(5,061)	(19,868)	(21,384)	(25,391)	(27,597)	(7,101)	(7,830)
MSP contracts	(650)	(710)	(1,129)	(1,386)	(1,959)	(1,999)	(1,449)	(1,385)
SL contracts or LSFP contracts	(1,773)	(1,651)	(3,394)	(3,227)	(5,334)	(5,220)	(1,598)	(1,640)
Adjustments to maintain reserves	(1)	2	(2)	3	(17)	(12)	(10)	7

Net equity transactions	(174,496)	(42,350)	(577,542)	963,325	(613,055)	(755,058)	(41,185)	(386,278)

Net change in contract owners’ equity	(126,624)	(45,424)	(594,141)	1,363,925	226,026	(152,271)	287,486	(344,809)
Contract owners’ equity beginning of period	1,499,841	1,545,265	7,898,072	6,534,147	9,541,628	9,693,899	2,990,282	3,335,091

Contract owners’ equity end of period	$1,373,217	1,499,841	7,303,931	7,898,072	9,767,654	9,541,628	3,277,768	2,990,282

CHANGES IN UNITS:
Beginning units	113,914	117,093	426,191	375,662	539,000	582,797	198,459	223,749
Units purchased	10,133	9,353	25,660	87,990	35,097	30,465	12,369	9,549
Units redeemed	(22,443)	(12,532)	(58,456)	(37,461)	(68,181)	(74,262)	(15,000)	(34,839)

Ending units	101,604	113,914	393,395	426,191	505,916	539,000	195,828	198,459

	HIBF		GEM		GIG		NVIE6
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,196,876	1,110,809	87,265	101,484	347,532	85,171	3,624	575
Realized gain (loss) on investments	(443,818)	(322,084)	(467,161)	(20,731)	(592,988)	335,160	1,835	12,875
Change in unrealized gain (loss) on investments	1,967,467	(1,573,157)	1,197,795	(2,228,621)	338,926	(1,973,168)	(4,487)	(27,123)
Reinvested capital gains	-	201,950	-	-	-	715,461	-	8,061

Net increase (decrease) in contract owners’ equity resulting from operations	2,720,525	(582,482)	817,899	(2,147,868)	93,470	(837,376)	972	(5,612)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	444,134	540,486	487,838	627,076	625,986	866,134	-	-
Transfers between funds	89,265	334,386	767,447	(413,298)	(1,137,075)	4,286,531	(2,433)	(30,070)
Surrenders (note 6)	(435,487)	(533,878)	(753,593)	(492,012)	(453,967)	(1,470,726)	-	(369)
Death benefits (note 4)	(21,830)	(246,592)	(35,683)	(25,016)	(16,130)	(153,795)	-	-
Net policy repayments (loans) (note 5)	(138,104)	8,701	28,578	91,545	(99,360)	84,695	(822)	(8,875)
Deductions for surrender charges (note 2d)	(688)	(613)	(976)	(1,231)	-	(1,279)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(601,411)	(612,975)	(383,311)	(394,402)	(419,203)	(436,243)	(5,013)	(5,605)
Asset charges (note 3):
FPVUL & VEL contracts	(34,408)	(38,021)	(21,675)	(25,380)	(25,526)	(30,393)	(332)	(395)
MSP contracts	(1,898)	(2,034)	(5,256)	(5,878)	(1,300)	(1,429)	-	-
SL contracts or LSFP contracts	(6,713)	(7,017)	(3,901)	(4,045)	(3,940)	(3,910)	(540)	(747)
Adjustments to maintain reserves	177	(33)	58	(124)	27	(40)	6	-

Net equity transactions	(706,963)	(557,590)	79,526	(642,765)	(1,530,488)	3,139,545	(9,134)	(46,061)

Net change in contract owners’ equity	2,013,562	(1,140,072)	897,425	(2,790,633)	(1,437,018)	2,302,169	(8,162)	(51,673)
Contract owners’ equity beginning of period	20,149,457	21,289,529	11,336,532	14,127,165	18,048,434	15,746,265	195,933	247,606

Contract owners’ equity end of period	$22,163,019	20,149,457	12,233,957	11,336,532	16,611,416	18,048,434	187,771	195,933

CHANGES IN UNITS:
Beginning units	792,106	816,154	532,848	557,428	1,135,892	960,722	20,759	25,389
Units purchased	37,899	104,690	66,419	38,459	84,672	310,041	1	-
Units redeemed	(65,636)	(128,738)	(65,268)	(63,039)	(184,217)	(134,871)	(991)	(4,630)

Ending units	764,369	792,106	533,999	532,848	1,036,347	1,135,892	19,769	20,759

	NVNMO1		NVNSR1		NVCRA1		NVCRB1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$119,416	121,719	1,983	2,461	84,549	94,921	4,634,957	4,578,317
Realized gain (loss) on investments	205,302	421,357	(11,232)	7,480	(308,425)	262,450	269,250	460,379
Change in unrealized gain (loss) on investments	871,200	(2,058,459)	4,646	(60,802)	211,953	(659,139)	(2,720,352)	(13,401,114)
Reinvested capital gains	721,745	1,364,862	25,658	51,609	261,329	265,482	8,289,013	6,327,978

Net increase (decrease) in contract owners’ equity resulting from operations	1,917,663	(150,521)	21,055	748	249,406	(36,286)	10,472,868	(2,034,440)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	548,695	573,152	13,015	14,989	847,975	899,864	1,304,236	1,083,952
Transfers between funds	(320,075)	(353,784)	(11,410)	(38,898)	(179,792)	(567,694)	342,117	1,602,695
Surrenders (note 6)	(659,158)	(1,137,217)	(31,333)	(28,912)	(232,884)	(152,826)	(117,595)	(36,728)
Death benefits (note 4)	(86,049)	(261,990)	-	(305)	(2,634)	(10,401)	(25,228)	(42,177)
Net policy repayments (loans) (note 5)	130,197	225,402	(263)	(3,598)	(182,394)	(489,258)	(653,670)	(807,557)
Deductions for surrender charges (note 2d)	(283)	(167)	-	(33)	(22)	(61)	-	(12)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(630,675)	(644,929)	(13,358)	(14,193)	(186,045)	(197,084)	(1,989,216)	(1,846,915)
Asset charges (note 3):
FPVUL & VEL contracts	(46,516)	(51,966)	(719)	(958)	(8,822)	(10,040)	(19,131)	(17,852)
MSP contracts	(1,607)	(1,777)	(28)	(28)	(236)	(246)	(323)	(331)
SL contracts or LSFP contracts	(3,320)	(3,717)	(128)	(181)	(180)	(89)	(845)	(854)
Adjustments to maintain reserves	(15)	3	(5)	(2)	(3)	8	446	(13)

Net equity transactions	(1,068,806)	(1,656,990)	(44,229)	(72,119)	54,963	(527,827)	(1,159,209)	(65,792)

Net change in contract owners’ equity	848,857	(1,807,511)	(23,174)	(71,371)	304,369	(564,113)	9,313,659	(2,100,232)
Contract owners’ equity beginning of period	14,986,341	16,793,852	277,452	348,823	3,598,068	4,162,181	170,635,089	172,735,321

Contract owners’ equity end of period	$15,835,198	14,986,341	254,278	277,452	3,902,437	3,598,068	179,948,748	170,635,089

CHANGES IN UNITS:
Beginning units	1,043,310	1,156,523	16,728	20,963	257,344	294,102	10,232,948	10,224,638
Units purchased	46,450	47,165	1,429	1,458	64,162	70,425	150,628	205,282
Units redeemed	(119,347)	(160,378)	(4,234)	(5,693)	(64,146)	(107,183)	(217,201)	(196,972)

Ending units	970,413	1,043,310	13,923	16,728	257,360	257,344	10,166,375	10,232,948

	NVCCA1		NVCCN1		NVCMD1		NVCMA1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$165,184	176,683	99,483	88,221	188,889	212,526	179,825	227,043
Realized gain (loss) on investments	(237,194)	418,112	(152,686)	(28,414)	70,627	244,372	(37,099)	157,741
Change in unrealized gain (loss) on investments	22,595	(994,295)	126,724	(178,676)	(259,020)	(945,306)	(204,134)	(1,211,324)
Reinvested capital gains	433,816	374,005	97,910	116,071	459,457	418,690	560,402	704,360

Net increase (decrease) in contract owners’ equity resulting from operations	384,401	(25,495)	171,431	(2,798)	459,953	(69,718)	498,994	(122,180)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	961,973	1,135,786	648,919	824,546	540,910	526,365	279,590	411,082
Transfers between funds	361,339	(1,082,452)	(311,022)	(1,131,364)	(364,884)	(19,785)	(117,539)	(3,579)
Surrenders (note 6)	(349,317)	(155,433)	(12,504)	(326,280)	(602,041)	(444,109)	(488,056)	(423,643)
Death benefits (note 4)	(6,414)	(154,515)	(181,344)	(32,074)	132	(214,516)	-	-
Net policy repayments (loans) (note 5)	(589,196)	(709,251)	(237,839)	(462,179)	258,750	(405)	305,450	(203,684)
Deductions for surrender charges (note 2d)	(8,921)	(13)	-	-	(1,220)	(622)	(1,380)	(631)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(338,427)	(282,398)	(220,768)	(225,824)	(205,496)	(317,909)	(188,632)	(196,076)
Asset charges (note 3):
FPVUL & VEL contracts	(16,619)	(16,233)	(8,764)	(10,925)	(15,144)	(16,496)	(17,980)	(19,012)
MSP contracts	(447)	(458)	(325)	(327)	(2,454)	(2,678)	(3,933)	(4,185)
SL contracts or LSFP contracts	(385)	(1,112)	(183)	(203)	(5,188)	(5,569)	(4,324)	(5,802)
Adjustments to maintain reserves	(8)	15	(6)	8	-	(9)	(9)	9

Net equity transactions	13,578	(1,266,064)	(323,836)	(1,364,622)	(396,635)	(495,733)	(236,813)	(445,521)

Net change in contract owners’ equity	397,979	(1,291,559)	(152,405)	(1,367,420)	63,318	(565,451)	262,181	(567,701)
Contract owners’ equity beginning of period	5,863,151	7,154,710	4,132,995	5,500,415	6,859,396	7,424,847	6,554,672	7,122,373

Contract owners’ equity end of period	$6,261,130	5,863,151	3,980,590	4,132,995	6,922,714	6,859,396	6,816,853	6,554,672

CHANGES IN UNITS:
Beginning units	413,648	502,308	315,786	418,416	490,108	527,052	465,467	500,786
Units purchased	105,129	88,126	59,297	73,080	48,141	55,092	27,618	63,245
Units redeemed	(103,850)	(176,786)	(84,982)	(175,710)	(75,079)	(92,036)	(44,761)	(98,564)

Ending units	414,927	413,648	290,101	315,786	463,170	490,108	448,324	465,467

	NVCMC1		NVCBD1		NVLCP1		TRF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$112,639	125,903	49,627	31,119	68,874	45,283	1,709,803	1,456,800
Realized gain (loss) on investments	(155,765)	52,192	(1,299)	(20,738)	6,830	11,348	8,597,119	1,961,336
Change in unrealized gain (loss) on investments	125,934	(445,501)	210	(34,232)	485	(85,502)	4,064,038	(2,665,260)
Reinvested capital gains	156,143	187,946	2,375	6,921	8,840	21,321	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	238,951	(79,460)	50,913	(16,930)	85,029	(7,550)	14,370,960	752,876

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	566,087	452,583	29,696	16,183	44,815	93,526	2,193,809	2,543,833
Transfers between funds	(704,248)	1,413,325	982,633	135,342	(28,979)	172,711	(1,404,286)	11,702,763
Surrenders (note 6)	(97,955)	(67,197)	(19,807)	(60,202)	(100,236)	(224,008)	(2,441,021)	(1,805,220)
Death benefits (note 4)	(13,368)	(89,692)	-	(935)	-	(250)	(487,634)	(341,999)
Net policy repayments (loans) (note 5)	(324,538)	(344,348)	(333,200)	(55,182)	(90,348)	5,816	(312,836)	(199,155)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(454)	(2,099)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(215,749)	(192,694)	(33,281)	(27,905)	(93,228)	(81,522)	(2,964,696)	(3,003,297)
Asset charges (note 3):
FPVUL & VEL contracts	(8,805)	(8,780)	(1,870)	(2,127)	(1,944)	(2,354)	(146,321)	(160,819)
MSP contracts	(1,147)	(1,668)	(143)	(67)	(26)	(26)	(6,099)	(9,162)
SL contracts or LSFP contracts	(159)	(164)	(1,791)	(1,626)	(2,916)	(2,784)	(6,251)	(7,793)
Adjustments to maintain reserves	3	(7)	5	(1)	6	3	1,994	101

Net equity transactions	(799,879)	1,161,358	622,242	3,480	(272,856)	(38,888)	(5,573,795)	8,717,153

Net change in contract owners’ equity	(560,928)	1,081,898	673,155	(13,450)	(187,827)	(46,438)	8,797,165	9,470,029
Contract owners’ equity beginning of period	4,919,377	3,837,479	977,281	990,731	2,410,668	2,457,106	122,867,582	113,397,553

Contract owners’ equity end of period	$4,358,449	4,919,377	1,650,436	977,281	2,222,841	2,410,668	131,664,747	122,867,582

CHANGES IN UNITS:
Beginning units	356,776	274,907	71,807	72,271	163,170	165,785	6,001,037	5,535,091
Units purchased	72,879	140,086	70,362	11,010	5,309	20,514	116,108	748,764
Units redeemed	(129,480)	(58,217)	(27,055)	(11,474)	(23,389)	(23,129)	(315,749)	(282,818)

Ending units	300,175	356,776	115,114	71,807	145,090	163,170	5,801,396	6,001,037

	GBF		GVIX2		GVIDA		NVDBL2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,026,592	916,467	56,393	69,549	360,253	315,033	29,850	26,096
Realized gain (loss) on investments	(810,781)	(1,147,822)	(276,330)	(14,940)	985,983	1,672,651	9,176	99,252
Change in unrealized gain (loss) on investments	101,038	198,899	132,903	(84,619)	(1,018,963)	(2,196,869)	19,056	(178,091)
Reinvested capital gains	-	-	-	-	1,644,978	-	36,174	40,642

Net increase (decrease) in contract owners’ equity resulting from operations	316,849	(32,456)	(87,034)	(30,010)	1,972,251	(209,185)	94,256	(12,101)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,120,756	1,991,739	97,070	107,941	1,040,392	1,182,035	50,802	37,179
Transfers between funds	1,079,263	(4,379,357)	(979,881)	(80,351)	414,496	(1,448,865)	20,142	187,614
Surrenders (note 6)	(1,603,048)	(3,050,632)	(13,662)	(59,669)	(1,296,953)	(1,185,905)	(14,238)	(618,219)
Death benefits (note 4)	(1,082,081)	(318,555)	-	(14)	(69,650)	(3,560)	-	-
Net policy repayments (loans) (note 5)	127,169	326,008	10,508	189	142,792	(39,343)	194	20,983
Deductions for surrender charges (note 2d)	(157)	(2,798)	(83)	-	(4,182)	(4,390)	-	(52)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,851,290)	(3,045,781)	(33,320)	(43,659)	(782,452)	(795,573)	(70,444)	(62,846)
Asset charges (note 3):
FPVUL & VEL contracts	(74,052)	(76,862)	(1,789)	(2,455)	(65,492)	(70,388)	(4,019)	(4,584)
MSP contracts	(6,501)	(6,866)	(105)	(93)	(3,732)	(5,063)	-	-
SL contracts or LSFP contracts	(14,265)	(15,067)	(2,518)	(2,546)	(4,565)	(5,661)	(399)	(865)
Adjustments to maintain reserves	207	(71)	6	(3)	138	(28)	(2)	(2)

Net equity transactions	(2,303,999)	(8,578,242)	(923,774)	(80,660)	(629,208)	(2,376,741)	(17,964)	(440,792)

Net change in contract owners’ equity	(1,987,150)	(8,610,698)	(1,010,808)	(110,670)	1,343,043	(2,585,926)	76,292	(452,893)
Contract owners’ equity beginning of period	55,120,112	63,730,810	3,319,649	3,430,319	21,912,397	24,498,323	1,514,570	1,967,463

Contract owners’ equity end of period	$53,132,962	55,120,112	2,308,841	3,319,649	23,255,440	21,912,397	1,590,862	1,514,570

CHANGES IN UNITS:
Beginning units	2,796,778	3,237,960	361,122	368,560	969,751	1,073,873	90,670	117,578
Units purchased	189,216	165,009	25,531	26,256	98,271	85,082	4,169	14,275
Units redeemed	(304,846)	(606,191)	(139,119)	(33,694)	(127,279)	(189,204)	(5,248)	(41,183)

Ending units	2,681,148	2,796,778	247,534	361,122	940,743	969,751	89,591	90,670

	NVDCA2		GVIDC		GVIDM		GVDMA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$13,427	11,651	260,475	172,036	1,152,052	1,053,712	1,441,293	1,233,878
Realized gain (loss) on investments	189	14,466	(109,900)	45,800	3,033,546	4,105,563	1,897,818	837,951
Change in unrealized gain (loss) on investments	12,102	(58,470)	40,928	(519,493)	(3,255,184)	(7,970,940)	(2,774,674)	(4,178,965)
Reinvested capital gains	28,129	26,565	272,357	330,282	3,499,125	2,652,853	6,142,556	1,569,710

Net increase (decrease) in contract owners’ equity resulting from operations	53,847	(5,788)	463,860	28,625	4,429,539	(158,812)	6,706,993	(537,426)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	43,000	42,295	475,970	389,859	2,417,298	2,430,844	5,646,453	6,024,829
Transfers between funds	42,622	89,755	4,326,003	29,001	196,939	522,311	(186,627)	(1,692,464)
Surrenders (note 6)	(59,160)	(38,186)	(1,149,619)	(701,864)	(4,275,009)	(5,435,234)	(4,363,313)	(4,350,324)
Death benefits (note 4)	-	-	(53,597)	(114,764)	(656,801)	(502,638)	(576,517)	(336,241)
Net policy repayments (loans) (note 5)	(5,439)	4,194	(63,433)	51,174	(257,503)	135,400	(36,894)	237,276
Deductions for surrender charges (note 2d)	-	-	(253)	(5,625)	(1,893)	(5,828)	(10,921)	(12,072)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(37,514)	(30,835)	(424,037)	(360,042)	(2,683,284)	(2,797,303)	(2,942,367)	(2,923,391)
Asset charges (note 3):
FPVUL & VEL contracts	(3,052)	(2,987)	(17,975)	(19,674)	(161,616)	(180,153)	(228,386)	(245,877)
MSP contracts	(20)	(15)	(6,125)	(6,622)	(33,215)	(35,215)	(17,667)	(19,501)
SL contracts or LSFP contracts	(22)	(24)	(1,681)	(1,823)	(25,181)	(26,048)	(34,285)	(37,790)
Adjustments to maintain reserves	17	(6)	38	6	92	(12)	161	(5)

Net equity transactions	(19,568)	64,191	3,085,291	(740,374)	(5,480,173)	(5,893,876)	(2,750,363)	(3,355,560)

Net change in contract owners’ equity	34,279	58,403	3,549,151	(711,749)	(1,050,634)	(6,052,688)	3,956,630	(3,892,986)
Contract owners’ equity beginning of period	724,321	665,918	10,263,238	10,974,987	63,960,082	70,012,770	82,593,425	86,486,411

Contract owners’ equity end of period	$758,600	724,321	13,812,389	10,263,238	62,909,448	63,960,082	86,550,055	82,593,425

CHANGES IN UNITS:
Beginning units	38,096	34,838	616,603	658,975	3,138,153	3,422,115	3,783,159	3,927,295
Units purchased	4,842	7,345	294,906	125,765	211,436	270,463	552,248	322,852
Units redeemed	(5,905)	(4,087)	(111,658)	(168,137)	(468,209)	(554,425)	(677,589)	(466,988)

Ending units	37,033	38,096	799,851	616,603	2,881,380	3,138,153	3,657,818	3,783,159

	GVDMC		MCIF		SAM		SAM5
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$317,033	264,360	1,074,569	888,237	2,155	(951)	(284,448)	(333,343)
Realized gain (loss) on investments	460,310	605,046	2,317,374	4,293,344	-	-	-	-
Change in unrealized gain (loss) on investments	(450,158)	(1,663,219)	5,032,195	(13,288,336)	-	-	-	-
Reinvested capital gains	558,313	805,499	8,766,100	5,707,304	972	-	3,387	-

Net increase (decrease) in contract owners’ equity resulting from operations	885,498	11,686	17,190,238	(2,399,451)	3,127	(951)	(281,061)	(333,343)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	857,976	717,662	6,040,502	3,666,024	5,109,818	5,346,776	46,472,545	67,241,278
Transfers between funds	2,292,294	(422,366)	6,022,491	11,500,240	9,784,542	909,202	(41,584,537)	(32,166,590)
Surrenders (note 6)	(1,749,031)	(609,927)	(4,944,678)	(4,240,818)	(12,089,270)	(11,176,309)	(14,424,350)	(26,353,554)
Death benefits (note 4)	(317,931)	(174,084)	(206,391)	(355,217)	(927,476)	(501,489)	(282,166)	(411,633)
Net policy repayments (loans) (note 5)	50,151	(10,694)	(817,116)	(374,216)	948,710	1,334,668	(5,460,521)	(1,835,385)
Deductions for surrender charges (note 2d)	(15)	(5)	(3,688)	(746)	(3,815)	(9,915)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(643,702)	(599,664)	(2,118,991)	(1,818,123)	(3,900,013)	(4,462,252)	(3,800,159)	(3,351,867)
Asset charges (note 3):
FPVUL & VEL contracts	(34,288)	(37,143)	(100,214)	(108,817)	(195,938)	(211,979)	(47,667)	(44,848)
MSP contracts	(16,886)	(18,148)	(1,624)	(1,654)	(9,547)	(10,074)	-	-
SL contracts or LSFP contracts	(5,723)	(5,812)	(9,890)	(10,384)	(34,059)	(35,886)	-	-
Adjustments to maintain reserves	24	12	475	(7)	(23)	8	719	(1,103)

Net equity transactions	432,869	(1,160,169)	3,860,876	8,256,282	(1,317,071)	(8,817,250)	(19,126,136)	3,076,298

Net change in contract owners’ equity	1,318,367	(1,148,483)	21,051,114	5,856,831	(1,313,944)	(8,818,201)	(19,407,197)	2,742,955
Contract owners’ equity beginning of period	15,576,328	16,724,811	86,562,644	80,705,813	47,207,095	56,025,296	169,295,370	166,552,415

Contract owners’ equity end of period	$16,894,695	15,576,328	107,613,758	86,562,644	45,893,151	47,207,095	149,888,173	169,295,370

CHANGES IN UNITS:
Beginning units	822,967	883,442	2,307,024	2,088,515	3,306,864	4,000,593	14,808,532	14,550,861
Units purchased	170,877	44,055	417,397	403,167	1,086,086	864,203	4,976,382	6,401,667
Units redeemed	(146,703)	(104,530)	(304,399)	(184,658)	(1,178,805)	(1,557,932)	(6,656,387)	(6,143,996)

Ending units	847,141	822,967	2,420,022	2,307,024	3,214,145	3,306,864	13,128,527	14,808,532

	NVMIG1		GVDIVI		NVMLG1		NVMLV1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$212,888	116,752	138,539	63,174	99,748	54,076	299,177	195,620
Realized gain (loss) on investments	(249,443)	(112,543)	(107,896)	(96,999)	424,480	526,118	263,430	380,083
Change in unrealized gain (loss) on investments	(591,956)	(1,031,137)	211,218	(245,562)	(2,061,247)	(1,170,396)	195,471	(1,926,947)
Reinvested capital gains	321,679	962,551	-	-	1,756,323	981,251	1,764,870	766,122

Net increase (decrease) in contract owners’ equity resulting from operations	(306,832)	(64,377)	241,861	(279,387)	219,304	391,049	2,522,948	(585,122)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	697,760	746,673	195,849	233,764	449,741	534,999	401,459	350,616
Transfers between funds	(362,112)	401,483	36,013	(157,266)	913,772	234,727	(234,361)	9,700,006
Surrenders (note 6)	(759,746)	(896,212)	(238,501)	(306,186)	(801,618)	(748,598)	(277,924)	(537,531)
Death benefits (note 4)	(42,311)	(84,422)	(8,233)	(22,219)	(23,626)	(199,197)	(8,146)	(18,410)
Net policy repayments (loans) (note 5)	154,447	91,200	(1,684)	54,609	(4,474)	(45,548)	(66,425)	3,882
Deductions for surrender charges (note 2d)	(233)	(62)	(219)	(1,563)	(978)	(1,373)	(345)	(346)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(719,562)	(731,684)	(180,737)	(188,960)	(423,914)	(456,637)	(358,100)	(276,744)
Asset charges (note 3):
FPVUL & VEL contracts	(45,353)	(53,191)	(14,795)	(17,670)	(36,228)	(40,503)	(21,863)	(24,081)
MSP contracts	(2,308)	(2,519)	(214)	(255)	(1,137)	(1,391)	(512)	(521)
SL contracts or LSFP contracts	(4,632)	(5,183)	(2,354)	(2,631)	(4,272)	(4,787)	(2,097)	(2,267)
Adjustments to maintain reserves	6	(6)	-	10	1	-	62	(42)

Net equity transactions	(1,084,044)	(533,923)	(214,875)	(408,367)	67,267	(728,308)	(568,252)	9,194,562

Net change in contract owners’ equity	(1,390,876)	(598,300)	26,986	(687,754)	286,571	(337,259)	1,954,696	8,609,440
Contract owners’ equity beginning of period	15,478,083	16,076,383	4,657,160	5,344,914	11,590,235	11,927,494	16,442,051	7,832,611

Contract owners’ equity end of period	$14,087,207	15,478,083	4,684,146	4,657,160	11,876,806	11,590,235	18,396,747	16,442,051

CHANGES IN UNITS:
Beginning units	1,587,910	1,641,194	258,691	281,697	699,376	744,288	1,027,161	509,471
Units purchased	94,011	132,384	20,880	18,355	110,054	52,437	64,577	618,150
Units redeemed	(205,373)	(185,668)	(32,302)	(41,361)	(107,207)	(97,349)	(101,236)	(100,460)

Ending units	1,476,548	1,587,910	247,269	258,691	702,223	699,376	990,502	1,027,161

	NVMMG1		NVMMV1		NVMMV2		SCGF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(13,482)	(2,668)	17,495	13,094	183,824	159,266	(10,098)	(6,404)
Realized gain (loss) on investments	1,320,467	1,304,061	(32,489)	(67,180)	254,168	907,384	437,525	1,371,082
Change in unrealized gain (loss) on investments	(3,540,330)	(6,571,225)	96,793	(92,666)	536,674	(2,935,360)	(2,842,573)	(3,157,385)
Reinvested capital gains	4,887,392	5,086,876	113,131	113,872	1,148,664	1,496,109	3,762,263	1,895,359

Net increase (decrease) in contract owners’ equity resulting from operations	2,654,047	(182,956)	194,930	(32,880)	2,123,330	(372,601)	1,347,117	102,652

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,346,738	1,435,563	43,328	2,906	419,442	439,334	769,750	591,873
Transfers between funds	(828,669)	11,788,545	50,442	320,163	241,705	(802,281)	222,731	3,323,383
Surrenders (note 6)	(1,507,131)	(1,867,173)	(558)	(83,737)	(607,106)	(1,116,013)	(616,604)	(1,133,748)
Death benefits (note 4)	(172,996)	(235,813)	-	(12,996)	(54,292)	(192,820)	(54,749)	(185,956)
Net policy repayments (loans) (note 5)	128,129	(82,605)	(14,759)	(14,886)	63,662	24,364	(28,799)	(92,310)
Deductions for surrender charges (note 2d)	(1,622)	(2,546)	-	-	(133)	-	(552)	(1,180)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,532,250)	(1,498,472)	(29,120)	(30,690)	(497,479)	(510,732)	(520,785)	(508,652)
Asset charges (note 3):
FPVUL & VEL contracts	(105,344)	(126,042)	(878)	(762)	(42,461)	(45,864)	(34,041)	(40,457)
MSP contracts	(2,994)	(3,367)	-	-	(1,086)	(1,473)	(1,094)	(1,273)
SL contracts or LSFP contracts	(10,510)	(10,667)	-	-	(6,676)	(7,586)	(2,220)	(2,780)
Adjustments to maintain reserves	55	(21)	(32)	32	9	8	45	5

Net equity transactions	(2,686,594)	9,397,402	48,423	180,030	(484,415)	(2,213,063)	(266,318)	1,948,905

Net change in contract owners’ equity	(32,547)	9,214,446	243,353	147,150	1,638,915	(2,585,664)	1,080,799	2,051,557
Contract owners’ equity beginning of period	43,932,455	34,718,009	1,063,100	915,950	12,613,881	15,199,545	17,035,327	14,983,770

Contract owners’ equity end of period	$43,899,908	43,932,455	1,306,453	1,063,100	14,252,796	12,613,881	18,116,126	17,035,327

CHANGES IN UNITS:
Beginning units	2,738,949	2,156,480	57,439	48,124	682,469	798,637	624,974	552,233
Units purchased	173,094	831,787	10,393	16,738	43,144	34,424	51,596	154,914
Units redeemed	(339,286)	(249,318)	(7,770)	(7,423)	(69,841)	(150,592)	(61,710)	(82,173)

Ending units	2,572,757	2,738,949	60,062	57,439	655,772	682,469	614,860	624,974

	SCVF		SCF		MSBF		NVSTB1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$230,231	269,779	103,017	127,982	371,358	234,463	551,073	253,975
Realized gain (loss) on investments	1,274,392	1,255,158	1,594,153	3,315,212	40,496	82,367	4,450	(109,093)
Change in unrealized gain (loss) on investments	3,760,858	(7,772,252)	819,857	(8,582,517)	500,976	(656,344)	(86,074)	(115,239)
Reinvested capital gains	3,885,287	3,832,274	6,395,420	4,454,708	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,150,768	(2,415,041)	8,912,447	(684,615)	912,830	(339,514)	469,449	29,643

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,263,352	1,282,070	1,076,533	1,112,983	395,818	377,819	794,707	363,005
Transfers between funds	(1,770,242)	3,289,114	(1,557,922)	(1,844,806)	909,439	143,984	17,366,836	(5,571,752)
Surrenders (note 6)	(1,862,711)	(1,515,365)	(1,551,055)	(1,597,252)	(582,663)	(393,961)	(1,011,665)	(4,748,995)
Death benefits (note 4)	(174,562)	(232,030)	(160,767)	(329,640)	(28,668)	(280,450)	(288)	(147,154)
Net policy repayments (loans) (note 5)	34,839	(89,130)	(34,387)	84,911	29,718	93,039	(79,355)	(11,988)
Deductions for surrender charges (note 2d)	(749)	(1,857)	(459)	(946)	(769)	(20)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,317,330)	(1,277,926)	(1,368,433)	(1,352,568)	(427,523)	(389,091)	(291,066)	(275,410)
Asset charges (note 3):
FPVUL & VEL contracts	(93,833)	(105,687)	(91,082)	(102,346)	(24,419)	(25,494)	(481)	(88)
MSP contracts	(3,160)	(3,576)	(3,041)	(3,183)	(1,433)	(1,580)	-	-
SL contracts or LSFP contracts	(6,292)	(6,798)	(9,723)	(10,084)	(4,186)	(4,330)	-	-
Adjustments to maintain reserves	37	52	485	(73)	30	(11)	95	(9)

Net equity transactions	(3,930,651)	1,338,867	(3,699,851)	(4,043,004)	265,344	(480,095)	16,778,783	(10,392,391)

Net change in contract owners’ equity	5,220,117	(1,076,174)	5,212,596	(4,727,619)	1,178,174	(819,609)	17,248,232	(10,362,748)
Contract owners’ equity beginning of period	38,537,015	39,613,189	41,158,133	45,885,752	10,732,453	11,552,062	14,970,825	25,333,573

Contract owners’ equity end of period	$43,757,132	38,537,015	46,370,729	41,158,133	11,910,627	10,732,453	32,219,057	14,970,825

CHANGES IN UNITS:
Beginning units	862,131	839,625	1,156,133	1,262,236	494,615	514,344	1,302,410	2,190,544
Units purchased	39,674	111,471	32,166	36,468	60,942	59,099	1,604,817	387,001
Units redeemed	(123,684)	(88,965)	(128,319)	(142,571)	(49,820)	(78,828)	(191,576)	(1,275,135)

Ending units	778,121	862,131	1,059,980	1,156,133	505,737	494,615	2,715,651	1,302,410

	NVSTB2		NVOLG1		NVTIV3		EIF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$20,201	26,477	992,384	817,039	12,241	13,507	280,702	177,517
Realized gain (loss) on investments	(16,150)	(1,620)	2,449,246	3,923,741	(70,093)	18,772	499,956	518,363
Change in unrealized gain (loss) on investments	32,730	(32,287)	(29,125,109)	(17,835,435)	46,178	(100,572)	981,809	(1,429,961)
Reinvested capital gains	-	-	30,340,812	19,631,603	8,284	28,883	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	36,781	(7,430)	4,657,333	6,536,948	(3,390)	(39,410)	1,762,467	(734,081)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	54,722	48,766	5,311,795	4,927,225	33,690	68,949	331,499	394,668
Transfers between funds	(356,658)	(252,035)	12,674,922	(2,285,047)	(90,096)	262,187	(528,506)	(191,463)
Surrenders (note 6)	(29,421)	(29,513)	(7,558,483)	(7,669,159)	(42,097)	(13,867)	(304,347)	(767,302)
Death benefits (note 4)	(5,622)	(40,756)	(804,538)	(1,042,310)	-	-	(34,834)	(37,086)
Net policy repayments (loans) (note 5)	805	(3,331)	(86,475)	120,067	(4,836)	(5,009)	11,410	14,165
Deductions for surrender charges (note 2d)	(15)	(137)	(4,050)	(8,204)	(206)	(105)	(366)	(1,733)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(43,805)	(44,887)	(5,841,205)	(5,310,497)	(24,008)	(21,616)	(376,235)	(412,577)
Asset charges (note 3):
FPVUL & VEL contracts	(3,119)	(3,558)	(457,960)	(469,624)	(1,372)	(1,515)	(31,613)	(36,164)
MSP contracts	(404)	(414)	(16,706)	(17,774)	-	-	(1,008)	(1,088)
SL contracts or LSFP contracts	(970)	(1,082)	(44,655)	(46,723)	(280)	(327)	(4,207)	(4,485)
Adjustments to maintain reserves	(1)	(5)	261	(8)	(13)	(17)	50	(18)

Net equity transactions	(384,488)	(326,952)	3,172,906	(11,802,054)	(129,218)	288,680	(938,157)	(1,043,083)

Net change in contract owners’ equity	(347,707)	(334,382)	7,830,239	(5,265,106)	(132,608)	249,270	824,310	(1,777,164)
Contract owners’ equity beginning of period	1,560,000	1,894,382	127,175,154	132,440,260	701,775	452,505	10,598,730	12,375,894

Contract owners’ equity end of period	$1,212,293	1,560,000	135,005,393	127,175,154	569,167	701,775	11,423,040	10,598,730

CHANGES IN UNITS:
Beginning units	136,028	164,622	4,934,844	5,400,878	45,612	28,263	491,781	536,954
Units purchased	6,664	44,984	921,847	240,832	2,635	20,244	18,424	24,297
Units redeemed	(39,553)	(73,578)	(797,237)	(706,866)	(11,662)	(2,895)	(60,465)	(69,470)

Ending units	103,139	136,028	5,059,454	4,934,844	36,585	45,612	449,740	491,781

	NVRE1		NVLCAP		NVLMP		NVSIX2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$635,028	937,207	639	779	105	115	5,865	3,277
Realized gain (loss) on investments	(1,328,114)	60,266	(1,844)	(55)	(59)	(18)	(11,627)	(3,141)
Change in unrealized gain (loss) on investments	265,592	(8,475,822)	7,398	(3,018)	540	(204)	37,000	(33,556)
Reinvested capital gains	2,624,909	5,329,680	439	1,517	102	36	58,424	20,782

Net increase (decrease) in contract owners’ equity resulting from operations	2,197,415	(2,148,669)	6,632	(777)	688	(71)	89,662	(12,638)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,283,506	1,524,023	1,591	1,291	3,010	1,100	57,834	21,868
Transfers between funds	(381,278)	(2,224,423)	6,610	4,217	-	3,001	516,893	48,551
Surrenders (note 6)	(1,844,302)	(2,689,873)	-	-	(11,745)	-	(11,975)	(492)
Death benefits (note 4)	(115,383)	(179,833)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(41,022)	(47,705)	2	4	10,856	-	(12,367)	(1,999)
Deductions for surrender charges (note 2d)	(934)	(1,634)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,144,499)	(1,204,297)	(2,027)	(2,132)	(1,138)	(221)	(9,881)	(7,005)
Asset charges (note 3):
FPVUL & VEL contracts	(82,604)	(93,772)	(141)	(119)	(37)	(10)	(1,321)	(920)
MSP contracts	(3,263)	(3,447)	-	-	-	-	-	-
SL contracts or LSFP contracts	(7,989)	(10,493)	-	-	-	-	-	-
Adjustments to maintain reserves	36	(8)	-	(2)	(2)	(9)	(7)	2

Net equity transactions	(2,337,732)	(4,931,462)	6,035	3,259	944	3,861	539,176	60,005

Net change in contract owners’ equity	(140,317)	(7,080,131)	12,667	2,482	1,632	3,790	628,838	47,367
Contract owners’ equity beginning of period	32,169,726	39,249,857	28,291	25,809	5,984	2,194	290,369	243,002

Contract owners’ equity end of period	$32,029,409	32,169,726	40,958	28,291	7,616	5,984	919,207	290,369

CHANGES IN UNITS:
Beginning units	1,934,105	2,232,004	2,467	2,183	530	191	23,027	18,330
Units purchased	115,628	114,490	936	630	334	469	40,496	6,530
Units redeemed	(280,015)	(412,389)	(201)	(346)	(245)	(130)	(3,214)	(1,833)

Ending units	1,769,718	1,934,105	3,202	2,467	619	530	60,309	23,027

	GVEX1		AMTB		AMGP		AMCG
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$86,884	62,071	43,111	52,226	2,001	5,944	(5,071)	(5,894)
Realized gain (loss) on investments	17,570	63,366	(40,136)	(73,598)	(40,397)	(180,544)	(122,129)	(293,173)
Change in unrealized gain (loss) on investments	256,385	(141,305)	45,132	26,717	(31,607)	(140,305)	115,250	119,501
Reinvested capital gains	68,108	39,810	-	-	121,285	269,213	94,449	223,112

Net increase (decrease) in contract owners’ equity resulting from operations	428,947	23,942	48,107	5,345	51,282	(45,692)	82,499	43,546

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	241,775	156,550	142,678	161,711	2,980	2,419	3,877	(5,402)
Transfers between funds	1,581,076	1,564,185	624,234	211,550	136,718	(451,497)	(324,259)	(692,920)
Surrenders (note 6)	(217,603)	(32,057)	(234,750)	(165,438)	(64,250)	-	-	-
Death benefits (note 4)	-	-	(102,135)	(3,900)	-	(9,120)	(24,349)	(69,023)
Net policy repayments (loans) (note 5)	(111,634)	(20,501)	(8,840)	(45,376)	-	-	-	28,794
Deductions for surrender charges (note 2d)	-	-	(8)	(153)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(109,520)	(60,595)	(225,147)	(179,209)	(9,167)	(11,517)	(20,784)	(17,259)
Asset charges (note 3):
FPVUL & VEL contracts	(10,314)	(7,789)	(10,757)	(11,539)	-	-	-	(87)
MSP contracts	-	-	(640)	(570)	-	-	-	-
SL contracts or LSFP contracts	-	-	(2,359)	(1,765)	-	-	-	-
Adjustments to maintain reserves	(5)	5	(5)	4	24	(11)	51	23

Net equity transactions	1,373,775	1,599,798	182,271	(34,685)	66,305	(469,726)	(365,464)	(755,874)

Net change in contract owners’ equity	1,802,722	1,623,740	230,378	(29,340)	117,587	(515,418)	(282,965)	(712,328)
Contract owners’ equity beginning of period	3,253,294	1,629,554	3,723,185	3,752,525	559,119	1,074,537	2,161,389	2,873,717

Contract owners’ equity end of period	$5,056,016	3,253,294	3,953,563	3,723,185	676,706	559,119	1,878,424	2,161,389

CHANGES IN UNITS:
Beginning units	239,681	121,451	300,528	303,453	25,306	43,652	105,561	133,206
Units purchased	115,246	129,126	64,398	64,906	6,118	7,835	190	2,923
Units redeemed	(21,344)	(10,896)	(49,646)	(67,831)	(3,186)	(26,181)	(17,657)	(30,568)

Ending units	333,583	239,681	315,280	300,528	28,238	25,306	88,094	105,561

	AMMCGS		AMTP		AMRI		AMSRS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	(22)	2,150	4,844	21,140	28,295	13,649	11,634
Realized gain (loss) on investments	(11,860)	(14,902)	(13,982)	65,034	66,926	48,757	71,559	276,438
Change in unrealized gain (loss) on investments	(1,046)	(45,608)	51,757	(192,795)	282,195	(637,790)	29,720	(483,836)
Reinvested capital gains	51,292	-	25,172	55,600	380,957	123,169	70,083	183,936

Net increase (decrease) in contract owners’ equity resulting from operations	38,386	(60,532)	65,097	(67,317)	751,218	(437,569)	185,011	(11,828)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	26,172	5,829	980	(141)	7,825	11,577	76,818	74,810
Transfers between funds	(23,061)	1,104,418	27,926	(843,732)	85,643	8,659	(23,374)	(274,471)
Surrenders (note 6)	(16,980)	(944)	(75,542)	(916)	(39,366)	-	(73,250)	(220,937)
Death benefits (note 4)	(38)	-	(532)	(2,453)	(94,749)	(158)	(1)	(13,793)
Net policy repayments (loans) (note 5)	(7,513)	1,068	67,987	(16,243)	(744)	(605)	(12,339)	22,501
Deductions for surrender charges (note 2d)	(136)	-	-	-	-	-	(55)	(2,373)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(33,221)	(4,719)	(4,423)	(10,168)	(43,151)	(44,685)	(86,320)	(91,094)
Asset charges (note 3):
FPVUL & VEL contracts	(3,022)	(479)	(280)	(308)	(84)	(80)	(7,180)	(8,283)
MSP contracts	(64)	(8)	-	-	-	-	(510)	(511)
SL contracts or LSFP contracts	(253)	(36)	-	-	-	-	(987)	(1,113)
Adjustments to maintain reserves	(4)	(2)	(102)	36	59	(23)	45	(25)

Net equity transactions	(58,120)	1,105,127	16,014	(873,925)	(84,567)	(25,315)	(127,153)	(515,289)

Net change in contract owners’ equity	(19,734)	1,044,595	81,111	(941,242)	666,651	(462,884)	57,858	(527,117)
Contract owners’ equity beginning of period	1,044,595	-	232,327	1,173,569	4,935,285	5,398,169	1,989,523	2,516,640

Contract owners’ equity end of period	$1,024,861	1,044,595	313,438	232,327	5,601,936	4,935,285	2,047,381	1,989,523

CHANGES IN UNITS:
Beginning units	108,814	-	10,845	50,604	307,667	307,696	68,268	85,955
Units purchased	11,004	109,426	2,335	116	5,627	9,344	3,460	4,332
Units redeemed	(17,325)	(612)	(1,488)	(39,875)	(11,926)	(9,373)	(7,781)	(22,019)

Ending units	102,493	108,814	11,692	10,845	301,368	307,667	63,947	68,268

	NOTB3		NOTG3		NOTMG3		ALVGIA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$484	421	464	-	645	1	183,140	302,224
Realized gain (loss) on investments	(205)	(81)	13	-	30	(6)	806,879	2,802,381
Change in unrealized gain (loss) on investments	1,827	(3,704)	890	-	1,527	(280)	94,274	(2,681,596)
Reinvested capital gains	-	840	-	-	-	2	1,358,916	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,106	(2,524)	1,367	-	2,202	(283)	2,443,209	423,009

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,526	3,091	2,400	-	3,425	96	997,498	656,682
Transfers between funds	-	35,616	27,310	-	27,176	11,917	197,020	(1,044,477)
Surrenders (note 6)	-	-	-	-	-	-	(853,576)	(254,914)
Death benefits (note 4)	-	-	-	-	-	(80)	(162,535)	(86,944)
Net policy repayments (loans) (note 5)	-	-	-	-	(2)	-	(80,714)	(35,928)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(32)	(76)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,344)	(1,580)	-	-	(830)	(117)	(412,643)	(380,354)
Asset charges (note 3):
FPVUL & VEL contracts	(180)	(136)	-	-	(71)	(10)	(10,861)	(11,936)
MSP contracts	-	-	-	-	-	-	-	(9)
SL contracts or LSFP contracts	-	-	-	-	-	-	(1,137)	(1,049)
Adjustments to maintain reserves	1	2	4	-	(2)	(7)	129	15

Net equity transactions	1,003	36,993	29,714	-	29,696	11,799	(326,851)	(1,158,990)

Net change in contract owners’ equity	3,109	34,469	31,081	-	31,898	11,516	2,116,358	(735,981)
Contract owners’ equity beginning of period	34,469	-	-	-	11,626	110	22,576,076	23,312,057

Contract owners’ equity end of period	$37,578	34,469	31,081	-	43,524	11,626	24,692,434	22,576,076

CHANGES IN UNITS:
Beginning units	3,395	-	-	-	1,135	10	794,184	831,086
Units purchased	337	3,559	2,939	-	2,975	1,145	97,078	104,552
Units redeemed	(241)	(164)	-	-	(107)	(20)	(109,703)	(141,454)

Ending units	3,491	3,395	2,939	-	4,003	1,135	781,559	794,184

	ALVIVA		ALVSVA		ACVCA		ACVIG
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$98,895	200,918	95,688	137,656	(1,352)	(1,383)	426,520	419,678
Realized gain (loss) on investments	52,827	186,636	(305,256)	596,243	(53,917)	128,696	371,827	851,186
Change in unrealized gain (loss) on investments	(225,135)	(204,444)	3,440,962	(4,989,028)	20,702	(175,817)	1,164,262	(4,205,843)
Reinvested capital gains	-	-	1,047,125	3,136,679	57,974	40,745	338,152	1,774,328

Net increase (decrease) in contract owners’ equity resulting from operations	(73,413)	183,110	4,278,519	(1,118,450)	23,407	(7,759)	2,300,761	(1,160,651)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	62,743	51,523	1,644,940	1,461,610	995	9,742	573,968	669,433
Transfers between funds	944,633	(208,364)	(918,086)	(872,423)	54,201	(974,543)	(414,361)	(2,996,080)
Surrenders (note 6)	(34,837)	(31,396)	(1,500,075)	(833,498)	-	(39,539)	(732,368)	(774,796)
Death benefits (note 4)	(113,299)	(11,255)	(246,951)	(91,225)	(317)	-	(65,914)	(25,954)
Net policy repayments (loans) (note 5)	(9,202)	(12,116)	26,490	22,573	(6,936)	(4,252)	40,035	(30,040)
Deductions for surrender charges (note 2d)	-	-	(760)	(637)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(100,542)	(98,197)	(326,930)	(334,411)	(7,081)	(11,158)	(727,834)	(752,010)
Asset charges (note 3):
FPVUL & VEL contracts	(3,474)	(3,925)	(25,937)	(28,268)	(94)	(127)	(49,399)	(54,786)
MSP contracts	-	-	(1,292)	(1,487)	-	-	(2,438)	(2,502)
SL contracts or LSFP contracts	-	-	(909)	(1,162)	-	-	(4,684)	(4,817)
Adjustments to maintain reserves	27	(12)	99	(34)	9	17	33	(11)

Net equity transactions	746,049	(313,742)	(1,349,411)	(678,962)	40,777	(1,019,860)	(1,382,962)	(3,971,563)

Net change in contract owners’ equity	672,636	(130,632)	2,929,108	(1,797,412)	64,184	(1,027,619)	917,799	(5,132,214)
Contract owners’ equity beginning of period	8,359,637	8,490,269	18,216,191	20,013,603	578,782	1,606,401	18,198,664	23,330,878

Contract owners’ equity end of period	$9,032,273	8,359,637	21,145,299	18,216,191	642,966	578,782	19,116,463	18,198,664

CHANGES IN UNITS:
Beginning units	981,220	1,020,175	496,940	515,175	51,411	145,072	724,329	899,634
Units purchased	132,544	122,212	55,946	57,994	7,076	40,099	28,703	37,344
Units redeemed	(45,368)	(161,167)	(91,939)	(76,229)	(3,039)	(133,760)	(81,586)	(212,649)

Ending units	1,068,396	981,220	460,947	496,940	55,448	51,411	671,446	724,329

	ACVIP2		ACVI		ACVMV1		ACVU1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$169,764	241,073	13,171	3,505	256,336	212,262	762	4,169
Realized gain (loss) on investments	(280,531)	(639,745)	(24,989)	275,464	650,476	837,810	(9,261)	398,710
Change in unrealized gain (loss) on investments	442,667	123,310	(41,076)	(294,239)	1,583,924	(1,860,368)	11,788	(428,278)
Reinvested capital gains	68,878	-	-	-	662,743	591,112	29,328	145,277

Net increase (decrease) in contract owners’ equity resulting from operations	400,778	(275,362)	(52,894)	(15,270)	3,153,479	(219,184)	32,617	119,878

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	208,158	269,923	37,381	52,261	2,008,345	2,030,673	(28)	(2,017)
Transfers between funds	276,991	(1,391,360)	2,205,842	(344,366)	3,380,248	304,557	(168,750)	(940,187)
Surrenders (note 6)	(594,029)	(1,415,172)	-	(11,288)	(1,969,265)	(1,084,397)	-	(4,262)
Death benefits (note 4)	(19,227)	(60,792)	(16,463)	(1,993)	(16,126)	(16,851)	(31,827)	(10,114)
Net policy repayments (loans) (note 5)	9,756	271,635	10,713	10,193	(560,576)	(576,625)	-	4,262
Deductions for surrender charges (note 2d)	(980)	(807)	-	-	(1,030)	(1,299)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(457,129)	(338,312)	(80,473)	(72,974)	(524,739)	(397,752)	(7,255)	(15,293)
Asset charges (note 3):
FPVUL & VEL contracts	(19,530)	(26,165)	-	(93)	(28,619)	(26,211)	-	-
MSP contracts	(871)	(998)	-	-	(856)	(815)	-	-
SL contracts or LSFP contracts	(10,081)	(13,174)	-	-	(2,274)	(1,712)	-	-
Adjustments to maintain reserves	(2)	8	(596)	83	40	(10)	(5)	(15)

Net equity transactions	(606,944)	(2,705,214)	2,156,404	(368,177)	2,285,148	229,558	(207,865)	(967,626)

Net change in contract owners’ equity	(206,166)	(2,980,576)	2,103,510	(383,447)	5,438,627	10,374	(175,248)	(847,748)
Contract owners’ equity beginning of period	9,526,951	12,507,527	1,476,332	1,859,779	13,389,899	13,379,525	751,055	1,598,803

Contract owners’ equity end of period	$9,320,785	9,526,951	3,579,842	1,476,332	18,828,526	13,389,899	575,807	751,055

CHANGES IN UNITS:
Beginning units	611,924	783,544	103,448	119,008	500,601	492,846	34,702	77,382
Units purchased	49,043	79,664	176,570	32,016	197,372	93,051	-	6,369
Units redeemed	(87,448)	(251,284)	(12,994)	(47,576)	(124,139)	(85,296)	(9,166)	(49,049)

Ending units	573,519	611,924	267,024	103,448	573,834	500,601	25,536	34,702

	ACVV		DVMCS		DVSCS		DCAP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$367,831	461,129	21,071	15,494	644,678	500,049	316,096	390,920
Realized gain (loss) on investments	529,693	3,154,136	(120,562)	198,637	3,267,414	6,601,408	49,053	1,918,192
Change in unrealized gain (loss) on investments	3,569,445	(4,474,016)	270,397	(875,105)	9,684,971	(15,200,764)	(1,823,974)	(4,071,115)
Reinvested capital gains	-	-	180,460	596,636	7,680,217	5,950,257	2,952,589	1,203,674

Net increase (decrease) in contract owners’ equity resulting from operations	4,466,969	(858,751)	351,366	(64,338)	21,277,280	(2,149,050)	1,493,764	(558,329)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	795,754	657,025	145,799	109,111	3,455,314	3,195,897	693,058	780,709
Transfers between funds	2,801,057	(2,482,617)	(289,830)	(615,867)	3,805,842	(3,333,747)	(746,478)	(5,431,263)
Surrenders (note 6)	(3,212,897)	(1,249,745)	(82,479)	(272,553)	(4,128,661)	(4,875,464)	(2,043,962)	(1,461,734)
Death benefits (note 4)	(19,357)	(13,609)	(44,989)	(26,122)	(303,924)	(567,716)	(25,195)	(277,600)
Net policy repayments (loans) (note 5)	(175,120)	(31,045)	23,001	2,110	(497,052)	(378,912)	79,030	145,066
Deductions for surrender charges (note 2d)	-	-	-	-	(1,133)	(1,667)	(311)	(1,375)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(341,643)	(331,625)	(38,482)	(49,148)	(1,488,559)	(1,434,243)	(717,630)	(775,500)
Asset charges (note 3):
FPVUL & VEL contracts	(4,678)	(5,431)	(25)	(23)	(41,377)	(43,910)	(51,856)	(58,922)
MSP contracts	-	-	-	-	(925)	(1,101)	(1,628)	(1,723)
SL contracts or LSFP contracts	-	-	-	-	(6,668)	(6,847)	(5,254)	(6,220)
Adjustments to maintain reserves	567	(151)	37	2	459	(44)	(7)	10

Net equity transactions	(156,317)	(3,457,198)	(286,968)	(852,490)	793,316	(7,447,754)	(2,820,233)	(7,088,552)

Net change in contract owners’ equity	4,310,652	(4,315,949)	64,398	(916,828)	22,070,596	(9,596,804)	(1,326,469)	(7,646,881)
Contract owners’ equity beginning of period	21,342,297	25,658,246	2,518,807	3,435,635	84,362,335	93,959,139	20,291,117	27,937,998

Contract owners’ equity end of period	$25,652,949	21,342,297	2,583,205	2,518,807	106,432,931	84,362,335	18,964,648	20,291,117

CHANGES IN UNITS:
Beginning units	723,165	813,491	79,448	104,891	3,013,709	3,271,232	800,138	1,135,867
Units purchased	128,366	72,806	5,647	25,223	313,967	154,600	59,972	37,217
Units redeemed	(130,318)	(163,132)	(14,388)	(50,666)	(298,528)	(412,123)	(179,703)	(372,946)

Ending units	721,213	723,165	70,707	79,448	3,029,148	3,013,709	680,407	800,138

	DSC		DVIV		SVSSVB		SVSLVB
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	-	65,598	108,634	56	(656)	490	1,283
Realized gain (loss) on investments	49,312	92,242	(109,793)	247,961	(6,309)	30,987	6,193	5,181
Change in unrealized gain (loss) on investments	17,610	(129,288)	(30,414)	(461,605)	14,993	(57,660)	(20,336)	(24,268)
Reinvested capital gains	73,582	15,609	-	-	20,455	26,754	5,236	6,415

Net increase (decrease) in contract owners’ equity resulting from operations	140,504	(21,437)	(74,609)	(105,010)	29,195	(575)	(8,417)	(11,389)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	94,501	64,907	39,144	62,203	-	8,291	(5)	609
Transfers between funds	(55,937)	(38,876)	(510,632)	(668,952)	(2,676)	(472,358)	(23,726)	3,511
Surrenders (note 6)	(37,835)	(73,276)	(55,089)	(725,192)	-	(14,339)	(21,651)	-
Death benefits (note 4)	-	-	(5,157)	(29,864)	-	-	(3,319)	-
Net policy repayments (loans) (note 5)	(5,578)	(5,455)	(36,024)	(14,355)	(7,780)	(16,440)	(2,972)	(3,429)
Deductions for surrender charges (note 2d)	(4)	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(33,745)	(38,141)	(56,105)	(76,134)	(7,872)	(9,343)	(2,673)	(3,063)
Asset charges (note 3):
FPVUL & VEL contracts	(2,781)	(3,272)	(73)	(602)	(68)	(116)	-	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	(490)	(489)	-	-	-	-	-	-
Adjustments to maintain reserves	(19)	15	15	6	8	(14)	5	(9)

Net equity transactions	(41,888)	(94,587)	(623,921)	(1,452,890)	(18,388)	(504,319)	(54,341)	(2,381)

Net change in contract owners’ equity	98,616	(116,024)	(698,530)	(1,557,900)	10,807	(504,894)	(62,758)	(13,770)
Contract owners’ equity beginning of period	951,485	1,067,509	3,953,737	5,511,637	208,665	713,559	141,848	155,618

Contract owners’ equity end of period	$1,050,101	951,485	3,255,207	3,953,737	219,472	208,665	79,090	141,848

CHANGES IN UNITS:
Beginning units	42,927	47,065	216,185	291,203	14,430	48,141	10,596	10,766
Units purchased	4,170	4,134	3,063	11,326	681	558	13	276
Units redeemed	(6,629)	(8,272)	(38,262)	(86,344)	(2,066)	(34,269)	(4,401)	(446)

Ending units	40,468	42,927	180,986	216,185	13,045	14,430	6,208	10,596

	FVCA2P		FQB		FCS		FNRS2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$12,092	12,215	864,340	985,664	139,251	234,265	34,207	69,431
Realized gain (loss) on investments	(7,679)	(5,098)	(51,284)	67,659	836,270	9,664,141	(160,950)	(355,513)
Change in unrealized gain (loss) on investments	(33,120)	(55,868)	96,277	(1,139,269)	(1,478,476)	(14,401,641)	2,032,472	(1,512,594)
Reinvested capital gains	-	1,024	-	-	2,642,744	5,099,951	-	212,716

Net increase (decrease) in contract owners’ equity resulting from operations	(28,707)	(47,727)	909,333	(85,946)	2,139,789	596,716	1,905,729	(1,585,960)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	21,710	37,018	791,646	728,293	227,468	124,099	568,686	575,031
Transfers between funds	33,340	(5,823)	(81,969)	(1,251,466)	(3,993,111)	(22,411,101)	610,002	(178,858)
Surrenders (note 6)	(17,080)	(52,539)	(1,276,326)	(963,828)	(1,542,907)	(3,855,904)	(815,429)	(426,228)
Death benefits (note 4)	-	(8,410)	(344,465)	(311,833)	(327,830)	(377,056)	(33,360)	(24,380)
Net policy repayments (loans) (note 5)	(3,602)	6,006	41,379	51,060	(27,576)	190,929	145,619	44,823
Deductions for surrender charges (note 2d)	(35)	-	(231)	(237)	-	-	(898)	(646)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(21,657)	(22,707)	(781,792)	(796,663)	(444,027)	(545,016)	(313,806)	(284,798)
Asset charges (note 3):
FPVUL & VEL contracts	(1,753)	(2,050)	(51,872)	(56,887)	(1,793)	(2,013)	(17,987)	(19,580)
MSP contracts	-	-	(2,869)	(3,510)	-	-	(997)	(1,836)
SL contracts or LSFP contracts	(409)	(443)	(5,233)	(5,620)	-	-	(5,021)	(5,339)
Adjustments to maintain reserves	(2)	(3)	40	36	14,171	974	16	(13)

Net equity transactions	10,512	(48,951)	(1,711,692)	(2,610,655)	(6,095,605)	(26,875,088)	136,825	(321,824)

Net change in contract owners’ equity	(18,195)	(96,678)	(802,359)	(2,696,601)	(3,955,816)	(26,278,372)	2,042,554	(1,907,784)
Contract owners’ equity beginning of period	695,612	792,290	25,290,762	27,987,363	34,056,039	60,334,411	6,117,397	8,025,181

Contract owners’ equity end of period	$677,417	695,612	24,488,403	25,290,762	30,100,223	34,056,039	8,159,951	6,117,397

CHANGES IN UNITS:
Beginning units	40,403	43,124	1,164,659	1,283,800	1,229,565	2,176,373	390,067	405,538
Units purchased	3,551	2,279	51,273	51,886	49,359	6,280	52,776	53,678
Units redeemed	(2,884)	(5,000)	(128,395)	(171,027)	(271,487)	(953,088)	(53,121)	(69,149)

Ending units	41,070	40,403	1,087,537	1,164,659	1,007,437	1,229,565	389,722	390,067

	FEIS		FF10S		FF20S		FF30S
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,223,394	1,804,717	31,950	38,038	418,821	455,452	194,393	201,673
Realized gain (loss) on investments	2,334,674	2,980,977	28,707	73,170	584,496	328,768	324,829	310,788
Change in unrealized gain (loss) on investments	2,162,641	(13,017,860)	(1,999)	(116,011)	(91,861)	(1,032,078)	(96,024)	(700,905)
Reinvested capital gains	3,649,305	5,673,847	48,953	6,570	877,797	119,356	495,769	66,107

Net increase (decrease) in contract owners’ equity resulting from operations	9,370,014	(2,558,319)	107,611	1,767	1,789,253	(128,502)	918,967	(122,337)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,607,407	2,768,204	50,878	42,257	1,916,767	2,424,707	2,794,468	1,267,498
Transfers between funds	(930,611)	(1,821,129)	53,126	116,816	4,097,899	4,069,008	209,861	2,387,781
Surrenders (note 6)	(4,057,397)	(2,870,919)	(27,625)	(48,159)	(582,195)	(734,627)	(330,926)	(450,687)
Death benefits (note 4)	(288,027)	(452,890)	(15,769)	(310,889)	(1,053,528)	(44,364)	(30,288)	(20,815)
Net policy repayments (loans) (note 5)	(330,076)	539,684	(13,573)	(19,212)	168,296	45,903	(32,995)	(15,328)
Deductions for surrender charges (note 2d)	(2,248)	(1,564)	(4)	(503)	(246)	(857)	(1,180)	(2,617)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,213,344)	(2,256,171)	(59,667)	(61,389)	(665,223)	(650,441)	(332,867)	(296,668)
Asset charges (note 3):
FPVUL & VEL contracts	(145,129)	(156,849)	(4,598)	(4,806)	(14,172)	(22,620)	(19,198)	(19,360)
MSP contracts	(5,972)	(6,841)	(3,924)	(3,956)	(3,876)	(4,102)	(1,576)	(1,633)
SL contracts or LSFP contracts	(17,134)	(18,890)	(450)	(511)	(5,650)	(4,798)	(1,168)	(1,169)
Adjustments to maintain reserves	737	(194)	(17)	8	181	9	57	17

Net equity transactions	(5,381,794)	(4,277,559)	(21,623)	(290,344)	3,858,253	5,077,818	2,254,188	2,847,019

Net change in contract owners’ equity	3,988,220	(6,835,878)	85,988	(288,577)	5,647,506	4,949,316	3,173,155	2,724,682
Contract owners’ equity beginning of period	56,301,658	63,137,536	2,221,284	2,509,861	27,384,785	22,435,469	12,707,207	9,982,525

Contract owners’ equity end of period	$60,289,878	56,301,658	2,307,272	2,221,284	33,032,291	27,384,785	15,880,362	12,707,207

CHANGES IN UNITS:
Beginning units	2,345,447	2,527,460	125,604	141,331	1,516,176	1,234,002	670,689	523,809
Units purchased	184,640	163,364	11,292	8,899	420,340	363,732	245,843	193,483
Units redeemed	(403,765)	(345,377)	(13,069)	(24,626)	(205,426)	(81,558)	(127,681)	(46,603)

Ending units	2,126,322	2,345,447	123,827	125,604	1,731,090	1,516,176	788,851	670,689

	FFINS		FGOS		FGS		FHIS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$11,606	18,948	(86)	(2,514)	(70,579)	72,335	672,461	878,992
Realized gain (loss) on investments	2,529	9,315	(10,388)	1,000,287	2,610,095	4,135,585	(211,169)	(64,469)
Change in unrealized gain (loss) on investments	9,956	(37,989)	1,875	(905,602)	(10,188,118)	(909,306)	1,266,607	(1,507,420)
Reinvested capital gains	10,223	1,706	5,913	51,369	8,191,795	2,753,757	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	34,314	(8,020)	(2,686)	143,540	543,193	6,052,371	1,727,899	(692,897)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	79	8	1,384	(4,220)	4,097,522	3,766,330	366,082	228,307
Transfers between funds	(269,671)	262,995	(76,935)	(2,749,963)	(806,936)	(290,920)	(267,096)	1,993,788
Surrenders (note 6)	(15,906)	(47,100)	-	-	(3,142,937)	(5,051,189)	(646,973)	(628,799)
Death benefits (note 4)	(5,331)	(7,226)	(1,191)	(130,391)	(423,104)	(570,580)	(13,860)	(339,331)
Net policy repayments (loans) (note 5)	-	-	-	59,294	(186,588)	163,841	30,074	64,190
Deductions for surrender charges (note 2d)	-	-	-	-	(1,636)	(2,917)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(8,178)	(9,843)	(6,865)	(24,699)	(3,377,607)	(3,325,228)	(428,781)	(389,909)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	(5)	(195,612)	(219,282)	(22,174)	(20,861)
MSP contracts	-	-	-	-	(5,840)	(7,092)	(1,647)	(1,553)
SL contracts or LSFP contracts	-	-	-	-	(16,383)	(17,984)	(2,322)	(2,051)
Adjustments to maintain reserves	(1)	2	309	6,514	1,055	7,991	43	28

Net equity transactions	(299,008)	198,836	(83,298)	(2,843,470)	(4,058,066)	(5,547,030)	(986,654)	903,809

Net change in contract owners’ equity	(264,694)	190,816	(85,984)	(2,699,930)	(3,514,873)	505,341	741,245	210,912
Contract owners’ equity beginning of period	1,230,126	1,039,310	437,298	3,137,228	89,520,714	89,015,373	12,742,577	12,531,665

Contract owners’ equity end of period	$965,432	1,230,126	351,314	437,298	86,005,841	89,520,714	13,483,822	12,742,577

CHANGES IN UNITS:
Beginning units	104,625	87,841	20,793	176,408	3,760,319	4,030,458	656,054	617,230
Units purchased	-	22,186	75	230	334,362	307,264	44,241	459,283
Units redeemed	(25,746)	(5,402)	(4,294)	(155,845)	(447,707)	(577,403)	(93,273)	(420,459)

Ending units	78,879	104,625	16,574	20,793	3,646,974	3,760,319	607,022	656,054

	FIP		FIGBS		FMCS		FMMP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$606,990	833,807	4,004,748	4,074,283	127,998	138,089	1,420	-
Realized gain (loss) on investments	1,887,634	2,422,243	(204,023)	(523,374)	(77,131)	1,457,252	-	-
Change in unrealized gain (loss) on investments	3,029,372	(2,744,568)	3,497,427	(5,318,505)	1,999,382	(8,149,939)	-	-
Reinvested capital gains	50,473	23,251	81,868	127,077	2,510,379	6,009,549	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,574,469	534,733	7,380,020	(1,640,519)	4,560,628	(545,049)	1,420	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	5,229	1,898	2,532,039	1,664,295	1,771,728	1,699,316	-	-
Transfers between funds	(238,990)	13,964,305	10,783,694	22,909,778	(1,592,280)	(4,857,132)	9,556,817	-
Surrenders (note 6)	(844,463)	(1,808,100)	(2,315,119)	(2,408,131)	(4,778,727)	(3,440,765)	(191,000)	-
Death benefits (note 4)	(241,755)	(284,334)	(401,534)	(65,032)	(129,612)	(107,914)	-	-
Net policy repayments (loans) (note 5)	-	-	(132,672)	6,359	66,347	(132,977)	-	-
Deductions for surrender charges (note 2d)	-	-	(456)	(1,185)	(1,346)	(2,474)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(397,599)	(365,699)	(2,126,907)	(1,906,105)	(1,226,023)	(1,226,525)	(14,435)	-
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(23,897)	(25,756)	(76,732)	(92,075)	-	-
MSP contracts	-	-	(3,726)	(3,844)	(4,253)	(4,496)	-	-
SL contracts or LSFP contracts	-	-	(8,076)	(7,701)	(11,293)	(12,662)	-	-
Adjustments to maintain reserves	331	1	854	(18)	181	(57)	98	-

Net equity transactions	(1,717,247)	11,508,071	8,304,200	20,162,660	(5,982,010)	(8,177,761)	9,351,480	-

Net change in contract owners’ equity	3,857,222	12,042,804	15,684,220	18,522,141	(1,421,382)	(8,722,810)	9,352,900	-
Contract owners’ equity beginning of period	46,835,841	34,793,037	170,471,100	151,948,959	41,543,203	50,266,013	-	-

Contract owners’ equity end of period	$50,693,063	46,835,841	186,155,320	170,471,100	40,121,821	41,543,203	9,352,900	-

CHANGES IN UNITS:
Beginning units	2,841,994	2,135,022	10,467,562	9,237,349	977,992	1,164,190	-	-
Units purchased	-	856,530	918,336	1,586,606	63,305	42,622	955,677	-
Units redeemed	(86,378)	(149,558)	(437,687)	(356,393)	(197,740)	(228,820)	(20,542)	-

Ending units	2,755,616	2,841,994	10,948,211	10,467,562	843,557	977,992	935,135	-

	FOS		FVSS		FF05S		FF15S
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$210,115	233,301	34,110	37,283	3,773	2,746	97,252	168,602
Realized gain (loss) on investments	201,818	847,327	173,115	1,041,060	(2,136)	193	(311,500)	181,306
Change in unrealized gain (loss) on investments	(1,371,624)	(1,453,059)	77,116	(1,184,629)	7,036	(5,727)	265,254	(454,356)
Reinvested capital gains	27,212	18,961	-	4,120	1,970	361	291,446	54,176

Net increase (decrease) in contract owners’ equity resulting from operations	(932,479)	(353,470)	284,341	(102,166)	10,643	(2,427)	342,452	(50,272)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	660,243	461,694	129,077	123,236	19	2	213,200	330,847
Transfers between funds	(850,704)	10,854,064	(187,512)	(1,650,801)	157,867	89,017	(2,830,504)	1,828,265
Surrenders (note 6)	(889,871)	(1,767,228)	(105,854)	(94,861)	(4,990)	(5,300)	(235,445)	(252,054)
Death benefits (note 4)	(58,295)	(75,844)	(1,245)	(236,993)	(871)	(688)	(8,302)	(8,494)
Net policy repayments (loans) (note 5)	19,020	37,753	4,176	4,858	-	-	(4,735)	(3,222)
Deductions for surrender charges (note 2d)	(694)	(610)	(14)	(127)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(694,255)	(605,284)	(130,752)	(150,992)	(2,017)	(1,018)	(141,053)	(193,308)
Asset charges (note 3):
FPVUL & VEL contracts	(45,565)	(41,140)	(11,073)	(13,482)	-	-	(765)	(909)
MSP contracts	(1,219)	(1,113)	(141)	(153)	-	-	-	-
SL contracts or LSFP contracts	(6,245)	(5,502)	(334)	(438)	-	-	-	-
Adjustments to maintain reserves	21	(13)	21	(25)	(10)	(2)	49	15

Net equity transactions	(1,867,564)	8,856,777	(303,651)	(2,019,778)	149,998	82,011	(3,007,555)	1,701,140

Net change in contract owners’ equity	(2,800,043)	8,503,307	(19,310)	(2,121,944)	160,641	79,584	(2,665,103)	1,650,868
Contract owners’ equity beginning of period	18,130,581	9,627,274	3,457,479	5,579,423	171,219	91,635	10,782,045	9,131,177

Contract owners’ equity end of period	$15,330,538	18,130,581	3,438,169	3,457,479	331,860	171,219	8,116,942	10,782,045

CHANGES IN UNITS:
Beginning units	882,090	527,024	133,932	210,258	13,584	7,230	785,176	660,580
Units purchased	44,018	814,756	8,559	7,155	12,175	6,904	43,597	179,516
Units redeemed	(147,604)	(459,690)	(20,765)	(83,481)	(605)	(550)	(269,106)	(54,920)

Ending units	778,504	882,090	121,726	133,932	25,154	13,584	559,667	785,176

	FF25S		FF40S		GVMCE		GVCSE
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$216,081	217,305	85,277	94,944	239,574	57,226	681	100
Realized gain (loss) on investments	27,906	467,557	26,275	439,019	(3,665,563)	6,311,028	(4,145)	(4,040)
Change in unrealized gain (loss) on investments	324,699	(833,914)	199,275	(620,117)	7,439,462	(14,080,635)	11,915	(5,177)
Reinvested capital gains	408,452	73,306	262,373	43,025	12,988	3,193,109	1,951	8,843

Net increase (decrease) in contract owners’ equity resulting from operations	977,138	(75,746)	573,200	(43,129)	4,026,461	(4,519,272)	10,402	(274)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	205,584	311,257	455,474	181,138	45,973	61,258	-	-
Transfers between funds	3,589,241	3,768,518	1,164,414	1,381,857	(17,169,809)	(16,082,002)	503,737	23,527
Surrenders (note 6)	(507,574)	(760,696)	(240,260)	(316,240)	(1,523,422)	(3,531,170)	-	-
Death benefits (note 4)	(26,849)	(36,000)	(34,859)	(8,416)	(151,948)	(92,645)	-	-
Net policy repayments (loans) (note 5)	123,159	(155,447)	(12,821)	5,553	654,606	36,486	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(276,676)	(228,885)	(157,394)	(130,081)	(366,718)	(501,834)	(5,478)	(3,605)
Asset charges (note 3):
FPVUL & VEL contracts	(882)	(1,033)	(859)	(858)	-	-	(25)	(22)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	94	(8)	59	1	286	(89)	(6)	5

Net equity transactions	3,106,097	2,897,706	1,173,754	1,112,954	(18,511,032)	(20,109,996)	498,228	19,905

Net change in contract owners’ equity	4,083,235	2,821,960	1,746,954	1,069,825	(14,484,571)	(24,629,268)	508,630	19,631
Contract owners’ equity beginning of period	13,753,120	10,931,160	6,716,605	5,646,780	38,868,918	63,498,186	59,353	39,722

Contract owners’ equity end of period	$17,836,355	13,753,120	8,463,559	6,716,605	24,384,347	38,868,918	567,983	59,353

CHANGES IN UNITS:
Beginning units	974,642	769,831	429,474	358,910	1,165,986	1,722,307	4,569	2,986
Units purchased	304,917	285,431	142,190	99,377	27,786	2,346	31,237	2,503
Units redeemed	(86,100)	(80,620)	(63,811)	(28,813)	(547,578)	(558,667)	(467)	(920)

Ending units	1,193,459	974,642	507,853	429,474	646,194	1,165,986	35,339	4,569

	GVGOPS		GVGMNS		SBVSG		BNCAI
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(3,505)	(3,582)	53	23	(24,218)	(24,439)	13,106	(20,487)
Realized gain (loss) on investments	(181,531)	(165,353)	(700)	924	(428,485)	(75,569)	(61,629)	359,343
Change in unrealized gain (loss) on investments	203,432	(60,394)	1,593	(3,049)	679,565	(650,497)	20,485	(1,586,865)
Reinvested capital gains	8,984	119,074	-	577	458,852	250,052	397,350	783,787

Net increase (decrease) in contract owners’ equity resulting from operations	27,380	(110,255)	946	(1,525)	685,714	(500,453)	369,312	(464,222)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	124,341	160,356	1,354	1,285	795,320	878,039	119,274	159,303
Transfers between funds	(259,908)	383,689	(8,295)	(360)	474,679	2,704,324	(2,219,684)	(2,182,156)
Surrenders (note 6)	(30,057)	(246,576)	-	(8,390)	(654,068)	(670,397)	(956,380)	(126,277)
Death benefits (note 4)	-	(220)	-	-	(75,471)	(11,029)	(6,507)	(4,041)
Net policy repayments (loans) (note 5)	(1,107)	246	(40)	(64)	(13,284)	(30,247)	680,569	19,322
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(28,671)	(29,060)	(1,339)	(1,603)	(198,906)	(185,716)	(76,956)	(94,525)
Asset charges (note 3):
FPVUL & VEL contracts	(96)	(80)	(114)	(141)	(1,700)	(1,038)	(45)	(49)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(8)	11	7	2	71	(3)	74	(13)

Net equity transactions	(195,506)	268,366	(8,427)	(9,271)	326,641	2,683,933	(2,459,655)	(2,228,436)

Net change in contract owners’ equity	(168,126)	158,111	(7,481)	(10,796)	1,012,355	2,183,480	(2,090,343)	(2,692,658)
Contract owners’ equity beginning of period	1,422,670	1,264,559	26,382	37,178	11,222,935	9,039,455	7,628,457	10,321,115

Contract owners’ equity end of period	$1,254,544	1,422,670	18,901	26,382	12,235,290	11,222,935	5,538,114	7,628,457

CHANGES IN UNITS:
Beginning units	98,136	82,502	2,301	3,054	614,965	472,936	219,509	281,384
Units purchased	14,382	38,878	115	107	151,038	198,155	27,844	5,338
Units redeemed	(27,017)	(23,244)	(836)	(860)	(131,285)	(56,126)	(96,103)	(67,213)

Ending units	85,501	98,136	1,580	2,301	634,718	614,965	151,250	219,509

	OVGR		OVGS		OVIG		OVGI
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$19,512	(19,003)	635,094	891,815	98,417	48,964	328,782	282,515
Realized gain (loss) on investments	264,896	1,631,191	1,947,453	6,866,639	(240,036)	(40,431)	302,545	971,051
Change in unrealized gain (loss) on investments	(1,786,574)	(3,585,060)	(7,341,044)	(9,612,017)	(208,566)	(311,357)	(857,756)	(4,973,461)
Reinvested capital gains	1,134,448	2,549,306	4,564,074	4,917,842	253,641	369,692	3,618,968	4,806,256

Net increase (decrease) in contract owners’ equity resulting from operations	(367,718)	576,434	(194,423)	3,064,279	(96,544)	66,868	3,392,539	1,086,361

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	21,285	42,434	3,098,848	2,917,112	1,178,601	286,378	1,128,983	1,157,135
Transfers between funds	(967,738)	(3,094,453)	(1,287,259)	(3,216,690)	6,763,318	3,108,864	65,721	(493,672)
Surrenders (note 6)	(341,884)	(907,707)	(4,726,982)	(2,122,796)	(270,115)	(155,866)	(1,070,457)	(1,177,100)
Death benefits (note 4)	(29,428)	(27,737)	(230,825)	(188,356)	(56,071)	(555)	(130,782)	(248,436)
Net policy repayments (loans) (note 5)	213	(1,060)	(381,272)	(389,434)	(11,040)	10,851	(110,909)	(26,854)
Deductions for surrender charges (note 2d)	-	-	(1,587)	(2,711)	-	-	(453)	(2,573)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(261,498)	(286,464)	(1,716,029)	(1,746,600)	(291,382)	(154,248)	(1,311,913)	(1,252,448)
Asset charges (note 3):
FPVUL & VEL contracts	(44)	(180)	(90,098)	(106,800)	(3,689)	(856)	(93,438)	(99,934)
MSP contracts	-	-	(5,087)	(5,943)	-	-	(4,186)	(4,225)
SL contracts or LSFP contracts	-	-	(11,776)	(13,690)	-	-	(7,328)	(7,382)
Adjustments to maintain reserves	(533)	938	296	10	45	5	16	1

Net equity transactions	(1,579,627)	(4,274,229)	(5,351,771)	(4,875,898)	7,309,667	3,094,573	(1,534,746)	(2,155,488)

Net change in contract owners’ equity	(1,947,345)	(3,697,795)	(5,546,194)	(1,811,619)	7,213,123	3,161,441	1,857,793	(1,069,127)
Contract owners’ equity beginning of period	12,220,538	15,918,333	74,591,145	76,402,764	6,271,624	3,110,183	30,977,868	32,046,995

Contract owners’ equity end of period	$10,273,193	12,220,538	69,044,951	74,591,145	13,484,747	6,271,624	32,835,661	30,977,868

CHANGES IN UNITS:
Beginning units	701,016	914,523	3,251,249	3,457,910	567,662	290,603	1,317,469	1,408,467
Units purchased	8,877	6,487	208,358	186,110	746,087	305,164	81,242	73,419
Units redeemed	(105,872)	(219,994)	(446,364)	(392,771)	(65,201)	(28,105)	(143,698)	(164,417)

Ending units	604,021	701,016	3,013,243	3,251,249	1,248,548	567,662	1,255,013	1,317,469

	OVSC		OVAG		OVSB		PMVAAA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$34,134	58,791	(9,849)	(11,928)	857,814	1,300,440	522,092	759,773
Realized gain (loss) on investments	(534)	434,129	617,682	1,423,445	(225,123)	(421,949)	(1,123,681)	(1,140,261)
Change in unrealized gain (loss) on investments	820,876	(1,865,155)	(1,948,657)	(2,011,294)	454,100	(1,400,706)	3,049,279	(1,813,156)
Reinvested capital gains	253,053	970,386	1,878,904	2,382,946	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,107,529	(401,849)	538,080	1,783,169	1,086,791	(522,215)	2,447,690	(2,193,644)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	640,941	754,062	1,042,473	1,118,544	272,933	726,030	383,190	235,225
Transfers between funds	(527,673)	77,440	(540,255)	(970,448)	(370,342)	821,764	(865,254)	(3,364,278)
Surrenders (note 6)	(463,901)	(726,597)	(1,104,213)	(1,831,233)	(1,805,176)	(2,835,868)	(373,289)	(759,216)
Death benefits (note 4)	(16,516)	(8,295)	(105,881)	(151,064)	(241)	(4,589)	(111,065)	(161,580)
Net policy repayments (loans) (note 5)	14,026	(11,731)	99,715	18,572	(291,488)	(344,898)	(3,473)	(10,312)
Deductions for surrender charges (note 2d)	(570)	(305)	-	(77)	(316)	(718)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(244,857)	(253,777)	(1,146,610)	(1,168,729)	(192,235)	(193,121)	(239,560)	(295,949)
Asset charges (note 3):
FPVUL & VEL contracts	(19,520)	(21,529)	(79,119)	(89,114)	(6,750)	(7,027)	(3,308)	(3,250)
MSP contracts	(459)	(539)	(1,420)	(1,561)	(108)	(80)	-	-
SL contracts or LSFP contracts	(3,378)	(3,402)	(3,569)	(3,899)	(37,788)	(47,605)	-	-
Adjustments to maintain reserves	16	(4)	1,959	5,102	6	(1)	156	(41)

Net equity transactions	(621,891)	(194,677)	(1,836,920)	(3,073,907)	(2,431,505)	(1,886,113)	(1,212,603)	(4,359,401)

Net change in contract owners’ equity	485,638	(596,526)	(1,298,840)	(1,290,738)	(1,344,714)	(2,408,328)	1,235,087	(6,553,045)
Contract owners’ equity beginning of period	6,604,590	7,201,116	25,440,131	26,730,869	18,872,561	21,280,889	20,816,920	27,369,965

Contract owners’ equity end of period	$7,090,228	6,604,590	24,141,291	25,440,131	17,527,847	18,872,561	22,052,007	20,816,920

CHANGES IN UNITS:
Beginning units	177,013	181,616	1,117,680	1,275,602	1,411,021	1,555,119	1,268,463	1,513,875
Units purchased	7,936	16,587	59,549	68,241	32,726	68,292	115,227	19,946
Units redeemed	(23,979)	(21,190)	(135,861)	(226,163)	(213,626)	(212,390)	(193,545)	(265,358)

Ending units	160,970	177,013	1,041,368	1,117,680	1,230,121	1,411,021	1,190,145	1,268,463

	PMVRSA		PMVFBA		PMVLGA		PMVLDA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,665	1,350	16,567	20,463	43,598	49,413	567,263	1,663,091
Realized gain (loss) on investments	(7,714)	(9,415)	(55,055)	(44,538)	320,082	87,015	(766,389)	(420,973)
Change in unrealized gain (loss) on investments	27,656	(7,630)	119,503	(82,502)	(187,530)	(168,979)	705,346	(1,114,082)
Reinvested capital gains	-	-	-	5,347	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	21,607	(15,695)	81,015	(101,230)	176,150	(32,551)	506,220	128,036

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	61,502	2,356	86,092	42,012	245,836	222,907	1,420,342	1,670,553
Transfers between funds	42,216	33,493	(409,656)	707,917	(1,753,918)	154,203	(10,596,345)	(11,429,236)
Surrenders (note 6)	(1,625)	(2,383)	(144,733)	(61,829)	-	(82,062)	(1,603,788)	(3,467,899)
Death benefits (note 4)	-	-	(156,592)	(46)	-	-	(268,934)	(205,183)
Net policy repayments (loans) (note 5)	(587)	(3,199)	(5,296)	19,063	(37,982)	(30,239)	641,087	55,607
Deductions for surrender charges (note 2d)	-	-	(199)	-	-	-	(323)	(113)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,312)	(1,833)	(47,767)	(44,431)	(43,188)	(42,742)	(828,371)	(949,731)
Asset charges (note 3):
FPVUL & VEL contracts	(432)	(224)	(2,177)	(2,450)	(29)	(46)	(17,701)	(21,058)
MSP contracts	-	-	(31)	(31)	-	-	(1,204)	(1,177)
SL contracts or LSFP contracts	-	-	(468)	(366)	-	-	(2,596)	(2,757)
Adjustments to maintain reserves	2	(1)	125	(213)	286	(317)	1,633	(2,064)

Net equity transactions	97,764	28,209	(680,702)	659,626	(1,588,995)	221,704	(11,256,200)	(14,353,058)

Net change in contract owners’ equity	119,371	12,514	(599,687)	558,396	(1,412,845)	189,153	(10,749,980)	(14,225,022)
Contract owners’ equity beginning of period	49,651	37,137	1,934,119	1,375,723	2,725,551	2,536,398	50,361,877	64,586,899

Contract owners’ equity end of period	$169,022	49,651	1,334,432	1,934,119	1,312,706	2,725,551	39,611,897	50,361,877

CHANGES IN UNITS:
Beginning units	8,994	4,998	160,948	106,364	183,456	167,933	3,359,878	4,315,631
Units purchased	18,747	5,140	26,430	63,998	58,738	26,689	240,679	166,239
Units redeemed	(1,153)	(1,144)	(78,719)	(9,414)	(154,417)	(11,166)	(988,442)	(1,121,992)

Ending units	26,588	8,994	108,659	160,948	87,777	183,456	2,612,115	3,359,878

	PMVRRA		PMVTRA		PIVEMI		PIHYB1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,340,144	2,719,251	1,651,841	4,669,738	3,064	28,173	203,136	230,829
Realized gain (loss) on investments	(4,855,695)	(3,429,599)	(1,243,164)	(2,325,675)	(171,037)	(143,169)	(149,268)	(333,262)
Change in unrealized gain (loss) on investments	7,131,930	(1,159,640)	1,722,319	(1,948,588)	195,028	(86,496)	521,670	(250,895)
Reinvested capital gains	-	-	-	956,880	-	96,814	-	176,411

Net increase (decrease) in contract owners’ equity resulting from operations	3,616,379	(1,869,988)	2,130,996	1,352,355	27,055	(104,678)	575,538	(176,917)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,357,518	3,700,983	5,917,355	4,703,784	3,873	15,359	318,900	41,701
Transfers between funds	(15,785,409)	(23,406,868)	(4,803,039)	(79,070,397)	(296,016)	(5,755)	105,069	(1,227,629)
Surrenders (note 6)	(2,009,833)	(4,792,443)	(11,312,075)	(6,694,905)	(69)	(35,171)	(100,993)	(77,607)
Death benefits (note 4)	(765,747)	(123,889)	(440,284)	(729,212)	-	15	(38,364)	(8,318)
Net policy repayments (loans) (note 5)	(22,077)	277,260	3,561,909	(615,632)	(5,616)	(22,517)	15,912	8,118
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(847,680)	(942,273)	(1,664,351)	(1,861,424)	(9,310)	(10,060)	(84,693)	(87,577)
Asset charges (note 3):
FPVUL & VEL contracts	(9,056)	(8,046)	(39,666)	(37,354)	(874)	(939)	(937)	(854)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(3,816)	(314)	8,618	(6,293)	3	2	679	(297)

Net equity transactions	(17,086,100)	(25,295,590)	(8,771,533)	(84,311,433)	(308,009)	(59,066)	215,573	(1,352,463)

Net change in contract owners’ equity	(13,469,721)	(27,165,578)	(6,640,537)	(82,959,078)	(280,954)	(163,744)	791,111	(1,529,380)
Contract owners’ equity beginning of period	68,846,366	96,011,944	85,963,454	168,922,532	660,266	824,010	3,941,198	5,470,578

Contract owners’ equity end of period	$55,376,645	68,846,366	79,322,917	85,963,454	379,312	660,266	4,732,309	3,941,198

CHANGES IN UNITS:
Beginning units	3,850,039	5,207,734	4,440,358	8,771,801	120,357	127,281	154,355	204,952
Units purchased	280,354	252,011	734,217	446,018	761	17,101	19,141	7,192
Units redeemed	(1,182,443)	(1,609,706)	(1,182,590)	(4,777,461)	(55,814)	(24,025)	(11,030)	(57,789)

Ending units	2,947,950	3,850,039	3,991,985	4,440,358	65,304	120,357	162,466	154,355

	PVGIB		PVGOB		PVTIGB		PVTSCB
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$15,566	18,519	-	-	29,513	13,129	8,647	4,792
Realized gain (loss) on investments	35,956	64,016	32	-	42,576	58,197	(62,163)	(70,712)
Change in unrealized gain (loss) on investments	44,131	(163,319)	8,380	-	(99,753)	(73,704)	200,135	(62,090)
Reinvested capital gains	27,489	-	-	-	-	-	91,160	88,346

Net increase (decrease) in contract owners’ equity resulting from operations	123,142	(80,784)	8,412	-	(27,664)	(2,378)	237,779	(39,664)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	37,272	50,543	5,431	-	26,918	44,115	77,369	2,393
Transfers between funds	(82,316)	19,698	1,149,494	-	(15,602)	25,862	(117,147)	160,158
Surrenders (note 6)	(22,332)	(253,781)	-	-	(90,158)	(161,183)	(2,148)	(1,697)
Death benefits (note 4)	-	-	-	-	(3,737)	(16,671)	-	(11)
Net policy repayments (loans) (note 5)	7,717	173,980	6,736	-	7,113	20,191	(466)	(403)
Deductions for surrender charges (note 2d)	(588)	-	-	-	(15)	(42)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(45,215)	(48,644)	(5,582)	-	(35,105)	(46,287)	(28,814)	(25,006)
Asset charges (note 3):
FPVUL & VEL contracts	(3,190)	(3,853)	(410)	-	(2,293)	(3,074)	(155)	(126)
MSP contracts	(45)	(47)	(60)	-	(17)	(15)	-	-
SL contracts or LSFP contracts	(512)	(552)	(48)	-	(356)	(429)	-	-
Adjustments to maintain reserves	(7)	(15)	1	-	(11)	(3)	5	(6)

Net equity transactions	(109,216)	(62,671)	1,155,562	-	(113,263)	(137,536)	(71,356)	135,302

Net change in contract owners’ equity	13,926	(143,455)	1,163,974	-	(140,927)	(139,914)	166,423	95,638
Contract owners’ equity beginning of period	939,191	1,082,646	-	-	971,980	1,111,894	832,325	736,687

Contract owners’ equity end of period	$953,117	939,191	1,163,974	-	831,053	971,980	998,748	832,325

CHANGES IN UNITS:
Beginning units	41,318	44,044	-	-	45,227	51,810	61,145	51,730
Units purchased	1,769	3,811	115,922	-	2,614	2,826	5,797	11,210
Units redeemed	(6,631)	(6,537)	(1,181)	-	(8,199)	(9,409)	(9,243)	(1,795)

Ending units	36,456	41,318	114,741	-	39,642	45,227	57,699	61,145

	PVTVB		ACGI		ACEG		AVBVI
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$14,274	17,063	45,633	136,142	-	-	(3)	10,552
Realized gain (loss) on investments	(53,253)	58,525	(235,204)	150,165	83,193	50,542	(167)	66,450
Change in unrealized gain (loss) on investments	5,900	(393,229)	694,361	(1,239,878)	(172,967)	(5,413)	(93)	(132,970)
Reinvested capital gains	50,757	233,250	476,281	772,632	102,736	5,791	174	31,138

Net increase (decrease) in contract owners’ equity resulting from operations	17,678	(84,391)	981,071	(180,939)	12,962	50,920	(89)	(24,830)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	47,909	68,766	(13,815)	18,169	56,839	57,670	205	14,364
Transfers between funds	(1,317,801)	(100,953)	240,197	77,690	(144,095)	208,169	(8,677)	(519,757)
Surrenders (note 6)	(53,959)	(87,793)	(17,329)	(409,181)	(96,191)	(55,420)	-	(118,060)
Death benefits (note 4)	(1,951)	(4,018)	-	(22)	(7,138)	-	-	-
Net policy repayments (loans) (note 5)	6,921	17,635	(898)	(655)	19,350	10,079	-	118,060
Deductions for surrender charges (note 2d)	-	(113)	-	-	(59)	(159)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(42,947)	(52,536)	(72,520)	(69,578)	(52,555)	(52,674)	(483)	(4,563)
Asset charges (note 3):
FPVUL & VEL contracts	(3,389)	(4,842)	(36)	(39)	(4,377)	(4,377)	-	-
MSP contracts	(448)	(604)	-	-	(207)	(248)	-	-
SL contracts or LSFP contracts	(576)	(752)	-	-	(178)	(168)	-	-
Adjustments to maintain reserves	-	(5)	18	17	4	-	(7)	25

Net equity transactions	(1,366,241)	(165,215)	135,617	(383,599)	(228,607)	162,872	(8,962)	(509,931)

Net change in contract owners’ equity	(1,348,563)	(249,606)	1,116,688	(564,538)	(215,645)	213,792	(9,051)	(534,761)
Contract owners’ equity beginning of period	1,348,563	1,598,169	4,730,237	5,294,775	1,322,616	1,108,824	9,527	544,288

Contract owners’ equity end of period	$-	1,348,563	5,846,925	4,730,237	1,106,971	1,322,616	476	9,527

CHANGES IN UNITS:
Beginning units	53,180	59,171	288,247	312,024	85,010	74,837	496	24,969
Units purchased	2,396	3,061	16,366	1,575	4,338	18,178	12	763
Units redeemed	(55,576)	(9,052)	(6,237)	(25,352)	(19,776)	(8,005)	(487)	(25,236)

Ending units	-	53,180	298,376	288,247	69,572	85,010	21	496

	AVHY1		AVIE		AVMCCI		AVSCE
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$563,575	757,679	547,970	578,894	(199)	708	(557)	(253)
Realized gain (loss) on investments	(262,311)	(60,012)	1,612,198	3,810,415	(51,522)	(14,751)	(42,933)	(21,332)
Change in unrealized gain (loss) on investments	1,149,530	(1,152,971)	(2,520,375)	(5,901,229)	60,083	(38,348)	53,568	(43,040)
Reinvested capital gains	-	-	-	-	27,727	39,216	17,325	42,403

Net increase (decrease) in contract owners’ equity resulting from operations	1,450,794	(455,304)	(360,207)	(1,511,920)	36,089	(13,175)	27,403	(22,222)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	334,329	280,857	1,690,071	2,025,128	23,618	31,930	-	-
Transfers between funds	(440,421)	(581,516)	(389,178)	(4,796,861)	(99,664)	20,812	33,342	225,243
Surrenders (note 6)	(640,052)	(703,125)	(4,220,400)	(6,568,474)	(4,656)	(56,141)	-	-
Death benefits (note 4)	(48,057)	(131,905)	(103,221)	(149,568)	-	(4,680)	-	(4)
Net policy repayments (loans) (note 5)	563	47,335	(71,559)	46,727	(501)	(4,520)	(52)	(1,995)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(139,884)	(151,325)	(581,953)	(615,625)	(11,651)	(13,542)	(1,677)	(630)
Asset charges (note 3):
FPVUL & VEL contracts	(364)	(482)	(2,725)	(3,105)	(455)	(412)	-	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	155	(132)	168	(58)	6	(7)	5	(2)

Net equity transactions	(933,731)	(1,240,293)	(3,678,797)	(10,061,836)	(93,303)	(26,560)	31,618	222,612

Net change in contract owners’ equity	517,063	(1,695,597)	(4,039,004)	(11,573,756)	(57,214)	(39,735)	59,021	200,390
Contract owners’ equity beginning of period	13,801,155	15,496,752	47,081,685	58,655,441	402,728	442,463	200,390	-

Contract owners’ equity end of period	$14,318,218	13,801,155	43,042,681	47,081,685	345,514	402,728	259,411	200,390

CHANGES IN UNITS:
Beginning units	1,054,103	1,143,753	2,038,231	2,475,931	21,154	22,264	19,997	-
Units purchased	31,617	36,625	262,658	278,070	2,034	4,587	3,329	20,260
Units redeemed	(100,332)	(126,275)	(424,991)	(715,770)	(7,204)	(5,697)	(169)	(263)

Ending units	985,388	1,054,103	1,875,898	2,038,231	15,984	21,154	23,157	19,997

	ROCMC		RVARS		TREI2		TRHS2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$34,150	(18,834)	536	5,292	523,471	869,104	(28,140)	(38,827)
Realized gain (loss) on investments	(740,554)	(124,506)	9,750	28,794	3,502,292	6,969,013	2,792,366	4,087,794
Change in unrealized gain (loss) on investments	1,903,622	(1,541,321)	(12,149)	(21,158)	(2,126,377)	(14,033,326)	(6,483,689)	(2,725,705)
Reinvested capital gains	-	446,667	-	-	2,612,541	1,216,426	171,039	2,580,507

Net increase (decrease) in contract owners’ equity resulting from operations	1,197,218	(1,237,994)	(1,863)	12,928	4,511,927	(4,978,783)	(3,548,424)	3,903,769

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	248,190	447,745	17,699	5,601	1,650,397	1,563,365	624,525	615,647
Transfers between funds	(1,658,524)	(2,504,334)	264,350	(416,266)	(28,293,862)	(14,809,993)	(7,371,673)	1,165,213
Surrenders (note 6)	(289,121)	(854,055)	(53,022)	(20,753)	(1,610,076)	(3,158,696)	(1,150,540)	(1,259,110)
Death benefits (note 4)	(17,715)	(66,320)	-	-	(111,687)	(270,039)	(104,381)	(143,796)
Net policy repayments (loans) (note 5)	578	9,147	(3,319)	3,359	639,689	(26,872)	(30,272)	(226,256)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(921)	(411)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(122,527)	(154,484)	(33,952)	(29,630)	(440,840)	(823,267)	(704,093)	(773,385)
Asset charges (note 3):
FPVUL & VEL contracts	(1,280)	(1,438)	(1,472)	(2,846)	(2,844)	(3,659)	(32,834)	(42,291)
MSP contracts	-	-	-	-	-	-	(1,791)	(1,962)
SL contracts or LSFP contracts	-	-	-	-	-	-	(7,401)	(9,715)
Adjustments to maintain reserves	29	25	(4)	(4)	240	(32)	74	37

Net equity transactions	(1,840,370)	(3,123,714)	190,280	(460,539)	(28,168,983)	(17,529,193)	(8,779,307)	(676,029)

Net change in contract owners’ equity	(643,152)	(4,361,708)	188,417	(447,611)	(23,657,056)	(22,507,976)	(12,327,731)	3,227,740
Contract owners’ equity beginning of period	6,917,448	11,279,156	342,230	789,841	51,431,936	73,939,912	34,363,964	31,136,224

Contract owners’ equity end of period	$6,274,296	6,917,448	530,647	342,230	27,774,880	51,431,936	22,036,233	34,363,964

CHANGES IN UNITS:
Beginning units	261,835	372,394	32,120	75,501	2,107,227	2,807,870	999,696	1,018,380
Units purchased	23,874	16,575	35,260	3,117	95,241	67,441	27,573	82,203
Units redeemed	(86,628)	(127,134)	(17,334)	(46,498)	(1,243,027)	(768,084)	(308,244)	(100,887)

Ending units	199,081	261,835	50,046	32,120	959,441	2,107,227	719,025	999,696

	TRLT1		TRMCG2		TRNAG1		TRPSB1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$235,090	202,315	(53,393)	(58,571)	(64,057)	(82,814)	54,657	54,248
Realized gain (loss) on investments	(77,599)	(101,809)	(295,514)	5,240,635	(2,084,600)	2,310,271	(188,191)	(125,093)
Change in unrealized gain (loss) on investments	114,377	(96,311)	49,969	(6,026,438)	631,470	(2,590,922)	279,097	(216,742)
Reinvested capital gains	-	-	1,493,887	2,808,783	1,734,518	4,090,222	91,725	266,599

Net increase (decrease) in contract owners’ equity resulting from operations	271,868	4,195	1,194,949	1,964,409	217,331	3,726,757	237,288	(20,988)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	279,362	304,872	31,967	(28,237)	2,815,837	2,396,113	374,173	138,534
Transfers between funds	(4,913,962)	11,909,945	409,211	(11,583,147)	(6,513,369)	(2,388,278)	19,824	708,184
Surrenders (note 6)	(3,711,993)	(4,881,861)	(72,582)	(3,242,433)	(2,667,924)	(3,871,779)	(344,557)	(1,140,617)
Death benefits (note 4)	(16,811)	(146,667)	(20,402)	(405,560)	(349,349)	(48,880)	-	(3,117)
Net policy repayments (loans) (note 5)	(229,178)	2,071	675,819	(21,086)	383,960	(476,989)	51,619	(40,644)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(275,496)	(300,711)	(198,434)	(224,267)	(590,852)	(619,854)	(61,447)	(49,041)
Asset charges (note 3):
FPVUL & VEL contracts	(534)	(613)	-	-	(7,246)	(9,692)	(363)	(1,048)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	1,287	(1,842)	218	(67)	216	18	58	(8)

Net equity transactions	(8,867,325)	6,885,194	825,797	(15,504,797)	(6,928,727)	(5,019,341)	39,307	(387,757)

Net change in contract owners’ equity	(8,595,457)	6,889,389	2,020,746	(13,540,388)	(6,711,396)	(1,292,584)	276,595	(408,745)
Contract owners’ equity beginning of period	24,014,768	17,125,379	20,838,600	34,378,988	41,821,955	43,114,539	3,704,524	4,113,269

Contract owners’ equity end of period	$15,419,311	24,014,768	22,859,346	20,838,600	35,110,559	41,821,955	3,981,119	3,704,524

CHANGES IN UNITS:
Beginning units	2,318,939	1,654,482	442,133	770,625	1,528,987	1,705,856	231,861	255,954
Units purchased	62,380	1,242,581	36,748	5,669	211,304	235,566	32,030	51,965
Units redeemed	(909,160)	(578,124)	(20,329)	(334,161)	(469,777)	(412,435)	(29,573)	(76,058)

Ending units	1,472,159	2,318,939	458,552	442,133	1,270,514	1,528,987	234,318	231,861

	TRBCGP		VWEM		VWHA		VVB
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(82,494)	(62,903)	30,500	62,574	64,794	(36,549)	179,797	182,292
Realized gain (loss) on investments	1,509,207	1,409,080	(120,107)	(579,295)	(3,880,140)	(2,353,188)	59,478	253,999
Change in unrealized gain (loss) on investments	(881,856)	1,993,768	58,637	(1,865,592)	14,108,839	(7,885,482)	267,508	(881,341)
Reinvested capital gains	-	-	39,636	718,177	-	-	344,830	394,520

Net increase (decrease) in contract owners’ equity resulting from operations	544,857	3,339,945	8,666	(1,664,136)	10,293,493	(10,275,219)	851,613	(50,530)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	4,843,919	4,853,313	265,248	274,879	1,358,320	1,618,946	957	109
Transfers between funds	3,545,674	7,689,575	64,526	(3,671,528)	(202,933)	2,753,237	885,363	1,218,023
Surrenders (note 6)	(2,352,011)	(1,002,682)	(222,034)	(553,918)	(1,280,453)	(1,799,591)	(150,391)	(306,301)
Death benefits (note 4)	(1,648)	(77,499)	(34,629)	(36,336)	(97,481)	(107,971)	(40,315)	(48,965)
Net policy repayments (loans) (note 5)	(134,038)	(75,625)	43,666	109,060	(50,294)	22,638	-	-
Deductions for surrender charges (note 2d)	-	-	(61)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(690,535)	(512,766)	(303,572)	(352,633)	(627,769)	(543,234)	(67,994)	(65,442)
Asset charges (note 3):
FPVUL & VEL contracts	(15,983)	(13,972)	(15,869)	(20,592)	(19,014)	(18,846)	-	-
MSP contracts	-	-	(337)	(418)	(150)	(227)	-	-
SL contracts or LSFP contracts	-	-	(2,041)	(2,552)	(1,071)	(1,260)	-	-
Adjustments to maintain reserves	252	(3)	(24)	211	312	(150)	63	(18)

Net equity transactions	5,195,630	10,860,341	(205,127)	(4,253,827)	(920,533)	1,923,542	627,683	797,406

Net change in contract owners’ equity	5,740,487	14,200,286	(196,461)	(5,917,963)	9,372,960	(8,351,677)	1,479,296	746,876
Contract owners’ equity beginning of period	41,876,661	27,676,375	8,091,073	14,009,036	22,688,388	31,040,065	7,865,315	7,118,439

Contract owners’ equity end of period	$47,617,148	41,876,661	7,894,612	8,091,073	32,061,348	22,688,388	9,344,611	7,865,315

CHANGES IN UNITS:
Beginning units	2,425,545	1,776,681	238,851	336,325	891,836	809,893	489,833	442,815
Units purchased	750,563	751,993	18,388	12,483	127,262	160,614	50,650	73,112
Units redeemed	(434,945)	(103,129)	(24,863)	(109,957)	(128,797)	(78,671)	(15,168)	(26,094)

Ending units	2,741,163	2,425,545	232,376	238,851	890,301	891,836	525,315	489,833

	VVCG		VVDV		VVI		VVMCI
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$97,224	(13,263)	338,089	350,675	104,996	55,479	308,108	143,902
Realized gain (loss) on investments	(21,164)	43	379,235	708,830	27,395	193,527	812,689	814,562
Change in unrealized gain (loss) on investments	729,348	105,878	77,004	(2,447,870)	(205,005)	(836,825)	(261,900)	(2,777,348)
Reinvested capital gains	259,870	-	747,681	986,258	142,329	60,454	1,800,809	885,839

Net increase (decrease) in contract owners’ equity resulting from operations	1,065,278	92,658	1,542,009	(402,107)	69,715	(527,365)	2,659,706	(933,045)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	741	(266)	1,671	603	1,770	(80)	4,959	(663)
Transfers between funds	961,080	10,448,462	(1,360,393)	(1,241,874)	(1,100,018)	6,049,610	(1,710,909)	12,889,324
Surrenders (note 6)	(186,428)	(378,301)	(222,347)	(540,700)	(135,878)	(366,600)	(453,591)	(1,050,399)
Death benefits (note 4)	(37,129)	(24,947)	(75,548)	(96,368)	(38,051)	(52,379)	(126,229)	(156,645)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(83,568)	(45,613)	(108,326)	(119,324)	(68,608)	(69,707)	(213,852)	(206,954)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	-	-	-	-	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	65	(2)	89	5	60	(11)	169	7

Net equity transactions	654,761	9,999,333	(1,764,854)	(1,997,658)	(1,340,725)	5,560,833	(2,499,453)	11,474,670

Net change in contract owners’ equity	1,720,039	10,091,991	(222,845)	(2,399,765)	(1,271,010)	5,033,468	160,253	10,541,625
Contract owners’ equity beginning of period	10,091,991	-	14,000,476	16,400,241	9,330,551	4,297,083	26,993,273	16,451,648

Contract owners’ equity end of period	$11,812,030	10,091,991	13,777,631	14,000,476	8,059,541	9,330,551	27,153,526	26,993,273

CHANGES IN UNITS:
Beginning units	1,016,660	-	942,963	1,075,270	867,678	395,718	1,540,845	923,730
Units purchased	88,265	1,062,717	-	-	1	516,149	-	696,051
Units redeemed	(29,178)	(46,057)	(119,808)	(132,307)	(130,477)	(44,189)	(143,002)	(78,936)

Ending units	1,075,747	1,016,660	823,155	942,963	737,202	867,678	1,397,843	1,540,845

	VVREI		VVSTC		VVSCG		VVHGB
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$211,253	152,700	89,911	76,654	5,269	7,131	441,697	336,636
Realized gain (loss) on investments	164,883	233,365	(7,534)	(37,140)	(75,569)	(22,409)	(33,629)	(157,341)
Change in unrealized gain (loss) on investments	(336,706)	(600,317)	54,939	5,979	290,804	(660,162)	(5,787)	(341,604)
Reinvested capital gains	611,456	325,445	-	886	347,644	513,177	58,226	71,030

Net increase (decrease) in contract owners’ equity resulting from operations	650,886	111,193	137,316	46,379	568,148	(162,263)	460,507	(91,279)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,312	(794)	224	51	728	25	1,432	(248)
Transfers between funds	352,919	(833,552)	519,703	684,863	78,511	249,914	2,604,603	5,728,339
Surrenders (note 6)	(153,766)	(323,800)	(92,583)	(204,599)	(77,195)	(154,700)	(379,111)	(783,900)
Death benefits (note 4)	(51,011)	(56,771)	(28,046)	(30,217)	(21,407)	(28,202)	(98,561)	(123,036)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(75,745)	(74,293)	(45,982)	(40,935)	(33,173)	(34,770)	(185,908)	(162,995)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	-	-	-	-	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	75	9	20	8	13	(3)	138	(23)

Net equity transactions	74,784	(1,289,201)	353,336	409,171	(52,523)	32,264	1,942,593	4,658,137

Net change in contract owners’ equity	725,670	(1,178,008)	490,652	455,550	515,625	(129,999)	2,403,100	4,566,858
Contract owners’ equity beginning of period	8,495,138	9,673,146	5,513,186	5,057,636	4,021,049	4,151,048	20,534,955	15,968,097

Contract owners’ equity end of period	$9,220,808	8,495,138	6,003,838	5,513,186	4,536,674	4,021,049	22,938,055	20,534,955

CHANGES IN UNITS:
Beginning units	477,496	554,659	439,398	406,789	240,856	241,303	1,792,381	1,395,545
Units purchased	16,989	-	40,382	54,537	3,324	12,181	221,746	489,881
Units redeemed	(15,179)	(77,163)	(12,964)	(21,928)	(7,264)	(12,628)	(56,237)	(93,045)

Ending units	479,306	477,496	466,816	439,398	236,916	240,856	1,957,890	1,792,381

	WRASP		WRGP		WRHIP		WRMCG
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$54,386	40,279	(15,006)	(3,420)	2,711,630	2,501,877	(10,906)	(13,780)
Realized gain (loss) on investments	(2,956,905)	62,495	(698,650)	(2,557)	(1,537,892)	(832,503)	(535,333)	(5,105)
Change in unrealized gain (loss) on investments	2,491,470	(3,819,448)	(1,125,365)	(510,609)	4,306,807	(4,694,091)	500,716	(928,712)
Reinvested capital gains	-	2,345,337	1,888,577	525,750	-	435,234	333,815	490,678

Net increase (decrease) in contract owners’ equity resulting from operations	(411,049)	(1,371,337)	49,556	9,164	5,480,545	(2,589,483)	288,292	(456,919)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	595,814	709,755	411,664	491,738	780,145	981,737	297,479	481,958
Transfers between funds	(5,478,611)	1,622,490	(2,863,914)	15,897,294	(2,733,156)	(4,750,807)	(2,796,342)	1,942,205
Surrenders (note 6)	(771,983)	(689,917)	(103,116)	(604,826)	(852,584)	(699,809)	(47,440)	(71,446)
Death benefits (note 4)	(165,993)	(233,338)	(12,999)	(18)	(108,110)	(2,759)	(54,535)	(13,285)
Net policy repayments (loans) (note 5)	(4,287)	(14,864)	(20,435)	(9,388)	(63,141)	(105,199)	3,578	6,652
Deductions for surrender charges (note 2d)	(2,387)	(381)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(470,553)	(500,986)	(195,300)	(88,455)	(444,562)	(449,772)	(105,642)	(132,913)
Asset charges (note 3):
FPVUL & VEL contracts	(24,349)	(33,884)	(1,272)	(1,863)	(5,672)	(6,898)	(1,724)	(2,264)
MSP contracts	(518)	(624)	-	-	-	-	-	-
SL contracts or LSFP contracts	(3,027)	(3,851)	-	-	-	-	-	-
Adjustments to maintain reserves	8	(3)	55	17	168	(3)	20	8

Net equity transactions	(6,325,886)	854,397	(2,785,317)	15,684,499	(3,426,912)	(5,033,510)	(2,704,606)	2,210,915

Net change in contract owners’ equity	(6,736,935)	(516,940)	(2,735,761)	15,693,663	2,053,633	(7,622,993)	(2,416,314)	1,753,996
Contract owners’ equity beginning of period	14,359,260	14,876,200	19,112,081	3,418,418	36,199,055	43,822,048	6,616,270	4,862,274

Contract owners’ equity end of period	$7,622,325	14,359,260	16,376,320	19,112,081	38,252,688	36,199,055	4,199,956	6,616,270

CHANGES IN UNITS:
Beginning units	1,052,576	996,762	726,824	139,568	3,168,839	3,581,446	497,206	343,498
Units purchased	67,318	248,020	23,093	633,251	182,183	144,542	35,402	188,243
Units redeemed	(547,211)	(192,206)	(134,156)	(45,995)	(465,940)	(557,149)	(234,634)	(34,535)

Ending units	572,683	1,052,576	615,761	726,824	2,885,082	3,168,839	297,974	497,206

	WRRESP		WRSTP		SVDF		SVOF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$75,410	83,227	(18,176)	(23,249)	(13,341)	(19,554)	100,038	(8,537)
Realized gain (loss) on investments	(367,986)	236,892	(1,162,290)	645,325	(321,740)	929,488	(23,564)	1,706,484
Change in unrealized gain (loss) on investments	(227,393)	(870,992)	690,860	(1,996,424)	106,434	(3,499,131)	(6,347)	(2,911,383)
Reinvested capital gains	725,353	857,574	499,483	932,305	994,544	2,319,407	562,582	935,022

Net increase (decrease) in contract owners’ equity resulting from operations	205,384	306,701	9,877	(442,043)	765,897	(269,790)	632,709	(278,414)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	691,070	946,173	1,392,819	1,466,721	964,234	1,018,582	2,383	17,401
Transfers between funds	1,225,472	(1,771,487)	(1,578,510)	(1,032,658)	(3,345,233)	957,625	(21,291)	(3,185,090)
Surrenders (note 6)	(146,059)	(358,538)	(521,995)	(921,060)	(212,022)	(569,089)	-	(191,824)
Death benefits (note 4)	(47,521)	(932)	(87,587)	(79,327)	(207,150)	(666)	-	(1,651)
Net policy repayments (loans) (note 5)	(11,954)	(16,890)	(499,735)	(595,179)	(45,613)	55,119	(1,771)	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(142,580)	(142,397)	(321,673)	(345,690)	(176,876)	(181,876)	(77,596)	(97,930)
Asset charges (note 3):
FPVUL & VEL contracts	(6,058)	(7,148)	(9,524)	(11,751)	(12,674)	(12,014)	-	(17)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	2	12	70	(32)	60	(8)	59	11

Net equity transactions	1,562,372	(1,351,207)	(1,626,135)	(1,518,976)	(3,035,274)	1,267,673	(98,216)	(3,459,100)

Net change in contract owners’ equity	1,767,756	(1,044,506)	(1,616,258)	(1,961,019)	(2,269,377)	997,883	534,493	(3,737,514)
Contract owners’ equity beginning of period	6,956,811	8,001,317	15,064,146	17,025,165	16,264,113	15,266,230	5,486,988	9,224,502

Contract owners’ equity end of period	$8,724,567	6,956,811	13,447,888	15,064,146	13,994,736	16,264,113	6,021,481	5,486,988

CHANGES IN UNITS:
Beginning units	323,475	387,600	740,554	811,657	938,219	867,277	234,040	379,694
Units purchased	85,695	119,057	86,579	73,859	72,351	140,784	2,777	7,003
Units redeemed	(18,710)	(183,182)	(175,172)	(144,962)	(261,637)	(69,842)	(7,395)	(152,657)

Ending units	390,460	323,475	651,961	740,554	748,933	938,219	229,422	234,040

	WFVSCG		MIGIC		FHISR		MVRISC
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(7,591)	(9,794)	-	28,322	-	10,244	-	73,528
Realized gain (loss) on investments	(654,920)	379,829	-	738,759	-	23,462	-	373,021
Change in unrealized gain (loss) on investments	451,060	(1,417,695)	-	(1,017,898)	-	152,161	-	(248,986)
Reinvested capital gains	523,918	824,663	-	297,947	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	312,467	(222,997)	-	47,130	-	185,867	-	197,563

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	213,643	404,723	-	32,802	-	109,650	-	217
Transfers between funds	(1,152,860)	176,013	-	(3,469,871)	-	(4,116,118)	-	(3,009,796)
Surrenders (note 6)	(837,193)	(261,670)	-	(20,633)	-	(104,063)	-	(2,478)
Death benefits (note 4)	(15,416)	(96,684)	-	-	-	(46,591)	-	(5,675)
Net policy repayments (loans) (note 5)	6,859	(37,501)	-	(23,561)	-	5,676	-	(764)
Deductions for surrender charges (note 2d)	(288)	(49)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(109,949)	(131,120)	-	(33,423)	-	(64,465)	-	(11,603)
Asset charges (note 3):
FPVUL & VEL contracts	(4,726)	(6,287)	-	(3,487)	-	(4,517)	-	(50)
MSP contracts	(25)	(29)	-	(19)	-	(144)	-	-
SL contracts or LSFP contracts	(1,012)	(1,143)	-	(148)	-	(436)	-	-
Adjustments to maintain reserves	46	62	-	(10)	-	1	-	-

Net equity transactions	(1,900,921)	46,315	-	(3,518,350)	-	(4,221,007)	-	(3,030,149)

Net change in contract owners’ equity	(1,588,454)	(176,682)	-	(3,471,220)	-	(4,035,140)	-	(2,832,586)
Contract owners’ equity beginning of period	6,201,275	6,377,957	-	3,471,220	-	4,035,140	-	2,832,586

Contract owners’ equity end of period	$4,612,821	6,201,275	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	390,465	389,785	-	129,370	-	262,020	-	288,102
Units purchased	16,134	44,930	-	1,906	-	8,488	-	12,816
Units redeemed	(136,451)	(44,250)	-	(131,276)	-	(270,508)	-	(300,918)

Ending units	270,148	390,465	-	-	-	-	-	-

	FOSR		CAF		NVMIG3		AMFAS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	-	19,571	57,511	-	-	-	(563)
Realized gain (loss) on investments	-	2,938,980	3,341,232	970,194	-	-	-	(216,041)
Change in unrealized gain (loss) on investments	-	(1,887,078)	(4,805,528)	(2,302,463)	-	-	-	(56,197)
Reinvested capital gains	-	-	1,404,949	2,060,769	-	-	-	260,397

Net increase (decrease) in contract owners’ equity resulting from operations	-	1,051,902	(39,776)	786,011	-	-	-	(12,404)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	219,069	276,455	1,009,699	-	-	-	53,035
Transfers between funds	-	(12,128,561)	(16,138,685)	107,219	-	-	-	(1,593,065)
Surrenders (note 6)	-	(156,651)	(444,878)	(1,178,466)	-	-	-	(71,960)
Death benefits (note 4)	-	(41,811)	(43,429)	(195,232)	-	-	-	(10,200)
Net policy repayments (loans) (note 5)	-	(872)	16,979	128,526	-	-	-	(11,060)
Deductions for surrender charges (note 2d)	-	(257)	-	(9)	-	-	-	(77)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(151,836)	(275,533)	(941,753)	-	-	-	(35,943)
Asset charges (note 3):
FPVUL & VEL contracts	-	(14,102)	(18,488)	(65,942)	-	-	-	(3,123)
MSP contracts	-	(246)	(505)	(1,854)	-	-	-	(50)
SL contracts or LSFP contracts	-	(1,303)	(669)	(3,198)	-	-	-	(203)
Adjustments to maintain reserves	-	253	8,986	(21)	-	-	-	(13)

Net equity transactions	-	(12,276,317)	(16,619,767)	(1,141,031)	-	-	-	(1,672,659)

Net change in contract owners’ equity	-	(11,224,415)	(16,659,543)	(355,020)	-	-	-	(1,685,063)
Contract owners’ equity beginning of period	-	11,224,415	16,659,543	17,014,563	-	-	-	1,685,063

Contract owners’ equity end of period	$-	-	-	16,659,543	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	677,999	1,029,042	1,099,344	-	-	-	76,374
Units purchased	-	15,479	43,072	85,331	-	6	-	9,390
Units redeemed	-	(693,478)	(1,072,114)	(155,633)	-	(6)	-	(85,764)

Ending units	-	-	-	1,029,042	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS

December 31, 2016

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers Flexible Premium, Modified Single Premium, Variable Executive Life and Survivorship Life Variable Life Insurance Policies through the Account. The primary distribution for contracts is through wholesalers and brokers.

(b) The Contracts

Only contracts with a front-end sales load and certain other fees have been offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

AB FUNDS

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)

VPS Growth and Income Portfolio - Class A (ALVGIA)

VPS Growth and Income Portfolio - Class B (ALVGIB)*

VPS International Value Portfolio - Class A (ALVIVA)

VPS International Value Portfolio - Class B (ALVIVB)*

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)*

AMERICAN CENTURY INVESTORS, INC.

VP Inflation Protection Fund - Class I (ACVIP1)

AMERICAN FUNDS GROUP (THE)

Asset Allocation Fund - Class 2 (AMVAA2)

Bond Fund - Class 2 (AMVBD2)

Global Small Capitalization Fund - Class 2 (AMVGS2)

Growth Fund - Class 2 (AMVGR2)

International Fund - Class 2 (AMVI2)

New World Fund - Class 2 (AMVNW2)

BLACKROCK FUNDS

Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund- Class I (BRVHYI)

Large Cap Core V.I. Fund - Class II (MLVLC2)

Global Allocation V.I. Fund - Class II (MLVGA2)

CALVERT GROUP

VP S&P 500 Index Portfolio (CVSPIP)

DAVIS FUNDS

Value Portfolio (DAVVL)

DELAWARE GROUP

VIP Emerging Markets Series: Service Class (DWVEMS)

VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

VA Inflation-Protected Securities Portfolio (DFVIPS)

VA International Small Portfolio (DFVIS)

VA U.S. Targeted Value Portfolio (DFVUTV)

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

Stock Index Fund, Inc. - Service Shares (DSIFS)*

MidCap Stock Portfolio - Initial Shares (DVMCS)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)*

Opportunistic Small Cap Portfolio: Initial Shares (DSC)

International Value Portfolio - Initial Shares (DVIV)

DEUTSCHE ASSET & WEALTH MANAGEMENT

Global Income Builder VIP - Class A (DSGIBA)

Small Cap Index VIP - Class A (BISCI)*

Variable Series II - DWS Small Mid Cap Value VIP - Class B (SVSSVB)

Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)

FIDELITY INVESTMENTS

VIP Freedom Fund 2015 Portfolio: Service Class 2 (FF15S2)*

VIP Contrafund(R) Portfolio - Service Class (FCS)

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)*

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)*

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)*

VIP Freedom Income Fund Portfolio - Service Class (FFINS)

VIP Growth & Income Portfolio - Service Class (FGIS)*

VIP Growth Opportunities Portfolio - Service Class (FGOS)

VIP Growth Portfolio - Service Class (FGS)

VIP Growth Portfolio - Service Class 2 (FG2)*

VIP High Income Portfolio - Service Class (FHIS)

VIP Index 500 Portfolio - Initial Class (FIP)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)*

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Mid Cap Portfolio - Service Class 2 (FMC2)*

VIP Money Market Portfolio - Initial Class (FMMP)

VIP Overseas Portfolio - Service Class (FOS)

VIP Value Strategies Portfolio - Service Class (FVSS)

VIP Fidelity VIP Freedom Fund 2005 Portfolio - Service Class (FF05S)

VIP Fidelity VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)

VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)

VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class 2 (FF25S2)*

VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)

VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class 2 (FF40S2)*

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Income Securities Fund - Class 2 (FTVIS2)

Rising Dividends Securities Fund - Class 1 (FTVRDI)

Small Cap Value Securities Fund - Class 1 (FTVSVI)

Small Cap Value Securities Fund - Class 2 (FTVSV2)

Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 1 (TIF)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

INVESCO INVESTMENTS

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

VI American Franchise Fund - Series II Shares (ACEG2)*

VI Growth and Income Fund - Series I Shares (ACGI)

VI Growth and Income Fund - Series II Shares (VKLGI2)*

VI American Value Fund: Series I Shares (MSVMV)*

VI American Franchise Fund - Series I Shares (ACEG)

VI Value Opportunities Fund - Series I Shares (AVBVI)

VI High Yield Fund - Series I Shares (AVHY1)

VI International Growth Fund - Series I Shares (AVIE)

VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)

VI Small Cap Equity Fund - Series I Shares (AVSCE)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

Small Cap Core Portfolio 1 (JPSCE1)

Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)*

Insurance Trust Intrepid Mid Cap Portfolio: Class 1 (OGDMP)*

Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)*

JANUS FUNDS

Balanced Portfolio: Service Shares (JABS)

Enterprise Portfolio: Service Shares (JAMGS)

Flexible Bond Portfolio: Service Shares (JAFBS)

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

LORD ABBETT FUNDS

Lord Abbett Series Fund Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

Lord Abbett Series Fund Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)

Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)

Lord Abbett Series Fund Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

M FUNDS

M Large Cap Value Fund (MFBOV)*

M Capital Appreciation Fund (MFFCA)*

M International Equity Fund (MFBIE)*

M Large Cap Growth Fund (MFTCG)*

MASSACHUSETTS FINANCIAL SERVICES CO.

VIT II - MFS Blended Research Core Equity Portfolio- Service Class (MVBRES)

MFS Bond Portfolio - Service Class (MVBDS)*

Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)

Var Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)

New Discovery Series - Service Class (MNDSC)

Value Series - Initial Class (MVFIC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Emerging Markets Debt Portfolio - Class I (MSEM)

Emerging Markets Debt Portfolio - Class II (MSEMB)*

Global Real Estate Portfolio - Class II (VKVGR2)

Mid Cap Growth Portfolio - Class II (MSVMG2)*

Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)

Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)

NVIT Investor Destinations Managed Growth Class I (IDPG)*

NVIT Cardinal Managed Growth and Income Class I (NCPGI)

NVIT Cardinal Managed Growth Class I (NCPG)

NVIT Bond Index Fund Class I (NVBX)

NVIT International Index Fund Class I (NVIX)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund - Class I (GIG)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

NVIT International Index Fund - Class II (GVIX2)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Mid Cap Index Fund - Class II (MCIF2)*

NVIT Money Market Fund - Class I (SAM)

NVIT Money Market Fund - Class V (SAM5)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class I (NVSTB1)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class I (EIF)

NVIT Real Estate Fund - Class I (NVRE1)

Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)

Loring Ward NVIT Moderate Fund - Class P (NVLMP)

NVIT Small Cap Index Fund Class II (NVSIX2)

NVIT S&P 500 Index Fund Class I (GVEX1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Short Duration Bond Portfolio - I Class Shares (AMTB)

Guardian Portfolio - I Class Shares (AMGP)

International Portfolio - S Class Shares (AMINS)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class I (AMRI)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

Socially Responsive Portfolio - I Class Shares (AMSRS)

NORTHERN LIGHTS

TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)

TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)

AMERICAN CENTURY INVESTORS INC.

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)*

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)

VP Value Fund - Class II (ACVV2)*

FEDERATED INVESTORS

Managed Tail Risk Fund II: Primary Shares (FVCA2P)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)*

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Mid Cap Value- Institutional Shares (GVMCE)

Goldman Sachs Structured Small Cap Equity Fund (GVCSE)

VIT Growth Opportunities Fund - Service Shares (GVGOPS)

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

LEGG MASON

ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)

LINCOLN FUNDS

Baron Growth Opportunities Fund Service Class (BNCAI)

OPPENHEIMER FUNDS

Oppenheimer Capital Appreciation Fund/VA - Service Class (OVCAFS)*

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)*

International Growth Fund/VA - Non-Service Shares (OVIG)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

Global Strategic Income Fund/VA: Non-service Shares (OVSB)

PIMCO FUNDS

All Asset Portfolio - Administrative Class (PMVAAA)

CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Real Return Portfolio - Administrative Class (PMVRRA)

Total Return Portfolio - Administrative Class (PMVTRA)

PIONEER FUNDS

Pioneer Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)*

PUTNAM INVESTMENTS

VT Growth & Income Fund: Class IB (PVGIB)

VT Growth Opportunities Fund: Class IB (PVGOB)

VT International Equity Fund: Class IB (PVTIGB)

VT Small Cap Value Fund: Class IB (PVTSCB)

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

Small-Cap Portfolio - Investment Class (ROCSC)*

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)*

Equity Income Portfolio - II (TREI2)

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio (TRLT1)

Limited-Term Bond Portfolio - II (TRLT2)

Mid-Cap Growth Portfolio - II (TRMCG2)

New America Growth Portfolio (TRNAG1)

Personal Strategy Balanced Portfolio (TRPSB1)

Blue Chip Growth Portfolio (TRBCGP)

VAN ECK ASSOCIATES CORPORATION

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Variable Insurance Fund - Balanced Portfolio (VVB)

Insurance Fund - Capital Growth Portfolio (VVCG)

Variable Insurance Fund - Diversified Value Portfolio (VVDV)

Variable Insurance Fund - International Portfolio (VVI)

Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Variable Insurance Fund - REIT Index Portfolio (VVREI)

Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)

Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Growth (WRGP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Real Estate Securities (WRRESP)

Variable Insurance Portfolios - Science and Technology (WRSTP)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*	At December 31, 2016, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2016 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(h) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

(2) Policy Charges

(a) Deductions from Premium

For individual flexible premium and survivorship contracts, the Company deducts a minimum of 4.0% to a maximum of 8.5% of all premiums received to cover premium tax and sales expense. The Company may, at its sole discretion, reduce the sales loading portion of the premium load.

There are no deductions from premium on modified single premium contracts.

For the Corporate Series, the Company deducts a front-end sales load from each premium payment received to compensate us for our sales expenses and premium taxes, and certain actual expenses, including acquisition costs. The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in costs are determined in a manner not unfairly discriminatory to policy owners.

For Future Corporate Flexible Premium Variable Universal Life this charge is guaranteed not to exceed 12% from each premium payment received.

For Future Executive Flexible Premium Variable Universal Life this charge is guaranteed not to exceed 12% (5.5% starting in the sixth policy year) from each premium payment received.

For Next Generation Corporate Owned Flexible Premium Variable Universal Life this charge is guaranteed not to exceed 10% from each premium payment received.

For the periods ended December 31, 2016 and 2015, total front-end sales charge deductions were $11,076,473 and $11,857,145, respectively and were recognized as a reduction of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

For The Best of America® Next Generation, ChoiceLifeSM and all flexible premium survivorship contracts, the Company currently deducts a minimum monthly administration charge (for ProtectionSM flexible premium contracts this is known as the “monthly expense charge”) of $5 per policy month to a maximum of $10 per policy month to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed monthly against each contract by liquidating units. For The Best of America® Last Survivorship II and The Best of America® ChoiceLife Survivorship Life contracts, there is an additional administrative (per specified amount) charge assessed to reimburse us for sales, underwriting, distribution and issuance costs. This charge is deducted from the policy’s Cash Value. During the first ten years from the Policy Date, the current monthly charge is $0.04 per $1,000 of Specified Amount, subject to a minimum charge of $20 and a maximum charge of $80 per month. These rates represent the maximum guaranteed charge for all years. After the tenth year from the Policy Date, the current monthly charge is $0.02 per $1,000 of Specified Amount with a $10 minimum and $40 maximum charge.

For The Best of America® ChoiceLifeSM Survivorship II, Next GenerationSM Survivorship Life, The Best of America® Protection Survivorship Life and The Best of America® ChoiceLifeSM Protection contracts, the Company deducts a per $1,000 of specified amount charge for the first 3 policy years. This charge varies with the age of the insured and will not exceed $0.40 per $1,000 of Specified Amount. These charges are assessed monthly against each contract by liquidating units.

For modified single premium contracts, for all states other than New York, the Company currently deducts a minimum monthly administration charge of $10 per policy per month. The actual charge is determined by multiplying 0.30% on an annualized basis by the policy’s cash value. This charge may be reduced to 0.15% on an annualized basis for policy years 11 and later. In New York, this charge is assessed in all policy years, with a maximum charge of $7.50 per month. These charges are assessed monthly against each contract by liquidating units.

For ProtectionSM flexible premium contracts, the Company deducts a policy expense per $1,000 of specified amount charge for the first two policy years. This charge varies with the age of the insured and will not exceed $0.30 per $1,000 of specified amount. For last survivor contracts, the Company deducts a per $1,000 of specified amount charge for the first 3 policy years. This charge varies with the age of the insured and will not exceed $0.40 per $1,000 of specified amount. These charges are assessed monthly against each contract by liquidating units.

For the Corporate Series, the Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed against each contract by liquidating units. Currently, this monthly charge $5 per policy in all policy years (guaranteed not to exceed $10 per policy). We also deduct a per $1,000 of specified amount charge to compensate us for sales, underwriting, distribution and issuance of the policy. This charge is assessed monthly against each contract by liquidating units. This charge varies depending on the total specified amount. For Future Corporate Flexible Premium Variable Universal Life, the Company deducts a per $1,000 of specified amount that will not exceed $0.40 per $1,000 of specified amount, unless the policy is issued in the state of New York with an application signed on or after January 2, 2010, where the maximum guaranteed charge is $0.085 of specified amount. For Next Generation Corporate Owned Flexible Premium Variable Universal Life and Future Executive Corporate Flexible Premium Variable Universal Life the Company deducts a per $1,000 of specified amount charge that will not exceed $0.40 per $1,000 of specified amount.

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For individual flexible premium, flexible premium survivorship and modified single premium and corporate contracts (such as Variable Executive Life), the charge is 100% of the initial surrender charge in the first year, and declines a specified amount in subsequent years to 0% of the initial surrender charge in the ninth year or later. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. The charges are assessed against each contract by liquidating units.

For the Corporate Series, contracts do not currently assess surrender charges.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

(a) Modified Single Premium Contracts (MSP)

For modified single premium contracts, the Company deducts a charge equal to an annualized rate of 0.70% of the cash surrender value of the sub-accounts. In policy years 1- 10, the Company also deducts a charge equal to the annualized rate of 0.50% of the cash surrender value of the sub-accounts to remiburse us for taxes imposed by federal, state and local governments. These charges are assessed monthly against each contract by liquidating units.

(b) Flexible Premium and Variable Executive Life Contracts (FPVUL and VEL)

For Best of America® The Next Generation and ChoiceLifeSM contracts, during the first fifteen policy years, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash value attributable to the variable account, $0.25 per $1,000 on $25,001 up to $250,000 of cash value attributable to the variable account and $0.08 per $1,000 over $250,000 of cash value attributable to the variable account. Beginning in policy year sixteen, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash value attributable to the variable account, and $0.08 per $1,000 over

$25,000 of cash value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units. For Choice Life ProtectionSM contracts and Best of America® ProtectionSM contracts, the Company deducts $0.66 per $1,000 of cash surrender value attributable to the variable account during the first through fifteenth years from the Policy Date. Thereafter, this charge is $0.25 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

(c) Survivorship Life Contracts (SL)

For The Best of America® Last Survivorship II and The Best of America® ChoiceLife Survivorship contracts, during the first ten policy years, the Company deducts a charge of $0.46 per $1,000 on the cash surrender value attributable to the variable account. After ten years from the Policy Date, the Company deducts $0.46 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.29 per $1,000 on $25,001 up to $99,999 of cash surrender value attributable to the variable account; and $0.17 per $1,000 on $100,000 or more of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

For The Best of America® ChoiceLifeSM Survivorship II and Next GenerationSM Survivorship Life contracts, during the first fifteen policy years, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.25 per $1,000 on $25,001 up to $250,000 of cash surrender value attributable to the variable account; and $0.08 per $1,000 over $250,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account and $0.08 per $1,000 over $25,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

For The Best of America® ProtectionSM Survivorship and ChoiceLife ProtectionSM Survivorship Life contracts, during the first fifteen policy years, the Company deducts a charge of $0.66 per $1,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.25 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

(d) Corporate Contracts (LSFP)

For Future Corporate Flexible Premium variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.90% of the daily net assets of the Account for policies issued on or after January 1, 2009. This charge is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the Account for policies issued prior to January 1, 2009. Currently, this rate is 0.25% during the first through fourth policy years, 0.20% during the fifth through fifteenth policy years, and 0.10% thereafter. This charge is assessed monthly against each contract by liquidating units.

For Future Executive Corporate Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.90% of the daily net assets of the Account. Currently, this rate is 0.25% during the first through fourth policy years, 0.20% during the fifth through fifteenth policy years, and 0.10% thereafter. This charge is assessed monthly against each contract by liquidating units.

For Next Generation Corporate Owned Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 1.25% of the daily net assets of the Account. Currently, this rate will not exceed 0.60%. This charge is assessed monthly against each contract by liquidating units.

The Company may reduce or eliminate certain charges where the size or nature of the group results in savings in sales, underwriting, administrative or other costs to the Company. These charges may be reduced in certain group sponsored arrangements or special exchange programs made available by the Company.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owner’s Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy Repayments (Loans). The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2016 and 2015, total transfers to the Account from the fixed account were $47,759,275 and $46,415,343, respectively, and total transfers from the Account to the fixed account were $83,480,348 and $92,646,180, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2016.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$4,732,604,741	$-	$-	$4,732,604,741

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2016 are as follows:

	Purchase of Investments	Sales of Investments
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)	$8,859	$44,869
VP Inflation Protection Fund - Class I (ACVIP1)	15,788,261	2,203,470
Asset Allocation Fund - Class 2 (AMVAA2)	3,117,097	471,680
Bond Fund - Class 2 (AMVBD2)	1,474,024	761,610
Global Small Capitalization Fund - Class 2 (AMVGS2)	504,528	530,670
Growth Fund - Class 2 (AMVGR2)	4,631,885	4,401,096
International Fund - Class 2 (AMVI2)	2,679,607	1,470,656
New World Fund - Class 2 (AMVNW2)	380,769	1,668
Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund- Class I (BRVHYI)	2,469,897	1,552,848
Large Cap Core V.I. Fund - Class II (MLVLC2)	963,584	1,267,778
Global Allocation V.I. Fund - Class II (MLVGA2)	1,143,431	2,005,010
VP S&P 500 Index Portfolio (CVSPIP)	523,271	417,512
Value Portfolio (DAVVL)	2,139,456	840,412
VIP Emerging Markets Series: Service Class (DWVEMS)	1,406,311	593,475
VIP Small Cap Value Series: Service Class (DWVSVS)	5,809,351	3,133,258
VA Inflation-Protected Securities Portfolio (DFVIPS)	5,781,750	472,700
VA International Small Portfolio (DFVIS)	76,548	243,316
VA U.S. Targeted Value Portfolio (DFVUTV)	876,734	410,761
Stock Index Fund, Inc. - Initial Shares (DSIF)	69,471,547	50,074,869
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	1,271,505	1,025,297
Global Income Builder VIP - Class A (DSGIBA)	27,630	3,440
Floating-Rate Income Fund (ETVFR)	19,301,495	14,725,747
Franklin Income Securities Fund - Class 2 (FTVIS2)	1,339,526	1,215,532
Rising Dividends Securities Fund - Class 1 (FTVRDI)	3,817,991	3,199,554
Small Cap Value Securities Fund - Class 1 (FTVSVI)	2,179,634	1,081,734
Small Cap Value Securities Fund - Class 2 (FTVSV2)	5,064,526	4,099,241
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)	557,178	514,819
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)	380,327	462,718
Templeton Foreign Securities Fund - Class 1 (TIF)	37,272	92,149

Templeton Foreign Securities Fund - Class 2 (TIF2)	3,417,103	4,380,475
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	904,216	4,267,361
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	129,959	177,773
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)	6,337,336	5,606,209
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	515,663	1,822,399
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)	1,150,252	351,436
Mid Cap Value Portfolio: Class 1 (JPMMV1)	18,727,006	3,130,599
Small Cap Core Portfolio 1 (JPSCE1)	52,566	2,853
Balanced Portfolio: Service Shares (JABS)	6,637,413	4,413,951
Enterprise Portfolio: Service Shares (JAMGS)	5,244,809	369,628
Flexible Bond Portfolio: Service Shares (JAFBS)	5,656,916	4,172,577
Forty Portfolio: Service Shares (JACAS)	8,050,554	6,900,943
Global Technology Portfolio: Service Shares (JAGTS)	2,422,515	2,722,397
Overseas Portfolio: Service Shares (JAIGS)	3,643,085	2,742,729
Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)	875,057	1,477,389
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	8,125,580	8,853,947
Lord Abbett Series Fund Inc. - Bond Debenture Portfolio: Class VC (LOVBD)	2,259,114	283,540
Lord Abbett Series Fund Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)	18,795	11,089
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)	6,726,509	2,034,740
Lord Abbett Series Fund Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)	12,679,774	405,597
VIT II - MFS Blended Research Core Equity Portfolio- Service Class (MVBRES)	416,370	535,870
Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)	504,582	422,340
Var Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)	94,446	270,198
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)	58,947	137,480
New Discovery Series - Service Class (MNDSC)	26,662	289,338
Value Series - Initial Class (MVFIC)	3,174,948	1,381,429
Value Series - Service Class (MVFSC)	34,310,013	7,536,212
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	17,811,712	10,744,546
Core Plus Fixed Income Portfolio - Class I (MSVFI)	913,337	579,470
Emerging Markets Debt Portfolio - Class I (MSEM)	2,971,181	16,126,109
Global Real Estate Portfolio - Class II (VKVGR2)	1,171,221	1,693,144
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)	1,905,950	4,559,243
Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)	704,204	230,500
U.S. Real Estate Portfolio - Class I (MSVRE)	4,413,784	7,521,800
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)	829	7
NVIT Investor Destinations Managed Growth Class I (IDPG)	56	45,226
NVIT Cardinal Managed Growth and Income Class I (NCPGI)	2,629	1,873
NVIT Cardinal Managed Growth Class I (NCPG)	29,457	27,358
NVIT Bond Index Fund Class I (NVBX)	9,065,747	5,305,378
NVIT International Index Fund Class I (NVIX)	11,265,409	5,541,610
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	5,364,799	2,983,677
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	2,107,847	1,534,367
American Funds NVIT Bond Fund - Class II (GVABD2)	603,978	737,314
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	1,360,132	1,147,526
American Funds NVIT Growth Fund - Class II (GVAGR2)	2,489,845	1,102,197
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	946,237	553,456
Federated NVIT High Income Bond Fund - Class I (HIBF)	5,459,131	4,969,393
NVIT Emerging Markets Fund - Class I (GEM)	2,140,723	1,973,990
NVIT International Equity Fund - Class I (GIG)	2,698,729	3,881,713
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	3,624	9,141
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	994,460	1,222,092
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	41,796	58,378
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	1,991,582	1,590,738
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	15,096,056	3,331,741
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	2,733,022	2,120,437
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	1,452,713	1,579,151
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	1,086,222	834,512
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	1,058,754	555,330
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	1,411,435	1,942,537
NVIT Core Bond Fund - Class I (NVCBD1)	1,156,207	481,968
NVIT Core Plus Bond Fund - Class I (NVLCP1)	515,449	710,597
NVIT Nationwide Fund - Class I (TRF)	17,539,222	21,405,209
NVIT Government Bond Fund - Class I (GBF)	7,843,582	9,121,195
NVIT International Index Fund - Class II (GVIX2)	308,289	1,175,675
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	4,208,916	2,833,030
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	125,694	77,631
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	127,553	105,581
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	6,385,551	2,767,466
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	8,066,905	8,895,993

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	13,889,722	9,056,397
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	4,323,796	3,015,605
NVIT Mid Cap Index Fund - Class I (MCIF)	24,440,987	10,739,917
NVIT Money Market Fund - Class I (SAM)	17,305,226	18,619,148
NVIT Money Market Fund - Class V (SAM5)	115,872,625	135,280,543
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	755,722	1,305,204
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	403,633	479,969
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	3,654,130	1,730,792
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	4,021,054	2,525,320
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	6,947,174	4,759,912
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)	397,461	218,379
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	2,105,612	1,257,547
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	5,234,550	1,748,751
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	4,963,595	4,778,766
NVIT Multi-Manager Small Company Fund - Class I (SCF)	7,582,402	4,784,300
NVIT Multi-Sector Bond Fund - Class I (MSBF)	1,787,143	1,150,470
NVIT Short Term Bond Fund - Class I (NVSTB1)	35,842,829	18,513,067
NVIT Short Term Bond Fund - Class II (NVSTB2)	223,596	587,881
NVIT Large Cap Growth Fund - Class I (NVOLG1)	47,960,517	13,462,269
Templeton NVIT International Value Fund - Class III (NVTIV3)	86,834	195,515
Invesco NVIT Comstock Value Fund - Class I (EIF)	713,173	1,370,678
NVIT Real Estate Fund - Class I (NVRE1)	5,445,753	4,523,585
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)	21,327	14,213
Loring Ward NVIT Moderate Fund - Class P (NVLMP)	2,981	1,829
NVIT Small Cap Index Fund Class II (NVSIX2)	681,261	77,789
NVIT S&P 500 Index Fund Class I (GVEX1)	2,453,890	925,117
Short Duration Bond Portfolio - I Class Shares (AMTB)	986,600	761,213
Guardian Portfolio - I Class Shares (AMGP)	294,433	104,865
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	208,174	484,311
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	159,256	166,080
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	175,240	131,802
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class I (AMRI)	914,533	597,063
Socially Responsive Portfolio - I Class Shares (AMSRS)	128,351	171,818
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)	4,010	2,523
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)	32,167	1,992
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)	32,120	1,776
VPS Growth and Income Portfolio - Class A (ALVGIA)	5,052,122	3,837,048
VPS International Value Portfolio - Class A (ALVIVA)	1,478,113	633,198
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	4,732,415	4,939,110
VP Capital Appreciation Fund - Class I (ACVCA)	428,360	330,969
VP Income & Growth Fund - Class I (ACVIG)	1,058,531	1,676,854
VP Inflation Protection Fund - Class II (ACVIP2)	1,273,612	1,641,911
VP International Fund - Class I (ACVI)	2,373,375	203,203
VP Mid Cap Value Fund - Class I (ACVMV1)	8,100,484	4,896,296
VP Ultra(R) Fund - Class I (ACVU1)	95,030	272,801
VP Value Fund - Class I (ACVV)	11,691,068	11,480,122
MidCap Stock Portfolio - Initial Shares (DVMCS)	528,487	613,960
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	22,795,281	13,677,530
Appreciation Portfolio - Initial Shares (DCAP)	4,441,496	3,993,036
Opportunistic Small Cap Portfolio: Initial Shares (DSC)	293,682	261,970
International Value Portfolio - Initial Shares (DVIV)	576,241	1,134,579
Variable Series II - DWS Small Mid Cap Value VIP - Class B (SVSSVB)	36,512	34,396
Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)	10,498	59,118
Managed Tail Risk Fund II: Primary Shares (FVCA2P)	62,093	39,486
Quality Bond Fund II - Primary Shares (FQB)	1,591,690	2,439,083
VIP Contrafund(R) Portfolio - Service Class (FCS)	7,711,713	11,039,495
VIP Energy Portfolio - Service Class 2 (FNRS2)	1,515,436	1,344,420
VIP Equity-Income Portfolio - Service Class (FEIS)	8,462,651	8,972,485
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	314,527	255,231
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	10,049,330	4,894,640
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	5,072,399	2,128,107
VIP Freedom Income Fund Portfolio - Service Class (FFINS)	91,549	368,727
VIP Growth Opportunities Portfolio - Service Class (FGOS)	9,683	87,462
VIP Growth Portfolio - Service Class (FGS)	12,727,787	8,665,699
VIP High Income Portfolio - Service Class (FHIS)	2,245,240	2,559,477
VIP Index 500 Portfolio - Initial Class (FIP)	3,878,971	4,939,086
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	31,990,529	19,600,568
VIP Mid Cap Portfolio - Service Class (FMCS)	5,890,960	9,234,771
VIP Money Market Portfolio - Initial Class (FMMP)	11,844,074	2,491,273

VIP Overseas Portfolio - Service Class (FOS)	1,221,529	2,851,786
VIP Value Strategies Portfolio - Service Class (FVSS)	208,175	477,737
VIP Fidelity VIP Freedom Fund 2005 Portfolio - Service Class (FF05S)	200,633	44,884
VIP Fidelity VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)	1,491,335	4,110,242
VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)	6,835,035	3,104,498
VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)	3,023,998	1,502,654
Mid Cap Value- Institutional Shares (GVMCE)	4,126,161	22,384,915
Goldman Sachs Structured Small Cap Equity Fund (GVCSE)	538,769	37,903
VIT Growth Opportunities Fund - Service Shares (GVGOPS)	824,305	1,014,325
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	742	9,123
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)	3,503,366	2,742,163
Baron Growth Opportunities Fund Service Class (BNCAI)	1,930,781	3,980,054
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	1,753,518	2,178,656
Global Securities Fund/VA - Non-Service Shares (OVGS)	10,159,670	10,312,568
International Growth Fund/VA - Non-Service Shares (OVIG)	8,819,237	1,157,557
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	5,336,945	2,923,957
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	1,036,902	1,371,622
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	2,157,807	2,127,629
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	1,069,842	2,643,540
All Asset Portfolio - Administrative Class (PMVAAA)	4,636,447	5,327,115
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)	171,040	71,613
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	808,983	1,473,242
Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)	1,087,667	2,633,350
Low Duration Portfolio - Administrative Class (PMVLDA)	11,361,812	22,052,380
Real Return Portfolio - Administrative Class (PMVRRA)	13,899,854	29,641,994
Total Return Portfolio - Administrative Class (PMVTRA)	23,895,612	31,023,922
Pioneer Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)	1,050,642	1,355,592
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)	1,355,978	937,948
VT Growth & Income Fund: Class IB (PVGIB)	107,111	173,264
VT Growth Opportunities Fund: Class IB (PVGOB)	1,164,462	8,902
VT International Equity Fund: Class IB (PVTIGB)	115,162	198,900
VT Small Cap Value Fund: Class IB (PVTSCB)	326,464	298,018
VT Voyager Fund: Class IB (obsolete) (PVTVB)	151,348	1,452,560
VI Growth and Income Fund - Series I Shares (ACGI)	1,942,561	1,285,048
VI American Franchise Fund - Series I Shares (ACEG)	150,782	276,658
VI Value Opportunities Fund - Series I Shares (AVBVI)	576	9,360
VI High Yield Fund - Series I Shares (AVHY1)	3,094,287	3,464,598
VI International Growth Fund - Series I Shares (AVIE)	9,547,667	12,678,662
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)	263,023	328,803
VI Small Cap Equity Fund - Series I Shares (AVSCE)	211,061	162,680
Micro-Cap Portfolio - Investment Class (ROCMC)	1,677,410	3,483,659
Variable Fund - Multi-Hedge Strategies (RVARS)	399,382	208,562
Equity Income Portfolio - II (TREI2)	8,235,204	33,268,414
Health Sciences Portfolio - II (TRHS2)	2,577,904	11,214,385
Limited-Term Bond Portfolio (TRLT1)	13,241,696	21,875,216
Mid-Cap Growth Portfolio - II (TRMCG2)	4,533,758	2,267,685
New America Growth Portfolio (TRNAG1)	10,496,803	15,755,283
Personal Strategy Balanced Portfolio (TRPSB1)	2,327,906	2,142,275
Blue Chip Growth Portfolio (TRBCGP)	16,893,247	11,780,362
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	747,347	882,316
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	9,203,685	10,059,735
Variable Insurance Fund - Balanced Portfolio (VVB)	1,801,743	649,497
Insurance Fund - Capital Growth Portfolio (VVCG)	2,313,586	1,301,797
Variable Insurance Fund - Diversified Value Portfolio (VVDV)	1,701,431	2,380,604
Variable Insurance Fund - International Portfolio (VVI)	486,759	1,580,218
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)	2,863,316	3,254,021
Variable Insurance Fund - REIT Index Portfolio (VVREI)	2,392,705	1,495,285
Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)	1,117,518	674,291
Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)	805,937	505,560
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)	3,721,931	1,279,552
Variable Insurance Portfolios - Asset Strategy (WRASP)	1,109,264	7,380,771
Variable Insurance Portfolios - Growth (WRGP)	3,547,307	4,459,108
Variable Insurance Portfolios - High Income (WRHIP)	6,555,799	7,271,248
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	1,092,371	3,474,089
Variable Insurance Portfolios - Real Estate Securities (WRRESP)	5,822,130	3,458,997
Variable Insurance Portfolios - Science and Technology (WRSTP)	3,583,453	4,728,352
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)	3,058,906	5,113,036
Advantage VT Opportunity Fund - Class 2 (SVOF)	841,633	277,288
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	1,228,149	2,612,788
American Century NVIT Growth Fund - Class I (Obsolete) (CAF)	1,802,068	16,997,552

	$1,155,195,606	$1,028,051,572

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2016, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2016. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2016			0.00%	2,379			$12.32	$29,320	0.53%			3.59%
2015			0.00%	5,447			11.90	64,806	0.87%			-1.09%
2014			0.00%	3,808			12.03	45,805	0.26%			4.45%
2013			0.00%	15,430			11.52	177,696	0.77%			12.31%
2012			0.00%	7			10.25	72	0.15%			2.54%	****
VP Inflation Protection Fund - Class I (ACVIP1)
2016	0.00%	to	0.25%	1,956,661	10.16	to	9.65	18,906,113	2.18%	4.71%	to	4.44%
2015	0.00%	to	0.25%	592,890	9.71	to	9.24	5,480,549	2.52%	-2.28%	to	-2.52%
2014	0.00%	to	0.25%	89,451	9.93	to	9.47	849,750	1.51%	3.58%	to	3.32%
2013	0.20%	to	0.25%	43,953	9.18	to	9.17	403,043	1.16%	-8.40%	to	-8.44%
Asset Allocation Fund - Class 2 (AMVAA2)
2016	0.00%	to	0.25%	511,756	16.20	to	15.83	8,143,235	1.78%	9.41%	to	9.14%
2015	0.00%	to	0.25%	354,629	14.80	to	14.50	5,167,132	1.79%	1.40%	to	1.15%
2014	0.00%	to	0.25%	219,500	14.60	to	14.34	3,163,145	1.29%	5.40%	to	5.13%
2013	0.00%	to	0.25%	293,121	13.85	to	13.64	4,006,660	1.50%	23.69%	to	23.38%
2012	0.00%	to	0.25%	250,210	11.20	to	11.05	2,771,221	2.21%	16.19%	to	15.90%
Bond Fund - Class 2 (AMVBD2)
2016	0.00%	to	0.20%	5,580,079	12.98	to	12.75	71,783,173	1.68%	2.94%	to	2.74%
2015	0.00%	to	0.25%	5,633,226	12.61	to	12.35	70,464,503	1.69%	0.27%	to	0.02%
2014	0.00%	to	0.25%	5,686,802	12.58	to	12.35	71,011,198	6.95%	5.28%	to	5.02%
2013	0.00%	to	0.25%	6,226	11.95	to	11.76	74,024	1.11%	-2.16%	to	-2.40%
2012	0.00%	to	0.25%	19,064	12.21	to	12.05	232,400	1.94%	5.37%	to	5.11%
Global Small Capitalization Fund - Class 2 (AMVGS2)
2016	0.00%	to	0.25%	103,367	12.77	to	12.49	1,294,587	0.25%	2.10%	to	1.84%
2015	0.00%	to	0.25%	125,623	12.51	to	12.27	1,544,166	0.00%	0.27%	to	0.02%
2014	0.00%	to	0.25%	204,209	12.48	to	12.26	2,511,188	0.12%	2.12%	to	1.87%
2013	0.00%	to	0.25%	202,172	12.22	to	12.04	2,439,091	0.98%	28.28%	to	27.96%
2012	0.00%	to	0.25%	176,306	9.53	to	9.41	1,663,017	1.28%	18.18%	to	17.88%
Growth Fund - Class 2 (AMVGR2)
2016	0.00%	to	0.25%	1,038,111	17.38	to	16.99	17,654,348	0.78%	9.49%	to	9.21%
2015	0.00%	to	0.25%	1,120,259	15.87	to	15.56	17,442,134	0.52%	6.86%	to	6.59%
2014	0.00%	to	0.25%	1,698,415	14.85	to	14.59	24,825,384	0.80%	8.51%	to	8.24%
2013	0.00%	to	0.25%	1,752,402	13.69	to	13.48	23,660,929	0.96%	30.10%	to	29.78%
2012	0.20%	to	0.25%	1,723,465	10.42	to	10.39	17,928,302	0.83%	17.65%	to	17.60%
International Fund - Class 2 (AMVI2)
2016	0.00%	to	0.25%	574,103	10.84	to	10.68	6,141,890	1.46%	3.53%	to	3.27%
2015	0.00%	to	0.25%	506,463	10.47	to	10.35	5,243,130	1.60%	-4.53%	to	-4.76%
2014	0.00%	to	0.25%	430,497	10.96	to	10.86	4,678,454	1.59%	-2.65%	to	-2.90%
2013	0.00%	to	0.25%	312,711	11.26	to	11.19	3,499,457	1.63%	21.63%	to	21.33%
2012	0.00%	to	0.25%	210,084	9.26	to	9.22	1,937,447	2.11%	17.91%	to	17.61%
New World Fund - Class 2 (AMVNW2)
2016	0.00%	to	0.25%	36,783	10.40	to	10.39	382,165	1.16%	4.03%	to	3.86%	****
Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund- Class I (BRVHYI)
2016	0.00%	to	0.25%	468,168	10.59	to	10.53	4,940,997	5.47%	12.92%	to	12.64%
2015	0.10%	to	0.25%	397,942	9.37	to	9.35	3,724,985	4.71%	-3.70%	to	-3.84%
2014	0.25%			51,392	9.72			499,545	1.36%			-2.80%	****
Large Cap Core V.I. Fund - Class II (MLVLC2)
2016	0.00%	to	0.25%	76,545	22.35	to	21.71	1,663,555	0.99%	10.41%	to	10.13%
2015	0.00%	to	0.25%	97,677	20.24	to	19.71	1,927,425	0.60%	0.34%	to	0.09%
2014	0.00%	to	0.25%	145,570	20.18	to	19.69	2,885,881	0.79%	12.19%	to	11.91%
2013	0.00%	to	0.25%	154,703	17.98	to	17.60	2,736,351	0.97%	33.32%	to	32.99%
2012	0.00%	to	0.25%	182,994	13.49	to	13.23	2,428,694	1.38%	12.59%	to	12.30%
Global Allocation V.I. Fund - Class II (MLVGA2)
2016			0.00%	530,848			17.10	9,079,551	1.09%			3.96%
2015			0.00%	588,721			16.45	9,686,094	0.95%			-0.87%
2014			0.00%	665,128			16.60	11,039,090	2.12%			1.97%
2013			0.00%	640,899			16.28	10,431,814	1.07%			14.55%
2012			0.00%	680,130			14.21	9,664,120	1.57%			10.14%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VP S&P 500 Index Portfolio (CVSPIP)
2016			0.25%	57,324			12.37	709,205	1.43%			11.30%
2015			0.25%	49,793			11.12	553,494	0.07%			0.73%
2014			0.10%	40,910			11.05	451,933	3.55%			10.47%	****
Value Portfolio (DAVVL)
2016	0.00%	to	0.25%	243,210	15.08	to	14.74	3,623,452	1.51%	11.88%	to	11.60%
2015	0.00%	to	0.25%	187,283	13.48	to	13.21	2,503,302	0.78%	1.60%	to	1.34%
2014	0.00%	to	0.25%	219,468	13.27	to	13.03	2,888,623	0.94%	6.06%	to	5.79%
2013	0.00%	to	0.25%	214,206	12.51	to	12.32	2,664,799	0.81%	33.43%	to	33.09%
2012	0.00%	to	0.25%	298,582	9.38	to	9.25	2,782,221	1.78%	13.08%	to	12.80%
VIP Emerging Markets Series: Service Class (DWVEMS)
2016	0.00%	to	0.25%	308,163	10.14	to	10.02	3,089,001	0.73%	13.68%	to	13.40%
2015	0.20%	to	0.25%	231,836	8.85	to	8.84	2,049,470	0.53%	-14.94%	to	-14.99%
2014	0.00%	to	0.25%	110,505	10.46	to	10.39	1,148,980	0.38%	-8.26%	to	-8.49%
2013	0.00%	to	0.25%	37,049	11.41	to	11.36	420,861	0.19%	9.86%	to	9.58%
VIP Small Cap Value Series: Service Class (DWVSVS)
2016	0.00%	to	0.25%	1,068,310	17.66	to	17.41	18,632,616	0.71%	31.08%	to	30.76%
2015	0.00%	to	0.25%	980,158	13.47	to	13.31	13,060,799	0.50%	-6.46%	to	-6.70%
2014	0.00%	to	0.25%	1,035,605	14.40	to	14.27	14,786,804	0.29%	5.62%	to	5.35%
2013	0.00%	to	0.25%	804,104	13.63	to	13.54	10,896,188	0.55%	33.17%	to	32.84%
2012	0.00%	to	0.25%	391,672	10.24	to	10.20	3,994,444	0.21%	13.63%	to	13.35%
VA Inflation-Protected Securities Portfolio (DFVIPS)
2016	0.00%	to	0.25%	520,430	9.98	to	9.84	5,121,644	2.57%	-0.19%	to	-1.63%	****
VA International Small Portfolio (DFVIS)
2016	0.20%	to	0.25%	85,815	10.22	to	10.22	877,242	2.28%	6.02%	to	5.97%
2015	0.20%	to	0.25%	105,953	9.64	to	9.64	1,021,665	2.07%	-3.56	to	-3.60%	****
VA U.S. Targeted Value Portfolio (DFVUTV)
2016	0.20%	to	0.25%	239,703	11.64	to	11.63	2,789,935	1.09%	27.24%	to	27.17%
2015	0.20%	to	0.25%	215,294	9.15	to	9.15	1,969,559	1.32%	-8.51%	to	-8.54%	****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2016	0.00%	to	0.25%	19,688,978	31.44	to	21.64	478,455,050	2.03%	11.71%	to	11.43%
2015	0.00%	to	0.25%	19,872,339	28.15	to	19.42	433,286,156	1.84%	1.11%	to	0.85%
2014	0.00%	to	0.25%	19,703,250	27.84	to	19.25	428,953,663	1.78%	13.42%	to	13.14%
2013	0.00%	to	0.25%	18,495,758	24.54	to	17.02	359,230,963	1.87%	32.03%	to	31.70%
2012	0.00%	to	0.25%	18,671,915	18.59	to	12.92	275,529,192	2.05%	15.74%	to	15.45%
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2016	0.00%	to	0.25%	461,676	24.91	to	16.00	11,294,775	1.28%	10.37%	to	10.10%
2015	0.00%	to	0.25%	503,710	22.57	to	14.53	11,176,410	1.06%	-3.19%	to	-3.44%
2014	0.00%	to	0.25%	579,590	23.32	to	15.05	13,108,017	1.04%	13.45%	to	13.17%
2013	0.00%	to	0.25%	609,225	20.55	to	13.30	12,228,151	1.23%	34.34%	to	34.01%
2012	0.00%	to	0.25%	657,466	15.30	to	9.93	9,812,092	0.80%	11.97%	to	11.69%
Global Income Builder VIP - Class A (DSGIBA)
2016			0.00%	2,350			10.41	24,457	0.00%			4.07%	****
Floating-Rate Income Fund (ETVFR)
2016	0.00%	to	0.25%	5,996,803	12.06	to	11.89	71,736,301	3.48%	8.95%	to	8.67%
2015	0.00%	to	0.25%	5,769,523	11.07	to	10.94	63,451,455	3.33%	-0.99%	to	-1.24%
2014	0.00%	to	0.25%	6,022,601	11.18	to	11.08	66,999,384	3.22%	0.57%	to	0.32%
2013	0.00%	to	0.25%	2,302,534	11.12	to	11.04	25,512,559	3.51%	3.85%	to	3.59%
2012	0.10%	to	0.25%	1,438,087	10.69	to	10.66	15,367,260	3.38%	7.22%	to	7.06%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2016			0.00%	369,466			18.22	6,732,869	5.10%			14.02%
2015			0.00%	377,928			15.98	6,040,094	4.68%			-7.05%
2014			0.00%	390,265			17.20	6,710,629	4.91%			4.62%
2013			0.00%	391,706			16.44	6,438,224	6.32%			13.94%
2012			0.00%	397,235			14.43	5,730,247	6.26%			12.65%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rising Dividends Securities Fund - Class 1 (FTVRDI)
2016			0.00%	517,880			32.12	16,634,002	1.58%			16.33%
2015			0.00%	570,589			27.61	15,754,609	1.64%			-3.42%
2014			0.00%	599,977			28.59	17,151,918	1.53%			9.01%
2013			0.00%	706,879			26.23	18,538,455	1.74%			30.05%
2012			0.00%	689,703			20.17	13,908,387	1.82%			12.18%
Small Cap Value Securities Fund - Class 1 (FTVSVI)
2016			0.00%	245,509			44.29	10,874,493	1.03%			30.54%
2015			0.00%	255,164			33.93	8,658,290	0.91%			-7.18%
2014			0.00%	292,511			36.56	10,693,748	0.83%			0.88%
2013			0.00%	314,978			36.24	11,414,310	1.50%			36.50%
2012			0.00%	363,138			26.55	9,640,363	1.03%			18.75%
Small Cap Value Securities Fund - Class 2 (FTVSV2)
2016	0.00%	to	0.25%	416,003	27.11	to	26.33	10,975,714	0.81%	30.19%	to	29.86%
2015	0.00%	to	0.25%	436,021	20.83	to	20.28	8,856,820	0.65%	-7.39%	to	-7.62%
2014	0.00%	to	0.25%	512,783	22.49	to	21.95	11,301,870	0.63%	0.57%	to	0.32%
2013	0.00%	to	0.25%	465,556	22.36	to	21.88	10,229,704	1.33%	36.24%	to	35.90%
2012	0.00%	to	0.25%	404,795	16.41	to	16.10	6,539,867	0.80%	18.39%	to	18.09%
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
2016	0.00%	to	0.25%	136,852	15.90	to	15.54	2,163,040	1.69%	12.18%	to	11.90%
2015	0.00%	to	0.25%	147,343	14.17	to	13.89	2,077,541	3.80%	-3.65%	to	-3.89%
2014	0.00%	to	0.25%	32,122	14.71	to	14.45	464,392	2.43%	5.71%	to	5.44%
2013			0.25%	20,950			13.71	287,147	2.67%			27.30%
2012			0.25%	13,771			10.77	148,276	1.98%			13.07%
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2016			0.00%	271,041			8.90	2,413,106	0.80%			17.44%
2015			0.00%	285,175			7.58	2,161,899	2.16%			-19.60%
2014			0.00%	338,402			9.43	3,190,883	1.50%			-5.71%	****
Templeton Foreign Securities Fund - Class 1 (TIF)
2016			0.00%	38,500			25.74	990,896	2.16%			7.49%
2015			0.00%	42,432			23.94	1,016,000	3.58%			-6.31%
2014			0.00%	48,081			25.56	1,228,764	2.07%			-10.89%
2013			0.00%	53,511			28.68	1,534,588	2.56%			23.27%
2012			0.00%	58,522			23.26	1,361,447	3.25%			18.60%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2016	0.00%	to	0.25%	1,063,433	23.54	to	22.71	24,424,763	1.95%	7.18%	to	6.91%
2015	0.00%	to	0.25%	1,146,428	21.96	to	21.24	24,618,620	3.22%	-6.49%	to	-6.73%
2014	0.00%	to	0.25%	1,087,231	23.49	to	22.77	25,006,807	1.97%	-11.13%	to	-11.35%
2013	0.10%	to	0.25%	642,739	26.13	to	25.69	16,554,377	2.30%	22.85%	to	22.66%
2012	0.10%	to	0.25%	628,537	21.27	to	20.94	13,199,367	3.00%	18.11%	to	17.94%
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2016	0.00%	to	0.25%	457,762	17.09	to	16.70	7,800,411	0.00%	2.94%	to	2.68%
2015	0.00%	to	0.25%	662,999	16.60	to	16.26	10,987,604	7.60%	-4.30%	to	-4.54%
2014	0.00%	to	0.25%	774,609	17.35	to	17.04	13,406,161	3.71%	1.83%	to	1.58%
2013	0.00%	to	0.25%	2,511,603	17.04	to	16.77	42,440,610	4.74%	1.63%	to	1.38%
2012	0.00%	to	0.25%	2,363,034	16.77	to	16.55	39,360,480	5.98%	15.07%	to	14.78%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2016			0.00%	44,251			14.67	649,006	3.82%			13.18%
2015			0.00%	51,295			12.96	664,708	2.92%			-6.21%
2014			0.00%	53,635			13.82	741,071	2.78%			2.85%
2013			0.00%	50,080			13.43	672,789	11.86%			23.77%
2012			0.00%	35,375			10.85	383,969	2.65%			15.33%
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
2016	0.00%	to	0.25%	1,451,430	11.12	to	9.93	14,597,838	0.00%	3.21%	to	2.95%
2015	0.00%	to	0.25%	1,372,392	10.78	to	9.65	13,399,403	7.61%	-4.10%	to	-4.34%
2014	0.00%	to	0.25%	1,178,165	11.24	to	10.08	11,985,782	4.04%	2.12%	to	0.85%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2016	0.00%	to	0.25%	228,597	14.83	to	14.66	3,383,296	0.00%	0.76%	to	0.50%
2015	0.00%	to	0.25%	345,418	14.72	to	14.59	5,068,137	0.00%	1.21%	to	0.95%
2014	0.00%	to	0.25%	341,263	14.55	to	14.45	4,953,394	0.00%	8.04%	to	7.77%
2013	0.00%	to	0.25%	321,052	13.47	to	13.41	4,317,352	0.41%	37.01%	to	36.67%
2012	0.00%	to	0.25%	341,791	9.83	to	9.81	3,357,388	0.00%	-1.72%	to	-1.89%	****
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2016			0.00%	134,610			11.04	1,486,483	0.47%			11.64%
2015			0.00%	62,732			9.89	620,517	4.97%			-4.10%
2014			0.00%	38,475			10.31	396,848	0.00%			3.14%	****
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2016	0.00%	to	0.25%	1,056,953	32.80	to	31.78	33,768,491	0.66%	14.69%	to	14.41%
2015	0.00%	to	0.25%	573,578	28.60	to	27.77	16,060,386	0.94%	-2.66%	to	-2.90%
2014	0.00%	to	0.25%	372,474	29.38	to	28.60	10,699,926	0.71%	15.11%	to	14.82%
2013	0.00%	to	0.25%	258,597	25.52	to	24.91	6,466,290	0.96%	32.30%	to	31.97%
2012	0.00%	to	0.25%	99,517	19.29	to	18.88	1,885,985	0.28%	20.38%	to	20.08%
Small Cap Core Portfolio 1 (JPSCE1)
2016			0.25%	9,466			11.10	105,109	0.47%			19.91%
2015			0.25%	4,684			9.26	43,373	0.00%			-7.40%	****
Balanced Portfolio: Service Shares (JABS)
2016	0.00%	to	0.25%	1,000,252	28.86	to	27.84	28,132,139	1.98%	4.32%	to	4.06%
2015	0.00%	to	0.25%	947,970	27.66	to	26.76	25,570,430	1.68%	0.41%	to	0.16%
2014	0.00%	to	0.25%	933,751	27.55	to	26.71	25,164,067	1.54%	8.24%	to	7.97%
2013	0.00%	to	0.25%	821,725	25.45	to	24.74	20,512,662	2.01%	19.80%	to	19.50%
2012	0.00%	to	0.25%	703,225	21.24	to	20.70	14,705,391	2.66%	13.37%	to	13.09%
Enterprise Portfolio: Service Shares (JAMGS)
2016	0.00%	to	0.25%	457,212	10.79	to	10.77	4,926,666	0.40%	7.90%	to	7.72%	****
Flexible Bond Portfolio: Service Shares (JAFBS)
2016	0.00%	to	0.25%	1,347,630	10.32	to	10.26	13,834,191	2.43%	2.22%	to	1.97%
2015	0.00%	to	0.25%	1,234,000	10.09	to	10.06	12,417,813	2.23%	-0.06%	to	-0.31%
2014	0.20%	to	0.25%	435,927	10.09			4,399,676	1.29%			0.92%	****
Forty Portfolio: Service Shares (JACAS)
2016	0.00%	to	0.25%	1,996,099	20.83	to	19.97	41,096,683	0.88%	1.94%	to	1.69%
2015	0.00%	to	0.25%	2,232,703	20.43	to	19.63	45,096,682	1.25%	11.94%	to	11.66%
2014	0.00%	to	0.25%	2,473,108	18.25	to	17.58	44,660,750	0.03%	8.47%	to	8.20%
2013	0.00%	to	0.25%	2,806,731	16.83	to	16.25	46,697,005	0.59%	30.89%	to	30.56%
2012	0.00%	to	0.25%	3,302,617	12.86	to	12.45	42,001,099	0.55%	23.86%	to	23.55%
Global Technology Portfolio: Service Shares (JAGTS)
2016	0.00%	to	0.25%	1,367,724	11.03	to	10.57	14,991,999	0.09%	13.85%	to	13.57%
2015	0.00%	to	0.25%	1,452,572	9.69	to	9.31	14,007,986	0.81%	4.65%	to	4.38%
2014	0.00%	to	0.25%	1,666,220	9.26	to	8.92	15,350,042	0.00%	9.35%	to	9.07%
2013	0.00%	to	0.25%	1,724,013	8.47	to	8.18	14,513,340	0.00%	35.39%	to	35.05%
2012	0.00%	to	0.25%	1,913,179	6.25	to	6.06	11,896,992	0.00%	19.15%	to	18.85%
Overseas Portfolio: Service Shares (JAIGS)
2016	0.00%	to	0.25%	1,506,768	13.02	to	12.48	19,431,410	5.11%	-6.71%	to	-6.94%
2015	0.00%	to	0.25%	1,556,610	13.95	to	13.41	21,561,467	0.48%	-8.80%	to	-9.03%
2014	0.00%	to	0.25%	1,927,784	15.30	to	14.74	29,256,435	5.77%	-12.10%	to	-12.32%
2013	0.00%	to	0.25%	2,331,866	17.41	to	16.81	40,211,611	3.05%	14.28%	to	14.00%
2012	0.00%	to	0.25%	2,835,962	15.23	to	14.75	42,805,297	0.69%	13.18%	to	12.90%
Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)
2016	0.00%	to	0.25%	82,367	17.60	to	17.31	1,432,096	0.82%	18.76%	to	18.47%
2015	0.00%	to	0.25%	135,681	14.82	to	14.61	1,988,712	1.06%	-3.69%	to	-3.93%
2014	0.00%	to	0.25%	128,064	15.39	to	15.21	1,952,405	3.38%	8.44%	to	8.17%
2013	0.00%	to	0.25%	135,589	14.19	to	14.06	1,908,778	1.00%	25.81%	to	25.49%
2012	0.00%	to	0.25%	189,721	11.28	to	11.21	2,127,531	0.89%	10.79%	to	10.51%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2016	0.00%	to	0.25%	3,028,245	10.38	to	10.21	31,006,169	1.04%	20.78%	to	20.48%
2015	0.00%	to	0.25%	3,088,800	8.59	to	8.47	26,233,081	1.29%	-20.05%	to	-20.25%
2014	0.00%	to	0.25%	2,531,668	10.75	to	10.62	26,936,682	1.81%	-4.64%	to	-4.87%
2013	0.00%	to	0.25%	2,130,245	11.27	to	11.17	23,822,313	1.47%	-1.24%	to	-1.49%
2012	0.00%	to	0.25%	1,981,197	11.41	to	11.34	22,485,704	1.71%	22.05%	to	21.75%
Lord Abbett Series Fund Inc. - Bond Debenture Portfolio: Class VC (LOVBD)
2016	0.20%	to	0.25%	226,991	11.11	to	11.09	2,518,441	5.09%	11.91%	to	11.85%
2015	0.20%	to	0.25%	30,871	9.93	to	9.92	306,229	8.70%	-1.73%	to	-1.78%
Lord Abbett Series Fund Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)
2016	0.00%	to	0.25%	5,533	21.96	to	21.33	118,289	0.51%	16.39%	to	16.10%
2015	0.00%	to	0.25%	5,441	18.87	to	18.37	100,210	0.10%	-3.79%	to	-4.03%
2014	0.00%	to	0.25%	57,274	19.61	to	19.15	1,101,297	0.34%	11.53%	to	11.25%
2013	0.00%	to	0.25%	84,220	17.59	to	17.21	1,455,733	0.44%	30.32%	to	29.99%
2012	0.00%	to	0.25%	83,197	13.49	to	13.24	1,106,163	0.77%	14.54%	to	14.26%
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
2016	0.00%	to	0.25%	1,122,526	10.24	to	10.20	11,458,058	3.23%	4.26%	to	4.00%
2015	0.00%	to	0.25%	696,348	9.82	to	9.81	6,830,955	6.21%	-1.76%	to	-1.93%	****
Lord Abbett Series Fund Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
2016	0.20%	to	0.25%	1,181,419	10.14	to	10.14	11,980,773	4.09%	1.44%	to	1.40%	****
VIT II - MFS Blended Research Core Equity Portfolio- Service Class (MVBRES)
2016	0.20%	to	0.25%	56,347	11.98	to	11.96	673,978	1.20%	7.96%	to	7.91%
2015	0.20%	to	0.25%	74,067	11.09	to	11.08	821,115	2.15%	0.67%	to	0.62%
Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2016			0.00%	271,340			10.46	2,837,846	0.60%			6.08%
2015			0.00%	297,791			9.86	2,936,113	0.50%			-1.40%	****
Var Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
2016	0.20%	to	0.25%	287,386			9.05	2,599,441	1.34%			-1.16%
2015	0.00%	to	0.25%	310,021	9.17	to	9.15	2,837,301	1.83%	-8.31%	to	-8.49%	****
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
2016			0.00%	23,315			14.51	338,410	0.00%			9.05%
2015			0.00%	30,567			13.31	406,846	0.00%			-1.89%
2014			0.00%	39,384			13.57	534,273	0.00%			-7.26%
2013			0.00%	54,531			14.63	797,640	0.00%			41.52%
2012			0.00%	7,796			10.34	80,579	0.00%			3.36%	****
New Discovery Series - Service Class (MNDSC)
2016	0.20%	to	0.25%	5,578	14.22	to	14.18	79,121	0.00%	8.58%	to	8.53%
2015	0.00%	to	0.25%	27,229	13.19	to	13.07	356,357	0.00%	-2.15%	to	-2.39%
2014	0.00%	to	0.25%	81,742	13.48	to	13.39	1,095,280	0.00%	-7.49%	to	-7.72%
2013	0.00%	to	0.25%	148,553	14.57	to	14.51	2,155,892	0.00%	41.22%	to	40.86%
2012	0.25%			65,112			10.30	670,683	0.00%			3.00%	****
Value Series - Initial Class (MVFIC)
2016			0.00%	332,771			36.04	11,991,713	2.16%			14.09%
2015			0.00%	313,122			31.59	9,890,222	2.29%			-0.74%
2014			0.00%	314,764			31.82	10,015,870	1.51%			10.51%
2013			0.00%	368,819			28.79	10,619,793	1.21%			35.89%
2012			0.00%	394,370			21.19	8,356,622	1.70%			16.26%
Value Series - Service Class (MVFSC)
2016	0.00%	to	0.25%	3,786,227	17.49	to	17.09	64,920,421	2.00%	13.78%	to	13.49%
2015	0.00%	to	0.25%	2,395,774	15.38	to	15.06	36,194,371	2.12%	-0.93%	to	-1.18%
2014	0.00%	to	0.25%	1,817,807	15.52	to	15.24	27,779,416	1.33%	10.20%	to	9.93%
2013	0.00%	to	0.25%	2,108,924	14.08	to	13.86	29,309,020	1.02%	35.59%	to	35.26%
2012	0.00%	to	0.25%	2,084,955	10.39	to	10.25	21,406,037	1.48%	15.88%	to	15.59%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2016	0.00%	to	0.25%	3,598,366	23.27	to	22.83	82,415,948	1.15%	3.84%	to	3.58%
2015	0.00%	to	0.25%	3,393,304	22.41	to	22.04	74,992,713	1.81%	6.32%	to	6.05%
2014	0.00%	to	0.25%	2,912,540	21.07	to	20.78	60,625,656	1.84%	1.13%	to	0.88%
2013	0.00%	to	0.25%	2,760,169	20.84	to	20.60	56,931,951	1.39%	27.63%	to	27.31%
2012	0.00%	to	0.25%	2,528,785	16.33	to	16.18	40,955,451	1.59%	15.93%	to	15.64%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2016			0.00%	118,983			16.83	2,002,670	2.08%			6.11%
2015			0.00%	101,355			15.86	1,607,721	3.38%			-0.65%
2014			0.00%	107,604			15.97	1,718,027	2.84%			7.85%
2013			0.00%	119,123			14.80	1,763,427	3.52%			-0.32%
2012			0.00%	159,977			14.85	2,375,733	4.54%			9.44%
Emerging Markets Debt Portfolio - Class I (MSEM)
2016	0.00%	to	0.25%	507,033	36.45	to	35.05	21,693,860	6.88%	10.55%	to	10.28%
2015	0.00%	to	0.25%	826,783	32.97	to	31.78	33,218,941	5.22%	-1.12%	to	-1.36%
2014	0.00%	to	0.25%	955,142	33.35	to	32.22	38,169,060	5.48%	2.93%	to	2.67%
2013	0.00%	to	0.25%	985,279	32.40	to	31.39	38,132,292	4.05%	-8.75%	to	-8.98%
2012	0.00%	to	0.25%	977,094	35.50	to	34.48	41,041,916	2.86%	17.96%	to	17.67%
Global Real Estate Portfolio - Class II (VKVGR2)
2016	0.00%	to	0.25%	422,599	11.76	to	11.49	4,870,267	1.40%	3.12%	to	2.86%
2015	0.00%	to	0.25%	471,131	11.40	to	11.17	5,270,760	2.30%	-1.42%	to	-1.66%
2014	0.00%	to	0.25%	421,696	11.57	to	11.36	4,797,159	0.69%	13.85%	to	13.57%
2013	0.00%	to	0.25%	290,891	10.16	to	10.00	2,913,382	3.58%	2.63%	to	2.38%
2012	0.00%	to	0.25%	242,254	9.90	to	9.77	2,370,646	0.54%	29.94%	to	29.62%
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)
2016	0.00%	to	0.25%	372,666	15.50	to	14.86	5,557,051	0.00%	-8.78%	to	-9.01%
2015	0.00%	to	0.25%	561,751	16.99	to	16.34	9,220,353	0.00%	-5.90%	to	-6.13%
2014	0.00%	to	0.25%	758,843	18.05	to	17.40	13,267,348	0.00%	1.97%	to	1.71%
2013	0.00%	to	0.25%	785,039	17.71	to	17.11	13,482,809	0.37%	37.49%	to	37.14%
2012	0.00%	to	0.25%	900,392	12.88	to	12.48	11,269,895	0.00%	8.69%	to	8.42%
Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)
2016	0.00%	to	0.25%	81,298	20.08	to	19.62	1,601,538	0.00%	-1.64%	to	-1.88%
2015	0.00%	to	0.25%	69,285	20.41	to	20.00	1,390,107	0.00%	12.24%	to	11.96%
2014	0.00%	to	0.25%	71,574	18.19	to	17.86	1,280,698	0.00%	6.36%	to	6.09%
2013	0.00%	to	0.25%	93,010	17.10	to	16.83	1,566,998	0.53%	48.07%	to	47.70%
2012	0.00%	to	0.25%	135,128	11.55	to	11.40	1,540,514	0.00%	14.38%	to	14.09%
U.S. Real Estate Portfolio - Class I (MSVRE)
2016	0.10%	to	0.25%	338,494	64.16	to	51.21	18,264,129	1.38%	6.71%	to	6.55%
2015	0.10%	to	0.25%	402,965	60.13	to	48.07	20,329,045	1.35%	2.07%	to	1.92%
2014	0.10%	to	0.25%	417,956	58.91	to	47.16	20,424,278	1.39%	29.59%	to	29.40%
2013	0.10%	to	0.25%	453,779	45.46	to	36.45	16,994,730	1.13%	1.95%	to	1.80%
2012	0.10%	to	0.25%	660,510	44.59	to	35.80	24,416,983	0.84%	15.72%	to	15.55%
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)
2016			0.00%	77			10.47	806	12.37%			5.94%
2014			0.00%	1			10.20	10	2.52%			1.96%	****
NVIT Investor Destinations Managed Growth Class I (IDPG)
2015			0.00%	4,397			9.77	42,952	1.83%			-3.71%
NVIT Cardinal Managed Growth and Income Class I (NCPGI)
2016			0.00%	78			10.31	804	0.88%			5.74%
NVIT Cardinal Managed Growth Class I (NCPG)
2016			0.00%	4,715			10.23	48,251	3.18%			6.40%
2015			0.00%	4,610			9.62	44,339	1.34%			-4.62%
2014			0.00%	4,296			10.08	43,319	3.21%			0.84%	****
NVIT Bond Index Fund Class I (NVBX)
2016	0.00%	to	0.25%	9,423,378	10.53	to	10.46	98,726,317	2.31%	2.26%	to	2.01%
2015	0.00%	to	0.25%	9,294,873	10.29	to	10.25	95,391,912	2.32%	0.14%	to	-0.11%
2014	0.00%	to	0.25%	5,645,631	10.28	to	10.26	57,954,008	3.92%	2.78%	to	2.61%	****
NVIT International Index Fund Class I (NVIX)
2016	0.00%	to	0.25%	2,805,657	9.19	to	9.13	25,664,925	3.07%	0.92%	to	0.67%
2015	0.00%	to	0.25%	2,225,659	9.11	to	9.07	20,212,790	3.36%	-0.96%	to	-1.21%
2014	0.00%	to	0.25%	1,245,179	9.20	to	9.18	11,440,668	2.49%	-8.01%	to	-8.16%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2016			0.00%	1,455,365			28.30	41,186,313	2.38%			20.44%
2015			0.00%	1,546,350			23.50	36,335,010	2.39%			-4.28%
2014			0.00%	1,667,165			24.55	40,923,361	2.00%			13.12%
2013			0.00%	1,832,139			21.70	39,757,407	1.86%			31.90%
2012			0.00%	1,980,422			16.45	32,582,111	0.98%			14.66%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2016			0.00%	511,729			18.10	9,262,950	1.92%			9.00%
2015			0.00%	519,808			16.61	8,632,339	1.42%			0.98%
2014			0.00%	490,736			16.44	8,070,122	0.95%			4.99%
2013			0.00%	487,528			15.66	7,636,273	1.31%			23.28%
2012			0.00%	477,179			12.70	6,062,552	1.36%			15.72%
American Funds NVIT Bond Fund - Class II (GVABD2)
2016			0.00%	101,604			13.52	1,373,217	2.37%			2.65%
2015			0.00%	113,914			13.17	1,499,841	1.36%			-0.23%
2014			0.00%	117,093			13.20	1,545,265	1.22%			4.98%
2013			0.00%	122,305			12.57	1,537,507	1.67%			-2.57%
2012			0.00%	158,000			12.90	2,038,705	2.20%			4.97%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2016			0.00%	393,395			18.57	7,303,931	1.45%			0.19%
2015			0.00%	426,191			18.53	7,898,072	0.69%			6.54%
2014			0.00%	375,662			17.39	6,534,147	0.70%			1.84%
2013			0.00%	394,540			17.08	6,738,800	0.39%			28.64%
2012			0.00%	374,929			13.28	4,978,082	0.87%			22.09%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2016			0.00%	505,916			19.31	9,767,654	0.22%			9.06%
2015			0.00%	539,000			17.70	9,541,628	0.71%			6.43%
2014			0.00%	582,797			16.63	9,693,899	0.44%			8.07%
2013			0.00%	660,438			15.39	10,165,319	0.32%			29.61%
2012			0.00%	656,818			11.88	7,800,019	0.21%			17.40%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2016			0.00%	195,828			16.74	3,277,768	1.12%			11.09%
2015			0.00%	198,459			15.07	2,990,282	0.84%			1.09%
2014			0.00%	223,749			14.91	3,335,091	0.79%			10.23%
2013			0.00%	235,408			13.52	3,183,307	0.98%			32.97%
2012			0.00%	247,986			10.17	2,521,961	1.05%			17.06%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2016	0.00%	to	0.25%	764,369	29.25	to	28.90	22,163,019	5.76%	14.16%	to	13.87%
2015	0.00%	to	0.25%	792,106	25.62	to	25.38	20,149,457	5.47%	-2.61%	to	-2.85%
2014	0.00%	to	0.25%	816,154	26.31	to	26.13	21,289,529	5.48%	2.55%	to	2.29%
2013	0.00%	to	0.25%	679,469	25.66	to	25.54	17,286,424	6.14%	7.07%	to	6.80%
2012	0.00%	to	0.25%	891,109	23.96	to	23.91	21,088,404	8.24%	14.56%	to	14.27%
NVIT Emerging Markets Fund - Class I (GEM)
2016	0.00%	to	0.25%	533,999	23.17	to	22.25	12,233,957	0.82%	7.72%	to	7.45%
2015	0.00%	to	0.25%	532,848	21.51	to	20.71	11,336,532	0.85%	-15.99%	to	-16.20%
2014	0.00%	to	0.25%	557,428	25.61	to	24.71	14,127,165	1.22%	-5.51%	to	-5.74%
2013	0.00%	to	0.25%	347,886	27.10	to	26.22	9,214,541	1.10%	0.75%	to	0.49%
2012	0.00%	to	0.25%	443,026	26.90	to	26.09	11,673,052	0.50%	17.22%	to	16.92%
NVIT International Equity Fund - Class I (GIG)
2016	0.00%	to	0.25%	1,036,347	16.20	to	15.55	16,611,416	2.14%	0.87%	to	0.62%
2015	0.00%	to	0.25%	1,135,892	16.06	to	15.46	18,048,434	0.54%	-3.06%	to	-3.30%
2014	0.00%	to	0.25%	960,722	16.57	to	15.99	15,746,265	3.56%	-0.45%	to	-0.70%
2013	0.00%	to	0.25%	796,673	16.64	to	16.10	13,055,210	0.54%	17.83%	to	17.54%
2012	0.00%	to	0.25%	758,056	14.12	to	13.70	10,581,543	0.87%	15.61%	to	15.32%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2016			0.00%	19,769			9.50	187,771	1.93%			0.63%
2015			0.00%	20,759			9.44	195,933	0.25%			-3.22%
2014			0.00%	25,389			9.75	247,606	3.79%			-0.72%
2013			0.00%	27,530			9.82	270,431	0.53%			17.56%
2012			0.00%	29,454			8.36	246,109	0.52%			15.23%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2016			0.00%	970,413			16.32	15,835,198	0.80%			13.60%
2015			0.00%	1,043,310			14.36	14,986,341	0.77%			-1.08%
2014			0.00%	1,156,523			14.52	16,793,852	0.89%			6.60%
2013			0.00%	1,264,376			13.62	17,223,307	1.05%			43.82%
2012			0.00%	1,373,296			9.47	13,007,385	1.47%			16.94%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2016			0.00%	13,923			18.26	254,278	0.79%			10.11%
2015			0.00%	16,728			16.59	277,452	0.77%			-0.32%
2014			0.00%	20,963			16.64	348,823	0.40%			10.60%
2013			0.00%	63,496			15.04	955,287	1.00%			38.77%
2012			0.00%	26,852			10.84	291,127	0.88%			11.50%
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2016	0.00%	to	0.25%	257,360	15.02	to	23.00	3,902,437	2.47%	8.33%	to	8.06%
2015	0.00%	to	0.25%	257,344	13.87	to	21.28	3,598,068	2.63%	-1.58%	to	-1.82%
2014	0.00%	to	0.25%	294,102	14.09	to	21.68	4,162,181	2.30%	4.48%	to	4.21%
2013	0.00%	to	0.25%	261,976	13.49	to	20.80	3,541,688	1.43%	29.65%	to	29.32%
2012	0.00%	to	0.25%	213,377	10.40	to	16.08	2,220,609	1.16%	16.22%	to	15.93%
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2016	0.00%	to	0.25%	10,166,375	14.67	to	17.70	179,948,748	2.76%	6.28%	to	6.02%
2015	0.00%	to	0.25%	10,232,948	13.80	to	16.69	170,635,089	2.73%	-1.05%	to	-1.30%
2014	0.00%	to	0.25%	10,224,638	13.95	to	16.91	172,735,321	2.41%	4.46%	to	4.20%
2013	0.00%	to	0.10%	10,209,139	13.35	to	16.34	165,624,736	1.74%	14.72%	to	14.60%
2012	0.00%	to	0.10%	10,264,208	11.64	to	14.26	145,467,469	1.58%	11.24%	to	11.13%
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2016	0.00%	to	0.25%	414,927	15.05	to	20.14	6,261,130	2.87%	7.32%	to	7.05%
2015	0.00%	to	0.25%	413,648	14.02	to	18.81	5,863,151	2.92%	-1.15%	to	-1.39%
2014	0.00%	to	0.25%	502,308	14.18	to	19.08	7,154,710	2.52%	4.70%	to	4.44%
2013	0.00%	to	0.25%	505,936	13.55	to	18.27	6,867,707	1.76%	21.44%	to	21.14%
2012	0.00%			417,509	11.15			4,657,198	1.55%	13.74%
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2016	0.00%	to	0.25%	290,101	13.66	to	14.30	3,980,590	2.61%	4.81%	to	4.55%
2015	0.00%	to	0.25%	315,786	13.03	to	13.68	4,132,995	1.93%	-0.65%	to	-0.90%
2014	0.00%	to	0.25%	418,416	13.12	to	13.80	5,500,415	2.33%	3.42%	to	3.16%
2013	0.00%	to	0.25%	357,466	12.69	to	13.38	4,544,807	1.92%	5.03%	to	4.77%
2012	0.00%	to	0.25%	376,288	12.08	to	12.77	4,545,438	2.04%	7.58%	to	7.31%
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2016	0.00%	to	0.25%	463,170	14.89	to	18.91	6,922,714	2.75%	6.82%	to	6.55%
2015	0.00%	to	0.25%	490,108	13.94	to	17.74	6,859,396	2.86%	-0.98%	to	-1.22%
2014	0.00%	to	0.25%	527,052	14.07	to	17.96	7,424,847	2.58%	4.66%	to	4.40%
2013	0.00%	to	0.25%	465,232	13.45	to	17.21	6,256,218	1.68%	17.98%	to	17.68%
2012	0.00%			489,603	11.40			5,580,088	1.47%	12.45%
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2016	0.00%	to	0.25%	448,324	14.99	to	21.19	6,816,853	2.72%	7.69%	to	7.42%
2015	0.00%	to	0.25%	465,467	13.92	to	19.72	6,554,672	3.14%	-1.43%	to	-1.67%
2014	0.00%	to	0.25%	500,786	14.12	to	20.06	7,122,373	2.54%	4.66%	to	4.40%
2013	0.00%	to	0.25%	539,732	13.49	to	19.21	7,290,898	1.65%	24.35%	to	24.04%
2012	0.00%	to	0.25%	475,266	10.85	to	15.49	5,157,615	1.27%	14.67%	to	14.38%
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2016	0.00%	to	0.25%	300,175	14.41	to	16.56	4,358,449	2.66%	5.99%	to	5.73%
2015	0.00%	to	0.25%	356,776	13.60	to	15.66	4,919,377	2.82%	-0.88%	to	-1.13%
2014	0.00%	to	0.25%	274,907	13.72	to	15.84	3,837,479	2.59%	4.17%	to	3.91%
2013	0.00%	to	0.25%	234,164	13.17	to	15.25	3,134,027	2.10%	11.33%	to	11.05%
2012	0.00%	to	0.25%	168,356	11.83	to	13.73	2,023,329	1.97%	10.13%	to	9.86%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Core Bond Fund - Class I (NVCBD1)
2016			0.00%	115,114			14.34	1,650,436	3.79%			5.35%
2015			0.00%	71,807			13.61	977,281	2.55%			-0.72%
2014			0.00%	72,271			13.71	990,731	3.25%			5.06%
2013			0.00%	65,876			13.05	859,611	2.38%			-1.91%
2012			0.00%	72,492			13.30	964,375	3.01%			7.75%
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2016			0.00%	145,090			15.32	2,222,841	2.98%			3.70%
2015			0.00%	163,170			14.77	2,410,668	1.87%			-0.32%
2014			0.00%	165,785			14.82	2,457,106	2.41%			5.09%
2013			0.00%	68,382			14.10	964,406	2.14%			-1.77%
2012			0.00%	88,003			14.36	1,263,519	3.10%			7.38%
NVIT Nationwide Fund - Class I (TRF)
2016	0.00%	to	0.25%	5,801,396	26.42	to	20.66	131,664,747	1.45%	11.39%	to	11.11%
2015	0.00%	to	0.25%	6,001,037	23.72	to	18.59	122,867,582	1.25%	0.94%	to	0.68%
2014	0.00%	to	0.25%	5,535,091	23.50	to	18.47	113,397,553	1.18%	12.15%	to	11.87%
2013	0.00%	to	0.25%	5,235,424	20.95	to	16.51	96,357,207	1.36%	31.10%	to	30.77%
2012	0.00%	to	0.25%	5,630,708	15.98	to	12.62	79,096,053	1.42%	14.21%	to	13.93%
NVIT Government Bond Fund - Class I (GBF)
2016	0.00%	to	0.25%	2,681,148	22.20	to	18.15	53,132,962	1.93%	0.74%	to	0.49%
2015	0.00%	to	0.25%	2,796,778	22.03	to	18.06	55,120,112	1.66%	-0.11%	to	-0.36%
2014	0.00%	to	0.25%	3,237,960	22.06	to	18.13	63,730,810	1.84%	4.57%	to	4.31%
2013	0.00%	to	0.25%	4,678,416	21.09	to	17.38	88,111,568	1.58%	-4.06%	to	-4.29%
2012	0.00%	to	0.25%	6,848,651	21.98	to	18.16	132,739,247	2.29%	3.06%	to	2.80%
NVIT International Index Fund - Class II (GVIX2)
2016	0.00%	to	0.25%	247,534	9.33	to	9.10	2,308,841	2.46%	0.75%	to	0.50%
2015	0.00%	to	0.25%	361,122	9.26	to	9.06	3,319,649	2.05%	-1.26%	to	-1.50%
2014	0.00%	to	0.25%	368,560	9.38	to	9.20	3,430,319	2.77%	-6.12%	to	-6.36%
2013	0.00%	to	0.25%	1,031,670	9.99	to	9.82	10,179,629	3.02%	21.36%	to	21.06%
2012	0.00%	to	0.25%	941,904	8.23	to	8.11	7,665,578	2.39%	18.29%	to	17.99%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2016	0.00%	to	0.25%	940,743	24.86	to	23.95	23,255,440	1.68%	9.47%	to	9.19%
2015	0.00%	to	0.25%	969,751	22.71	to	21.93	21,912,397	1.39%	-1.00%	to	-1.25%
2014	0.00%	to	0.25%	1,073,873	22.94	to	22.21	24,498,323	1.57%	4.99%	to	4.72%
2013	0.00%	to	0.25%	1,274,214	21.85	to	21.21	27,694,970	1.70%	27.25%	to	26.93%
2012	0.00%	to	0.25%	1,281,727	17.17	to	16.71	21,905,937	1.41%	15.90%	to	15.61%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2016			0.00%	89,591			17.76	1,590,862	1.94%			6.30%
2015			0.00%	90,670			16.70	1,514,570	1.45%			-0.17%
2014			0.00%	117,578			16.73	1,967,463	1.72%			4.59%
2013			0.00%	109,004			16.00	1,744,025	1.76%			13.42%
2012			0.00%	101,106			14.11	1,426,210	2.24%			9.39%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2016			0.00%	37,033			20.48	758,600	1.87%			7.74%
2015			0.00%	38,096			19.01	724,321	1.65%			-0.53%
2014			0.00%	34,838			19.11	665,918	2.15%			5.21%
2013			0.00%	16,580			18.17	301,222	1.53%			19.49%
2012			0.00%	23,052			15.20	350,481	1.85%			12.25%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2016	0.00%	to	0.25%	799,851	17.55	to	16.91	13,812,389	2.24%	4.26%	to	4.00%
2015	0.00%	to	0.25%	616,603	16.83	to	16.26	10,263,238	1.78%	0.26%	to	0.01%
2014	0.00%	to	0.25%	658,975	16.79	to	16.25	10,974,987	1.88%	3.89%	to	3.63%
2013	0.00%	to	0.25%	675,196	16.16	to	15.69	10,837,100	1.63%	4.83%	to	4.57%
2012	0.00%	to	0.25%	755,925	15.42	to	15.00	11,569,034	1.71%	5.18%	to	4.91%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2016	0.00%	to	0.25%	2,881,380	21.94	to	21.13	62,909,448	1.83%	7.14%	to	6.88%
2015	0.00%	to	0.25%	3,138,153	20.47	to	19.77	63,960,082	1.61%	-0.33%	to	-0.58%
2014	0.00%	to	0.25%	3,422,115	20.54	to	19.89	70,012,770	1.67%	5.18%	to	4.92%
2013	0.00%	to	0.25%	3,736,779	19.53	to	18.96	72,702,876	1.61%	16.63%	to	16.34%
2012	0.00%	to	0.25%	4,170,660	16.75	to	16.29	69,592,617	1.61%	10.81%	to	10.53%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2016	0.00%	to	0.25%	3,657,818	23.81	to	22.94	86,550,055	1.78%	8.48%	to	8.21%
2015	0.00%	to	0.25%	3,783,159	21.95	to	21.20	82,593,425	1.49%	-0.73%	to	-0.98%
2014	0.00%	to	0.25%	3,927,295	22.11	to	21.41	86,486,411	1.74%	4.96%	to	4.69%
2013	0.00%	to	0.25%	3,786,951	21.07	to	20.45	79,655,146	1.62%	22.38%	to	22.07%
2012	0.00%	to	0.25%	4,264,890	17.21	to	16.75	73,291,785	1.63%	13.76%	to	13.48%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2016	0.00%	to	0.25%	847,141	20.07	to	19.33	16,894,695	2.02%	5.70%	to	5.44%
2015	0.00%	to	0.25%	822,967	18.98	to	18.33	15,576,328	1.68%	-0.03%	to	-0.28%
2014	0.00%	to	0.25%	883,442	18.99	to	18.38	16,724,811	1.83%	4.74%	to	4.48%
2013	0.00%	to	0.25%	929,870	18.13	to	17.60	16,808,751	1.67%	10.49%	to	10.22%
2012	0.00%	to	0.25%	1,041,782	16.41	to	15.97	17,039,395	1.75%	8.04%	to	7.77%
NVIT Mid Cap Index Fund - Class I (MCIF)
2016	0.00%	to	0.25%	2,420,022	57.09	to	38.14	107,613,758	1.29%	20.29%	to	19.99%
2015	0.00%	to	0.25%	2,307,024	47.46	to	31.79	86,562,644	1.19%	-2.53%	to	-2.78%
2014	0.00%	to	0.25%	2,088,515	48.69	to	32.69	80,705,813	1.08%	9.42%	to	9.15%
2013	0.00%	to	0.25%	2,137,602	44.50	to	29.95	75,996,983	1.15%	33.05%	to	32.72%
2012	0.00%	to	0.25%	2,141,754	33.45	to	22.57	57,446,510	1.07%	17.47%	to	17.18%
NVIT Money Market Fund - Class I (SAM)
2016	0.00%	to	0.25%	3,214,145	14.29	to	11.79	45,893,151	0.01%	0.01%	to	-0.24%
2015	0.00%	to	0.25%	3,306,864	14.29	to	11.82	47,207,095	0.00%	0.00%	to	-0.25%
2014	0.00%	to	0.25%	4,000,593	14.29	to	11.85	56,025,296	0.00%	0.00%	to	-0.25%
2013	0.00%	to	0.25%	4,607,576	14.29	to	11.88	64,524,668	0.00%	0.00%	to	-0.25%
2012	0.00%	to	0.25%	6,108,577	14.29	to	11.91	85,967,265	0.00%	0.00%	to	-0.25%
NVIT Money Market Fund - Class V (SAM5)
2016	0.00%	to	0.25%	13,128,527	11.73	to	11.33	149,888,173	0.03%	0.03%	to	-0.22%
2015	0.00%	to	0.25%	14,808,532	11.73	to	11.35	169,295,370	0.00%	0.00%	to	-0.25%
2014	0.00%	to	0.25%	14,550,861	11.73	to	11.38	166,552,415	0.00%	0.00%	to	-0.25%
2013	0.00%	to	0.25%	19,129,974	11.73	to	11.41	219,396,554	0.00%	0.00%	to	-0.25%
2012	0.00%	to	0.25%	18,461,412	11.73	to	11.44	212,099,838	0.00%	0.00%	to	-0.25%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2016			0.00%	1,476,548			9.54	14,087,207	1.44%			-2.12%
2015			0.00%	1,587,910			9.75	15,478,083	0.72%			-0.49%
2014			0.00%	1,641,194			9.80	16,076,383	1.06%			-2.04%	****
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2016			0.00%	247,269			18.94	4,684,146	3.07%			5.23%
2015			0.00%	258,691			18.00	4,657,160	1.19%			-5.12%
2014			0.00%	281,697			18.97	5,344,914	2.81%			-9.46%
2013			0.00%	32,529			20.96	681,722	2.34%			21.41%
2012			0.00%	39,531			17.26	682,396	0.39%			17.29%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2016	0.00%	to	0.25%	702,223	16.95	to	16.59	11,876,806	0.89%	2.19%	to	1.94%
2015	0.00%	to	0.25%	699,376	16.59	to	16.27	11,590,235	0.47%	3.43%	to	3.18%
2014	0.00%	to	0.25%	744,288	16.04	to	15.77	11,927,494	0.49%	10.44%	to	10.16%
2013	0.00%	to	0.25%	817,723	14.52	to	14.32	11,866,467	0.75%	34.74%	to	34.40%
2012	0.00%	to	0.25%	983,243	10.78	to	10.65	10,586,485	0.46%	16.35%	to	16.06%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2016	0.00%	to	0.25%	990,502	17.16	to	19.35	18,396,747	1.87%	16.35%	to	16.06%
2015	0.00%	to	0.25%	1,027,161	14.75	to	16.67	16,442,051	2.27%	-3.15%	to	-3.39%
2014	0.00%	to	0.25%	509,471	15.23	to	17.26	7,832,611	1.26%	10.52%	to	10.24%
2013	0.00%	to	0.25%	537,399	13.78	to	15.66	7,467,794	1.34%	35.44%	to	35.10%
2012	0.00%	to	0.25%	650,008	10.17	to	11.59	6,714,538	1.34%	17.81%	to	17.52%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2016	0.00%	to	0.25%	2,572,757	17.11	to	16.75	43,899,908	0.00%	6.47%	to	6.20%
2015	0.00%	to	0.25%	2,738,949	16.07	to	15.77	43,932,455	0.00%	-0.18%	to	-0.43%
2014	0.00%	to	0.25%	2,156,480	16.10	to	15.84	34,718,009	0.00%	4.04%	to	3.78%
2013	0.00%	to	0.25%	2,367,293	15.48	to	15.26	36,643,379	0.00%	38.94%	to	38.60%
2012	0.00%	to	0.25%	2,553,965	11.14	to	11.01	28,451,549	0.00%	14.90%	to	14.62%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2016	0.00%	to	0.25%	60,062	22.05	to	21.58	1,306,453	1.61%	17.72%	to	17.43%
2015	0.00%	to	0.25%	57,439	18.73	to	18.38	1,063,100	1.44%	-2.75%	to	-2.99%
2014	0.00%	to	0.25%	48,124	19.26	to	18.95	915,950	3.76%	17.15%	to	16.86%
2013	0.20%	to	0.25%	8,378	16.26	to	16.21	136,063	1.92%	35.58%	to	35.51%
2012	0.00%	to	0.25%	5,559	12.10	to	11.96	66,613	1.34%	16.65%	to	16.36%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2016			0.00%	655,772			21.73	14,252,796	1.41%			17.59%
2015			0.00%	682,469			18.48	12,613,881	1.13%			-2.89%
2014			0.00%	798,637			19.03	15,199,545	1.43%			17.02%
2013			0.00%	801,822			16.26	13,040,702	1.19%			35.68%
2012			0.00%	861,247			11.99	10,323,947	1.13%			16.35%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2016	0.00%	to	0.25%	614,860	29.79	to	28.50	18,116,126	0.00%	8.30%	to	8.04%
2015	0.00%	to	0.25%	624,974	27.51	to	26.38	17,035,327	0.00%	0.76%	to	0.50%
2014	0.00%	to	0.25%	552,233	27.30	to	26.25	14,983,770	0.00%	2.81%	to	2.55%
2013	0.00%	to	0.25%	578,414	26.55	to	25.60	15,276,324	0.00%	44.29%	to	43.93%
2012	0.00%	to	0.25%	679,744	18.40	to	17.79	12,421,533	0.00%	13.44%	to	13.15%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2016	0.00%	to	0.25%	778,121	58.78	to	44.06	43,757,132	0.64%	25.93%	to	25.62%
2015	0.00%	to	0.25%	862,131	46.68	to	35.07	38,537,015	0.75%	-6.02%	to	-6.26%
2014	0.00%	to	0.25%	839,625	49.67	to	37.42	39,613,189	0.52%	7.02%	to	6.75%
2013	0.00%	to	0.25%	982,222	46.41	to	35.05	42,786,445	0.83%	40.40%	to	40.05%
2012	0.00%	to	0.25%	1,047,996	33.05	to	25.03	32,816,953	0.83%	20.44%	to	20.14%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2016	0.00%	to	0.25%	1,059,980	51.49	to	34.07	46,370,729	0.33%	22.83%	to	22.53%
2015	0.00%	to	0.25%	1,156,133	41.92	to	27.81	41,158,133	0.37%	-1.63%	to	-1.88%
2014	0.00%	to	0.25%	1,262,236	42.61	to	28.34	45,885,752	0.16%	0.82%	to	0.56%
2013	0.00%	to	0.25%	1,549,110	42.27	to	28.18	54,890,033	0.13%	40.91%	to	40.55%
2012	0.00%	to	0.25%	1,779,583	30.00	to	20.05	44,668,472	0.15%	15.50%	to	15.21%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2016	0.00%	to	0.25%	505,737	24.04	to	21.70	11,910,627	3.30%	8.65%	to	8.38%
2015	0.00%	to	0.25%	494,615	22.13	to	20.02	10,732,453	2.08%	-2.89%	to	-3.13%
2014	0.00%	to	0.25%	514,344	22.79	to	20.67	11,552,062	3.14%	3.88%	to	3.62%
2013	0.00%	to	0.25%	538,896	21.94	to	19.94	11,694,812	3.31%	-1.12%	to	-1.37%
2012	0.00%	to	0.25%	619,427	22.19	to	20.22	13,566,735	2.47%	12.25%	to	11.97%
NVIT Short Term Bond Fund - Class I (NVSTB1)
2016	0.00%	to	0.25%	2,715,651	12.03	to	11.77	32,219,057	2.63%	2.75%	to	2.49%
2015	0.00%	to	0.25%	1,302,410	11.71	to	11.48	14,970,825	1.59%	-0.08%	to	-0.33%
2014	0.10%	to	0.25%	2,190,544	11.64	to	11.52	25,333,573	0.90%	0.67%	to	0.52%
2013	0.00%	to	0.25%	3,094,731	11.63	to	11.46	35,644,261	1.51%	0.33%	to	0.08%
2012	0.00%	to	0.25%	2,525,391	11.59	to	11.45	29,087,822	2.62%	3.83%	to	3.57%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2016			0.00%	103,139			11.75	1,212,293	1.48%			2.49%
2015			0.00%	136,028			11.47	1,560,000	1.72%			-0.34%
2014			0.00%	164,622			11.51	1,894,382	0.97%			0.49%
2013			0.00%	163,595			11.45	1,873,312	0.98%			0.11%
2012			0.00%	201,309			11.44	2,302,741	1.30%			3.52%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2016	0.00%	to	0.25%	5,059,454	26.71	to	10.37	135,005,393	0.76%	3.63%	to	3.68%	****
2015			0.00%	4,934,844			25.77	127,175,154	0.63%			5.09%
2014			0.00%	5,400,878			24.52	132,440,260	0.71%			8.80%
2013			0.00%	5,982,076			22.54	134,827,822	0.79%			36.70%
2012			0.00%	6,636,497			16.49	109,418,189	0.70%			18.68%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Templeton NVIT International Value Fund - Class III (NVTIV3)
2016			0.00%	36,585			15.56	569,167	2.03%			1.12%
2015			0.00%	45,612			15.39	701,775	2.37%			-3.90%
2014			0.00%	28,263			16.01	452,505	3.75%			-8.15%
2013			0.00%	29,863			17.43	520,525	1.87%			20.09%
2012			0.00%	35,997			14.51	522,460	2.54%			19.56%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2016	0.00%	to	0.25%	449,740	25.97	to	20.94	11,423,040	2.70%	17.89%	to	17.59%
2015	0.00%	to	0.25%	491,781	22.03	to	17.81	10,598,730	1.56%	-6.30%	to	-6.53%
2014	0.00%	to	0.25%	536,954	23.51	to	19.05	12,375,894	1.76%	9.17%	to	8.90%
2013	0.00%	to	0.25%	554,935	21.53	to	17.50	11,774,305	0.00%	35.64%	to	35.30%
2012	0.00%	to	0.25%	534,227	15.87	to	12.93	8,376,774	1.18%	18.46%	to	18.17%
NVIT Real Estate Fund - Class I (NVRE1)
2016	0.00%	to	0.25%	1,769,718	16.00	to	31.50	32,029,409	2.01%	7.35%	to	7.08%
2015	0.00%	to	0.25%	1,934,105	14.91	to	29.42	32,169,726	2.62%	-5.36%	to	-5.59%
2014	0.00%	to	0.25%	2,232,004	15.75	to	31.16	39,249,857	3.00%	28.88%	to	28.56%
2013	0.00%	to	0.25%	2,274,473	12.22	to	24.24	30,746,745	1.49%	3.05%	to	2.79%
2012	0.00%	to	0.25%	2,455,857	11.86	to	23.58	31,777,308	1.03%	15.79%	to	15.50%
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
2016			0.00%	3,202			12.79	40,958	1.68%			11.54%
2015			0.00%	2,467			11.47	28,291	2.43%			-3.00%
2014			0.00%	2,183			11.82	25,809	2.05%			3.34%
2013			0.00%	140			11.44	1,602	5.98%			14.41%	****
Loring Ward NVIT Moderate Fund - Class P (NVLMP)
2016			0.00%	619			12.30	7,616	1.45%			8.96%
2015			0.00%	530			11.29	5,984	5.79%			-1.70%
2014			0.00%	191			11.49	2,194	1.50%			2.09%
NVIT Small Cap Index Fund Class II (NVSIX2)
2016			0.00%	60,309			15.24	919,207	1.37%			20.87%
2015			0.00%	23,027			12.61	290,369	1.27%			-4.88%
2014			0.00%	18,330			13.26	243,002	1.19%			4.55%
2013			0.00%	5,103			12.68	64,706	1.58%			26.80%	****
NVIT S&P 500 Index Fund Class I (GVEX1)
2016			0.00%	333,583			15.16	5,056,016	2.31%			11.66%
2015			0.00%	239,681			13.57	3,253,294	2.43%			1.16%
2014			0.00%	121,451			13.42	1,629,554	3.36%			13.36%
2013			0.00%	42,973			11.84	508,626	2.83%			18.36%	****
Short Duration Bond Portfolio - I Class Shares (AMTB)
2016			0.00%	315,280			12.54	3,953,563	1.14%			1.22%
2015			0.00%	300,528			12.39	3,723,185	1.46%			0.18%
2014			0.00%	303,453			12.37	3,752,525	1.76%			0.61%
2013			0.00%	290,095			12.29	3,565,590	2.16%			0.62%
2012			0.00%	299,031			12.22	3,652,892	2.92%			4.61%
Guardian Portfolio - I Class Shares (AMGP)
2016	0.00%	to	0.25%	28,238	37.00	to	23.96	676,706	0.58%	8.73%	to	8.46%
2015	0.00%	to	0.25%	25,306	34.03	to	22.09	559,119	0.81%	-4.97%	to	-5.21%
2014	0.00%	to	0.25%	43,652	35.81	to	23.31	1,074,537	0.42%	9.03%	to	8.76%
2013	0.00%	to	0.25%	51,556	32.84	to	21.43	1,174,843	0.89%	38.81%	to	38.47%
2012	0.00%	to	0.25%	49,333	23.66	to	15.48	810,864	0.19%	12.73%	to	12.44%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2016	0.00%	to	0.25%	88,094	41.22	to	21.32	1,878,424	0.00%	4.40%	to	4.14%
2015	0.00%	to	0.25%	105,561	39.48	to	20.47	2,161,389	0.00%	1.28%	to	1.02%
2014	0.00%	to	0.25%	133,206	38.99	to	20.26	2,873,717	0.00%	7.58%	to	7.31%
2013	0.00%	to	0.25%	147,342	36.24	to	18.88	2,936,405	0.00%	32.61%	to	32.28%
2012	0.00%	to	0.25%	203,445	27.33	to	14.27	3,073,903	0.00%	12.41%	to	12.13%
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2016			0.00%	102,493			10.00	1,024,861	0.00%			4.16%
2015			0.00%	108,814			9.60	1,044,595	0.00%			-4.00%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2016	0.00%	to	0.25%	11,692	27.80	to	25.09	313,438	0.89%	27.37%	to	27.05%
2015	0.00%	to	0.25%	10,845	21.82	to	19.75	232,327	0.77%	-11.80%	to	-12.02%
2014	0.00%	to	0.25%	50,604	24.74	to	22.45	1,173,569	0.79%	9.85%	to	9.58%
2013	0.00%	to	0.25%	49,246	22.53	to	20.49	1,043,828	0.91%	31.14%	to	30.81%
2012	0.00%	to	0.25%	144,447	17.18	to	15.66	2,316,303	0.37%	16.60%	to	16.31%
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class I (AMRI)
2016	0.00%	to	0.25%	301,368	19.09	to	18.58	5,601,936	0.67%	16.17%	to	15.88%
2015	0.00%	to	0.25%	307,667	16.43	to	16.04	4,935,285	0.78%	-8.34%	to	-8.57%
2014	0.00%	to	0.25%	307,696	17.92	to	17.54	5,398,169	1.03%	13.84%	to	13.55%
2013	0.00%	to	0.25%	347,690	15.75	to	15.45	5,373,194	1.23%	37.05%	to	36.71%
2012	0.00%	to	0.25%	380,913	11.49	to	11.30	4,307,792	0.61%	15.53%	to	15.24%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2016			0.00%	63,947			32.02	2,047,381	0.70%			9.86%
2015			0.00%	68,268			29.14	1,989,523	0.51%			-0.46%
2014			0.00%	85,955			29.28	2,516,640	0.35%			10.38%
2013			0.00%	113,615			26.52	3,013,621	0.70%			37.60%
2012			0.00%	122,284			19.28	2,357,202	0.22%			10.98%
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)
2016			0.00%	3,491			10.76	37,578	1.34%			6.02%
2015			0.00%	3,395			10.15	34,469	1.29%			-4.54%
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)
2016			0.00%	2,939			10.58	31,081	1.58%			5.51%
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)
2016			0.00%	4,003			10.87	43,524	1.90%			6.14%
2015			0.00%	1,135			10.24	11,626	0.05%			-6.46%
2014			0.00%	10			10.95	110	0.10%			2.75%
2013			0.00%	320			10.66	3,411	0.83%			6.58%	****
VPS Growth and Income Portfolio - Class A (ALVGIA)
2016	0.00%	to	0.25%	781,559	32.48	to	31.34	24,692,434	1.00%	11.30%	to	11.02%
2015	0.00%	to	0.25%	794,184	29.19	to	28.23	22,576,076	1.45%	1.70%	to	1.45%
2014	0.00%	to	0.25%	831,086	28.70	to	27.83	23,312,057	1.55%	9.54%	to	9.27%
2013	0.00%	to	0.25%	575,885	26.20	to	25.47	14,819,195	1.26%	34.96%	to	34.63%
2012	0.00%	to	0.25%	466,391	19.41	to	18.92	8,924,592	1.56%	17.52%	to	17.23%
VPS International Value Portfolio - Class A (ALVIVA)
2016	0.00%	to	0.25%	1,068,396	8.62	to	8.39	9,032,273	1.39%	-0.50%	to	-0.75%
2015	0.00%	to	0.25%	981,220	8.67	to	8.46	8,359,637	2.59%	2.59%	to	2.33%
2014	0.00%	to	0.25%	1,020,175	8.45	to	8.27	8,490,269	3.43%	-6.21%	to	-6.45%
2013	0.00%	to	0.25%	1,306,206	9.01	to	8.83	11,634,412	6.94%	23.00%	to	22.70%
2012	0.00%	to	0.25%	1,136,094	7.32	to	7.20	8,221,153	1.40%	14.53%	to	14.25%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2016	0.00%	to	0.25%	460,947	46.38	to	44.82	21,145,299	0.59%	25.09%	to	24.78%
2015	0.00%	to	0.25%	496,940	37.07	to	35.92	18,216,191	0.79%	-5.49%	to	-5.72%
2014	0.00%	to	0.25%	515,175	39.23	to	38.10	20,013,603	0.72%	9.20%	to	8.93%
2013	0.00%	to	0.25%	413,328	35.92	to	34.98	14,715,273	0.63%	38.06%	to	37.71%
2012	0.00%	to	0.25%	393,530	26.02	to	25.40	10,156,369	0.56%	18.75%	to	18.45%
VP Capital Appreciation Fund - Class I (ACVCA)
2016	0.00%	to	0.25%	55,448	11.67	to	11.59	642,966	0.00%	3.23%	to	2.97%
2015	0.00%	to	0.25%	51,411	11.30	to	11.25	578,782	0.00%	1.93%	to	1.68%
2014	0.00%	to	0.25%	145,072	11.09	to	11.07	1,606,401	0.00%	10.86%	to	10.67%	****
VP Income & Growth Fund - Class I (ACVIG)
2016	0.00%	to	0.25%	671,446	30.21	to	21.97	19,116,463	2.36%	13.48%	to	13.20%
2015	0.00%	to	0.25%	724,329	26.63	to	19.40	18,198,664	2.08%	-5.62%	to	-5.86%
2014	0.00%	to	0.25%	899,634	28.21	to	20.61	23,330,878	2.04%	12.50%	to	12.22%
2013	0.00%	to	0.25%	900,940	25.08	to	18.37	21,067,403	2.22%	35.82%	to	35.48%
2012	0.00%	to	0.25%	984,649	18.46	to	13.56	16,875,187	2.10%	14.74%	to	14.46%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VP Inflation Protection Fund - Class II (ACVIP2)
2016			0.00%	573,519			16.25	9,320,785	1.82%			4.39%
2015			0.00%	611,924			15.57	9,526,951	2.05%			-2.47%
2014			0.00%	783,544			15.96	12,507,527	1.30%			3.30%
2013			0.00%	880,216			15.45	13,601,857	1.80%			-8.48%
2012			0.00%	2,163,527			16.88	36,530,087	2.45%			7.39%
VP International Fund - Class I (ACVI)
2016	0.00%	to	0.25%	267,024	21.45	to	13.37	3,579,842	0.99%	-5.50%	to	-5.73%
2015	0.00%	to	0.25%	103,448	22.70	to	14.19	1,476,332	0.36%	0.76%	to	0.51%
2014	0.00%	to	0.25%	119,008	22.53	to	14.11	1,859,779	1.93%	-5.51%	to	-5.74%
2013	0.00%	to	0.25%	242,842	23.84	to	14.97	3,853,608	1.66%	22.41%	to	22.10%
2012	0.00%	to	0.25%	268,588	19.48	to	12.26	3,523,554	0.95%	21.16%	to	20.86%
VP Mid Cap Value Fund - Class I (ACVMV1)
2016	0.00%	to	0.25%	573,834	33.06	to	32.11	18,828,526	1.70%	22.85%	to	22.55%
2015	0.00%	to	0.25%	500,601	26.91	to	26.20	13,389,899	1.64%	-1.43%	to	-1.68%
2014	0.00%	to	0.25%	492,846	27.30	to	26.65	13,379,525	1.17%	16.42%	to	16.13%
2013	0.00%	to	0.25%	482,118	23.45	to	22.95	11,238,525	1.23%	30.11%	to	29.79%
2012	0.00%	to	0.25%	397,347	18.02	to	17.68	7,119,230	2.06%	16.33%	to	16.04%
VP Ultra(R) Fund - Class I (ACVU1)
2016			0.25%	25,536			22.55	575,807	0.36%			4.19%
2015			0.25%	34,702			21.64	751,055	0.43%			6.01%
2014	0.10%	to	0.25%	77,382	20.81	to	20.42	1,598,803	0.36%	9.88%	to	9.72%
2013	0.10%	to	0.25%	74,672	18.94	to	18.61	1,405,659	0.52%	36.94%	to	36.73%
2012	0.10%	to	0.25%	87,718	13.83	to	13.61	1,206,681	0.00%	13.81%	to	13.64%
VP Value Fund - Class I (ACVV)
2016	0.00%	to	0.25%	721,213	41.93	to	34.68	25,652,949	1.81%	20.48%	to	20.18%
2015	0.00%	to	0.25%	723,165	34.80	to	28.85	21,342,297	2.11%	-3.88%	to	-4.12%
2014	0.00%	to	0.25%	813,491	36.21	to	30.10	25,658,246	1.56%	13.08%	to	12.80%
2013	0.00%	to	0.25%	723,483	32.02	to	26.68	20,213,290	1.65%	31.73%	to	31.40%
2012	0.00%	to	0.25%	640,587	24.31	to	20.31	13,676,677	1.93%	14.58%	to	14.29%
MidCap Stock Portfolio - Initial Shares (DVMCS)
2016	0.00%	to	0.25%	70,707	37.82	to	36.49	2,583,205	1.08%	15.47%	to	15.18%
2015	0.00%	to	0.25%	79,448	32.75	to	31.68	2,518,807	0.62%	-2.29%	to	-2.53%
2014	0.00%	to	0.25%	104,891	33.52	to	32.50	3,435,635	0.81%	12.09%	to	11.81%
2013	0.10%	to	0.25%	55,938	29.57	to	29.07	1,643,820	1.18%	34.86%	to	34.66%
2012	0.10%	to	0.25%	56,449	21.92	to	21.59	1,231,526	0.48%	19.55%	to	19.38%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2016	0.00%	to	0.25%	3,029,148	36.10	to	34.80	106,432,931	0.90%	25.73%	to	25.41%
2015	0.00%	to	0.25%	3,013,709	28.71	to	27.75	84,362,335	0.73%	-2.33%	to	-2.57%
2014	0.00%	to	0.25%	3,271,232	29.40	to	28.48	93,959,139	0.55%	5.12%	to	4.86%
2013	0.00%	to	0.25%	2,964,896	27.96	to	27.16	81,233,215	0.95%	40.71%	to	40.36%
2012	0.00%	to	0.25%	2,443,618	19.87	to	19.35	47,702,720	0.44%	15.74%	to	15.45%
Appreciation Portfolio - Initial Shares (DCAP)
2016	0.00%	to	0.25%	680,407	29.81	to	19.86	18,964,648	1.63%	7.90%	to	7.63%
2015	0.00%	to	0.25%	800,138	27.63	to	18.45	20,291,117	1.68%	-2.47%	to	-2.71%
2014	0.00%	to	0.25%	1,135,867	28.33	to	18.97	27,937,998	1.81%	8.09%	to	7.82%
2013	0.00%	to	0.25%	1,660,176	26.21	to	17.59	35,692,893	1.96%	21.10%	to	20.80%
2012	0.00%	to	0.25%	1,960,552	21.64	to	14.56	35,125,710	3.70%	10.43%	to	10.15%
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2016			0.00%	40,468			25.95	1,050,101	0.00%			17.07%
2015			0.00%	42,927			22.17	951,485	0.00%			-2.28%
2014			0.00%	47,065			22.68	1,067,509	0.00%			1.59%
2013			0.00%	61,048			22.33	1,362,930	0.00%			48.55%
2012			0.00%	61,690			15.03	927,156	0.00%			20.56%
International Value Portfolio - Initial Shares (DVIV)
2016	0.00%	to	0.25%	180,986	18.59	to	17.93	3,255,207	2.13%	-1.45%	to	-1.69%
2015	0.00%	to	0.25%	216,185	18.86	to	18.24	3,953,737	2.30%	-2.72%	to	-2.96%
2014	0.00%	to	0.25%	291,203	19.39	to	18.80	5,511,637	2.00%	-9.32%	to	-9.55%
2013	0.00%	to	0.25%	546,235	21.38	to	20.78	11,390,676	2.00%	22.99%	to	22.69%
2012	0.00%	to	0.25%	551,230	17.38	to	16.94	9,366,349	3.81%	12.67%	to	12.38%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Series II - DWS Small Mid Cap Value VIP - Class B (SVSSVB)
2016	0.00%	to	0.25%	13,045	17.13	to	16.74	219,472	0.22%	16.47%	to	16.18%
2015	0.00%	to	0.25%	14,430	14.71	to	14.41	208,665	0.00%	-2.21%	to	-2.46%
2014	0.00%	to	0.25%	48,141	15.04	to	14.77	713,559	0.72%	5.09%	to	4.83%
2013	0.00%	to	0.25%	124,095	14.31	to	14.09	1,767,021	0.53%	34.70%	to	34.36%
2012	0.00%	to	0.25%	57,937	10.63	to	10.49	609,570	1.21%	13.38%	to	13.10%
Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)
2016	0.20%	to	0.25%	6,208	12.77	to	12.73	79,090	0.72%	-4.81%	to	-4.86%
2015	0.20%	to	0.25%	10,596	13.41	to	13.38	141,848	1.10%	-7.35%	to	-7.40%
2014	0.20%	to	0.25%	10,766	14.47	to	14.45	155,618	1.40%	10.14%	to	10.08%
2013	0.20%	to	0.25%	11,249	13.14	to	13.12	147,688	1.66%	30.28%	to	30.21%
2012	0.20%	to	0.25%	13,220	10.09	to	10.08	133,260	1.67%	9.22%	to	9.16%
Managed Tail Risk Fund II: Primary Shares (FVCA2P)
2016			0.00%	41,070			16.49	677,417	1.76%			-4.20%
2015			0.00%	40,403			17.22	695,612	1.64%			-6.29%
2014			0.00%	43,124			18.37	792,290	1.71%			-0.97%
2013			0.00%	43,232			18.55	802,033	0.96%			16.45%
2012			0.00%	43,680			15.93	695,862	0.63%			10.17%
Quality Bond Fund II - Primary Shares (FQB)
2016	0.00%	to	0.25%	1,087,537	22.91	to	21.92	24,488,403	3.57%	3.82%	to	3.57%
2015	0.00%	to	0.25%	1,164,659	22.07	to	21.17	25,290,762	3.73%	-0.24%	to	-0.49%
2014	0.00%	to	0.25%	1,283,800	22.12	to	21.27	27,987,363	3.86%	3.79%	to	3.53%
2013	0.00%	to	0.25%	1,349,684	21.31	to	20.55	28,352,506	4.25%	1.03%	to	0.78%
2012	0.00%	to	0.25%	1,455,486	21.09	to	20.39	30,285,783	4.22%	9.72%	to	9.45%
VIP Contrafund(R)Portfolio - Service Class (FCS)
2016	0.00%	to	0.25%	1,007,437	44.51	to	29.37	30,100,223	0.69%	7.91%	to	7.64%
2015	0.00%	to	0.25%	1,229,565	41.25	to	27.29	34,056,039	0.73%	0.56%	to	0.31%
2014	0.00%	to	0.25%	2,176,373	41.02	to	27.20	60,334,411	0.79%	11.82%	to	11.54%
2013	0.00%	to	0.25%	2,707,495	36.69	to	24.39	67,114,985	0.97%	31.14%	to	30.82%
2012	0.00%	to	0.25%	3,000,033	27.97	to	18.64	56,871,526	1.22%	16.31%	to	16.02%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2016			0.00%	389,722			20.94	8,159,951	0.51%			33.51%
2015			0.00%	390,067			15.68	6,117,397	0.97%			-20.75%
2014			0.00%	405,538			19.79	8,025,181	0.71%			-12.76%
2013			0.00%	422,224			22.68	9,578,003	0.68%			24.15%
2012			0.00%	500,432			18.27	9,144,226	0.74%			4.73%
VIP Equity-Income Portfolio - Service Class (FEIS)
2016	0.00%	to	0.25%	2,126,322	30.11	to	23.49	60,289,878	2.21%	17.90%	to	17.61%
2015	0.00%	to	0.25%	2,345,447	25.54	to	19.97	56,301,658	3.02%	-4.09%	to	-4.33%
2014	0.00%	to	0.25%	2,527,460	26.63	to	20.88	63,137,536	2.59%	8.65%	to	8.38%
2013	0.00%	to	0.25%	3,053,344	24.51	to	19.26	69,302,459	2.39%	28.01%	to	27.69%
2012	0.00%	to	0.25%	3,341,092	19.14	to	15.09	59,227,345	2.97%	17.19%	to	16.89%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2016	0.00%	to	0.25%	123,827	18.69	to	18.16	2,307,272	1.47%	5.28%	to	5.02%
2015	0.00%	to	0.25%	125,604	17.76	to	17.29	2,221,284	1.62%	-0.31%	to	-0.56%
2014	0.00%	to	0.25%	141,331	17.81	to	17.39	2,509,861	1.52%	4.35%	to	4.09%
2013	0.00%	to	0.25%	146,853	17.07	to	16.70	2,500,653	1.61%	13.39%	to	13.11%
2012	0.00%	to	0.25%	149,435	15.05	to	14.77	2,245,200	1.75%	11.69%	to	11.41%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2016	0.00%	to	0.25%	1,731,090	19.50	to	18.94	33,032,291	1.57%	6.04%	to	5.78%
2015	0.00%	to	0.25%	1,516,176	18.39	to	17.91	27,384,785	1.92%	-0.37%	to	-0.62%
2014	0.00%	to	0.25%	1,234,002	18.46	to	18.02	22,435,469	1.76%	4.66%	to	4.40%
2013	0.00%	to	0.25%	1,085,182	17.64	to	17.26	18,902,163	2.00%	15.95%	to	15.67%
2012	0.00%	to	0.25%	858,487	15.21	to	14.92	12,942,087	2.06%	13.19%	to	12.90%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2016	0.00%	to	0.25%	788,851	20.45	to	19.86	15,880,362	1.52%	6.52%	to	6.25%
2015	0.00%	to	0.25%	670,689	19.20	to	18.70	12,707,207	1.80%	-0.34%	to	-0.58%
2014	0.00%	to	0.25%	523,809	19.27	to	18.81	9,982,525	1.60%	4.86%	to	4.60%
2013	0.00%	to	0.25%	443,253	18.37	to	17.98	8,074,425	1.87%	21.50%	to	21.19%
2012	0.00%	to	0.25%	376,771	15.12	to	14.83	5,662,257	1.99%	15.48%	to	15.19%
VIP Freedom Income Fund Portfolio - Service Class (FFINS)
2016	0.20%	to	0.25%	78,879	12.24	to	12.21	965,432	1.37%	4.11%	to	4.06%
2015	0.20%	to	0.25%	104,625	11.76	to	11.73	1,230,126	1.73%	-0.62%	to	-0.67%
2014	0.20%	to	0.25%	87,841	11.83	to	11.81	1,039,310	1.27%	3.49%	to	3.43%
2013	0.20%	to	0.25%	151,165	11.44	to	11.42	1,728,409	1.48%	5.17%	to	5.12%
2012	0.20%	to	0.25%	151,926	10.87	to	10.86	1,651,835	1.44%	6.21%	to	6.15%
VIP Growth Opportunities Portfolio - Service Class (FGOS)
2016	0.00%	to	0.25%	16,574	22.69	to	20.45	351,314	0.21%	0.25%	to	0.00%
2015	0.00%	to	0.25%	20,793	22.63	to	20.45	437,298	0.01%	5.48%	to	5.22%
2014	0.00%	to	0.25%	176,408	21.45	to	19.43	3,137,228	0.14%	12.10%	to	11.82%
2013	0.00%	to	0.25%	143,931	19.14	to	17.38	2,307,620	0.22%	37.78%	to	37.43%
2012	0.00%	to	0.25%	145,694	13.89	to	12.65	1,697,922	0.29%	19.46%	to	19.16%
VIP Growth Portfolio - Service Class (FGS)
2016	0.00%	to	0.25%	3,646,974	30.12	to	17.04	86,005,841	0.00%	0.71%	to	0.46%
2015	0.00%	to	0.25%	3,760,319	29.91	to	16.97	89,520,714	0.16%	7.05%	to	6.79%
2014	0.00%	to	0.25%	4,030,458	27.94	to	15.89	89,015,373	0.10%	11.19%	to	10.91%
2013	0.00%	to	0.25%	3,923,497	25.13	to	14.32	79,884,384	0.19%	36.20%	to	35.86%
2012	0.00%	to	0.25%	4,158,645	18.45	to	10.54	62,818,069	0.49%	14.54%	to	14.26%
VIP High Income Portfolio - Service Class (FHIS)
2016	0.00%	to	0.25%	607,022	20.34	to	24.96	13,483,822	5.26%	14.37%	to	14.09%
2015	0.00%	to	0.25%	656,054	17.78	to	21.88	12,742,577	6.06%	-3.76%	to	-4.00%
2014	0.00%	to	0.25%	617,230	18.48	to	22.79	12,531,665	5.59%	1.07%	to	0.82%
2013	0.00%	to	0.25%	674,793	18.28	to	22.61	13,537,253	5.53%	5.87%	to	5.61%
2012	0.00%	to	0.25%	826,148	17.27	to	21.41	15,701,047	5.66%	14.20%	to	13.91%
VIP Index 500 Portfolio - Initial Class (FIP)
2016	0.20%	to	0.25%	2,755,616	18.41	to	18.32	50,693,063	1.45%	11.64%	to	11.58%
2015	0.20%	to	0.25%	2,841,994	16.49	to	16.42	46,835,841	2.06%	1.13%	to	1.08%
2014	0.20%	to	0.25%	2,135,022	16.30	to	16.25	34,793,037	1.59%	13.34%	to	13.29%
2013	0.20%	to	0.25%	2,279,769	14.38	to	14.34	32,780,167	1.87%	31.98%	to	31.91%
2012	0.20%	to	0.25%	2,582,139	10.90	to	10.87	28,133,397	2.18%	15.68%	to	15.63%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2016	0.00%	to	0.25%	10,948,211	17.40	to	16.82	186,155,320	2.38%	4.63%	to	4.37%
2015	0.00%	to	0.25%	10,467,562	16.63	to	16.11	170,471,100	2.56%	-0.71%	to	-0.95%
2014	0.00%	to	0.25%	9,237,349	16.75	to	16.27	151,948,959	4.79%	5.75%	to	5.49%
2013	0.00%	to	0.25%	2,366,422	15.84	to	15.42	36,825,540	2.51%	-1.89%	to	-2.13%
2012	0.00%	to	0.25%	2,090,637	16.14	to	15.76	33,296,402	2.31%	5.77%	to	5.50%
VIP Mid Cap Portfolio - Service Class (FMCS)
2016	0.00%	to	0.25%	843,557	48.14	to	46.52	40,121,821	0.40%	12.11%	to	11.83%
2015	0.00%	to	0.25%	977,992	42.94	to	41.60	41,543,203	0.36%	-1.50%	to	-1.75%
2014	0.00%	to	0.25%	1,164,190	43.59	to	42.34	50,266,013	0.16%	6.20%	to	5.93%
2013	0.00%	to	0.25%	1,214,517	41.05	to	39.97	49,432,238	0.40%	36.06%	to	35.72%
2012	0.00%	to	0.25%	1,383,310	30.17	to	29.45	41,391,524	0.50%	14.75%	to	14.46%
VIP Money Market Portfolio - Initial Class (FMMP)
2016	0.20%	to	0.25%	935,135			10.00	9,352,900	0.06%			0.00%	****
VIP Overseas Portfolio - Service Class (FOS)
2016	0.00%	to	0.25%	778,504	20.46	to	15.19	15,330,538	1.31%	-5.12%	to	-5.36%
2015	0.00%	to	0.25%	882,090	21.56	to	16.05	18,130,581	1.45%	3.49%	to	3.23%
2014	0.00%	to	0.25%	527,024	20.84	to	15.54	9,627,274	1.18%	-8.16%	to	-8.39%
2013	0.00%	to	0.25%	587,917	22.69	to	16.97	11,686,468	1.01%	30.38%	to	30.05%
2012	0.00%	to	0.25%	898,979	17.40	to	13.05	13,225,058	1.63%	20.54%	to	20.24%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Value Strategies Portfolio - Service Class (FVSS)
2016	0.00%	to	0.25%	121,726	28.27	to	27.25	3,438,169	1.04%	9.48%	to	9.21%
2015	0.00%	to	0.25%	133,932	25.82	to	24.95	3,457,479	0.74%	-3.05%	to	-3.30%
2014	0.00%	to	0.10%	210,258	26.63	to	26.30	5,579,423	0.96%	6.69%	to	6.59%
2013	0.00%	to	0.25%	208,874	24.96	to	24.24	5,197,182	0.85%	30.44%	to	30.12%
2012	0.00%	to	0.25%	214,480	19.14	to	18.63	4,094,123	0.49%	27.10%	to	26.78%
VIP Fidelity VIP Freedom Fund 2005 Portfolio - Service Class (FF05S)
2016	0.20%	to	0.25%	25,154	13.20	to	13.16	331,860	1.68%	4.68%	to	4.63%
2015	0.20%	to	0.25%	13,584	12.61	to	12.58	171,219	2.28%	-0.55%	to	-0.59%
2014	0.20%	to	0.25%	7,230	12.68	to	12.65	91,635	2.81%	3.98%	to	3.92%
2013	0.20%	to	0.25%	2,444	12.19	to	12.17	29,794	0.05%	9.38%	to	9.32%
VIP Fidelity VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)
2016	0.00%	to	0.25%	559,667	14.78	to	14.46	8,116,942	1.35%	5.81%	to	5.55%
2015	0.00%	to	0.25%	785,176	13.97	to	13.70	10,782,045	1.88%	-0.44%	to	-0.68%
2014	0.00%	to	0.25%	660,580	14.03	to	13.80	9,131,177	1.73%	4.63%	to	4.37%
2013	0.00%	to	0.25%	560,735	13.41	to	13.22	7,423,685	2.10%	14.24%	to	13.96%
2012	0.00%	to	0.25%	391,232	11.74	to	11.60	4,546,241	2.15%	12.13%	to	11.85%
VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)
2016	0.00%	to	0.25%	1,193,459	15.24	to	14.91	17,836,355	1.59%	6.11%	to	5.85%
2015	0.00%	to	0.25%	974,642	14.36	to	14.09	13,753,120	1.84%	-0.36%	to	-0.61%
2014	0.00%	to	0.25%	769,831	14.41	to	14.17	10,931,160	1.78%	4.98%	to	4.72%
2013	0.00%	to	0.25%	585,943	13.73	to	13.53	7,940,480	1.91%	19.89%	to	19.59%
2012	0.00%	to	0.25%	593,356	11.45	to	11.32	6,719,690	2.04%	14.97%	to	14.68%
VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)
2016	0.00%	to	0.25%	507,853	16.91	to	16.63	8,463,559	1.31%	6.75%	to	6.48%
2015	0.00%	to	0.25%	429,474	15.84	to	15.62	6,716,605	1.63%	-0.35%	to	-0.60%
2014	0.00%	to	0.25%	358,910	15.90	to	15.71	5,646,780	1.51%	4.83%	to	4.57%
2013	0.00%	to	0.25%	324,799	15.16	to	15.02	4,884,677	1.68%	25.16%	to	24.85%
2012	0.00%	to	0.25%	258,702	12.11	to	12.03	3,115,259	2.29%	16.88%	to	16.59%
Mid Cap Value- Institutional Shares (GVMCE)
2016	0.20%	to	0.25%	646,194	37.97	to	37.70	24,384,347	0.95%	13.30%	to	13.25%
2015	0.20%	to	0.25%	1,165,986	33.51	to	33.29	38,868,918	0.34%	-9.42%	to	-9.47%
2014	0.10%	to	0.25%	1,722,307	37.46	to	36.77	63,498,186	1.01%	13.46%	to	13.29%
2013	0.10%	to	0.25%	1,889,614	33.01	to	32.46	61,475,627	0.90%	32.76%	to	32.56%
2012	0.10%	to	0.25%	1,843,696	24.87	to	24.48	45,244,297	1.16%	18.35%	to	18.17%
Goldman Sachs Structured Small Cap Equity Fund (GVCSE)
2016	0.00%	to	0.25%	35,339	16.09	to	15.95	567,983	0.78%	23.20%	to	22.89%
2015	0.00%	to	0.25%	4,569	13.06	to	12.98	59,353	0.39%	-2.13%	to	-2.37%
2014	0.00%	to	0.25%	2,986	13.35	to	13.29	39,722	0.96%	6.93%	to	6.66%
VIT Growth Opportunities Fund - Service Shares (GVGOPS)
2016	0.00%	to	0.25%	85,501	14.87	to	14.66	1,254,544	0.00%	1.42%	to	1.17%
2015	0.00%	to	0.25%	98,136	14.66	to	14.49	1,422,670	0.00%	-5.20%	to	-5.44%
2014	0.00%	to	0.25%	82,502	15.46	to	15.32	1,264,559	0.00%	11.10%	to	10.82%
2013	0.00%	to	0.25%	44,812	13.92	to	13.83	619,638	0.00%	32.20%	to	31.87%
2012	0.00%	to	0.25%	4,758	10.53	to	10.49	49,922	0.00%	19.43%	to	19.13%
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2016			0.00%	1,580			11.96	18,901	0.21%			4.34%
2015			0.00%	2,301			11.47	26,382	0.07%			-5.82%
2014			0.00%	3,054			12.17	37,178	0.03%			3.95%
2013			0.00%	3,565			11.71	41,751	0.10%			13.57%
2012			0.00%	92			10.31	949	0.00%			3.12%	****
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
2016	0.00%	to	0.25%	634,718	19.67	to	19.22	12,235,290	0.00%	5.80%	to	5.54%
2015	0.00%	to	0.25%	614,965	18.59	to	18.21	11,222,935	0.00%	-4.37%	to	-4.61%
2014	0.00%	to	0.25%	472,936	19.44	to	19.09	9,039,455	0.00%	4.08%	to	3.82%
2013	0.00%	to	0.25%	334,875	18.68	to	18.39	6,165,317	0.04%	47.05%	to	46.68%
2012	0.00%	to	0.25%	168,989	12.70	to	12.54	2,120,145	0.55%	19.43%	to	19.13%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Baron Growth Opportunities Fund Service Class (BNCAI)
2016	0.00%	to	0.25%	151,250	37.84	to	36.51	5,538,114	0.42%	5.57%	to	5.31%
2015	0.00%	to	0.25%	219,509	35.84	to	34.67	7,628,457	0.00%	-4.77%	to	-5.01%
2014	0.00%	to	0.25%	281,384	37.64	to	36.49	10,321,115	0.19%	4.85%	to	4.59%
2013	0.00%	to	0.25%	303,601	35.89	to	34.89	10,646,512	0.43%	40.06%	to	39.71%
2012	0.00%	to	0.25%	404,574	25.63	to	24.97	10,140,811	1.08%	18.24%	to	17.95%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2016	0.00%	to	0.25%	604,021	29.94	to	16.95	10,273,193	0.42%	-2.20%	to	-2.45%
2015	0.00%	to	0.25%	701,016	30.62	to	17.37	12,220,538	0.09%	3.54%	to	3.28%
2014	0.00%	to	0.25%	914,523	29.57	to	16.82	15,918,333	0.46%	15.41%	to	15.12%
2013	0.00%	to	0.25%	1,162,020	25.62	to	14.61	17,494,571	0.96%	29.74%	to	29.42%
2012	0.00%	to	0.25%	1,524,196	19.75	to	11.29	17,867,476	0.68%	14.12%	to	13.83%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2016	0.00%	to	0.25%	3,013,243	23.41	to	22.45	69,044,951	1.05%	0.08%	to	-0.17%
2015	0.00%	to	0.25%	3,251,249	23.39	to	22.49	74,591,145	1.28%	3.94%	to	3.68%
2014	0.00%	to	0.25%	3,457,910	22.50	to	21.69	76,402,764	1.18%	2.29%	to	2.04%
2013	0.00%	to	0.25%	2,717,740	22.00	to	21.26	58,406,310	1.38%	27.31%	to	26.99%
2012	0.00%	to	0.25%	2,734,473	17.28	to	16.74	46,222,872	2.20%	21.26%	to	20.96%
International Growth Fund/VA - Non-Service Shares (OVIG)
2016	0.00%	to	0.25%	1,248,548	10.88	to	10.78	13,484,747	1.14%	-2.12%	to	-2.36%
2015	0.00%	to	0.25%	567,662	11.11	to	11.04	6,271,624	1.20%	3.43%	to	3.17%
2014	0.00%	to	0.25%	290,603	10.74	to	10.70	3,110,183	1.26%	-7.22%	to	-7.45%
2013	0.00%	to	0.25%	51,327	11.58	to	11.56	593,525	0.00%	15.80%	to	15.60%	****
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2016	0.00%	to	0.25%	1,255,013	26.98	to	22.78	32,835,661	1.10%	11.62%	to	11.34%
2015	0.00%	to	0.25%	1,317,469	24.17	to	20.46	30,977,868	0.93%	3.33%	to	3.07%
2014	0.00%	to	0.25%	1,408,467	23.39	to	19.85	32,046,995	0.83%	10.70%	to	10.43%
2013	0.00%	to	0.25%	1,526,979	21.13	to	17.97	31,396,294	1.10%	31.77%	to	31.44%
2012	0.00%	to	0.25%	1,674,156	16.04	to	13.67	26,173,622	0.95%	16.87%	to	16.58%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2016			0.00%	160,970			44.05	7,090,228	0.52%			18.05%
2015			0.00%	177,013			37.31	6,604,590	0.86%			-5.90%
2014			0.00%	181,616			39.65	7,201,116	0.85%			11.93%
2013			0.00%	188,218			35.42	6,667,259	0.96%			41.01%
2012			0.00%	174,944			25.12	4,394,613	0.57%			17.99%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2016	0.00%	to	0.25%	1,041,368	26.74	to	14.40	24,141,291	0.00%	2.33%	to	2.08%
2015	0.00%	to	0.25%	1,117,680	26.13	to	14.11	25,440,131	0.00%	6.61%	to	6.34%
2014	0.00%	to	0.25%	1,275,602	24.51	to	13.27	26,730,869	0.00%	5.78%	to	5.52%
2013	0.00%	to	0.25%	1,422,801	23.17	to	12.57	28,081,043	0.01%	35.98%	to	35.64%
2012	0.00%	to	0.25%	1,587,180	17.04	to	9.27	23,239,276	0.00%	16.45%	to	16.16%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2016			0.00%	1,230,121			14.25	17,527,847	4.88%			6.53%
2015			0.00%	1,411,021			13.38	18,872,561	5.97%			-2.26%
2014			0.00%	1,555,119			13.68	21,280,889	4.50%			2.84%
2013			0.00%	977,067			13.31	13,001,496	2.82%			-0.13%
2012			0.00%	140,055			13.32	1,866,129	6.52%			13.53%
All Asset Portfolio - Administrative Class (PMVAAA)
2016	0.00%	to	0.25%	1,190,145	18.99	to	18.39	22,052,007	2.69%	12.93%	to	12.65%
2015	0.00%	to	0.25%	1,268,463	16.81	to	16.33	20,816,920	3.21%	-8.99%	to	-9.21%
2014	0.00%	to	0.25%	1,513,875	18.47	to	17.99	27,369,965	5.30%	0.47%	to	0.22%
2013	0.00%	to	0.25%	1,466,038	18.39	to	17.95	26,438,388	4.71%	0.27%	to	0.02%
2012	0.00%	to	0.25%	1,420,335	18.34	to	17.94	25,602,177	6.62%	14.95%	to	14.66%
CommodityRealReturn(R)Strategy Portfolio - Administrative Class (PMVRSA)
2016			0.00%	26,588			6.36	169,022	1.17%			15.16%
2015			0.00%	8,994			5.52	49,651	2.61%			-25.70%
2014			0.00%	4,998			7.43	37,137	0.16%			-25.70%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2016	0.00%	to	0.25%	108,659	12.45	to	12.18	1,334,432	1.18%	3.01%	to	2.75%
2015	0.00%	to	0.25%	160,948	12.08	to	11.85	1,934,119	1.51%	-7.08%	to	-7.31%
2014	0.00%	to	0.25%	106,364	13.00	to	12.79	1,375,723	2.13%	0.40%	to	0.15%
2013	0.00%	to	0.25%	231,139	12.95	to	12.77	2,986,586	1.83%	-6.47%	to	-6.71%
2012	0.00%	to	0.25%	154,021	13.85	to	13.69	2,127,709	5.68%	5.50%	to	5.24%
Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)
2016	0.00%	to	0.25%	87,777	15.17	to	14.92	1,312,706	2.00%	0.68%	to	0.43%
2015	0.00%	to	0.25%	183,456	15.07	to	14.85	2,725,551	2.05%	-1.40%	to	-1.65%
2014	0.20%	to	0.25%	167,933	15.14	to	15.10	2,536,398	2.26%	23.76%	to	23.70%
2013	0.20%	to	0.25%	147,258	12.23	to	12.21	1,798,035	2.48%	-13.12%	to	-13.17%
2012	0.20%	to	0.25%	29,236	14.08	to	14.06	411,188	2.14%	4.23%	to	4.18%
Low Duration Portfolio - Administrative Class (PMVLDA)
2016	0.00%	to	0.25%	2,612,115	15.60	to	15.05	39,611,897	1.49%	1.41%	to	1.15%
2015	0.00%	to	0.25%	3,359,878	15.39	to	14.88	50,361,877	3.20%	0.31%	to	0.06%
2014	0.00%	to	0.25%	4,315,631	15.34	to	14.87	64,586,899	1.13%	0.85%	to	0.60%
2013	0.00%	to	0.25%	4,244,504	15.21	to	14.79	63,117,103	1.42%	-0.13%	to	-0.38%
2012	0.00%	to	0.25%	3,426,127	15.23	to	14.84	51,151,896	1.93%	5.86%	to	5.59%
Real Return Portfolio - Administrative Class (PMVRRA)
2016	0.00%	to	0.25%	2,947,950	19.36	to	18.67	55,376,645	2.28%	5.19%	to	4.92%
2015	0.00%	to	0.25%	3,850,039	18.40	to	17.80	68,846,366	3.66%	-2.70%	to	-2.95%
2014	0.00%	to	0.25%	5,207,734	18.91	to	18.34	96,011,944	1.42%	3.09%	to	2.83%
2013	0.00%	to	0.25%	5,409,910	18.35	to	17.83	96,923,936	1.64%	-9.22%	to	-9.44%
2012	0.00%	to	0.25%	5,891,396	20.21	to	19.69	116,545,395	1.08%	8.75%	to	8.48%
Total Return Portfolio - Administrative Class (PMVTRA)
2016	0.00%	to	0.25%	3,991,985	20.37	to	19.65	79,322,917	2.08%	2.69%	to	2.43%
2015	0.00%	to	0.25%	4,440,358	19.84	to	19.19	85,963,454	4.31%	0.44%	to	0.18%
2014	0.00%	to	0.25%	8,771,801	19.75	to	19.15	168,922,532	1.89%	4.27%	to	4.01%
2013	0.00%	to	0.25%	22,671,205	18.94	to	18.41	421,168,048	2.20%	-1.96%	to	-2.20%
2012	0.00%	to	0.25%	22,903,897	19.32	to	18.83	434,553,540	2.57%	9.60%	to	9.33%
Pioneer Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)
2016	0.00%	to	0.25%	65,304	5.86	to	5.72	379,312	0.51%	6.31%	to	6.05%
2015	0.00%	to	0.25%	120,357	5.51	to	5.40	660,266	3.57%	-15.36%	to	-15.57%
2014	0.00%	to	0.25%	127,281	6.51	to	6.39	824,010	0.61%	-12.56%	to	-12.77%
2013	0.00%	to	0.25%	198,081	7.45	to	7.33	1,462,804	1.13%	-1.97%	to	-2.21%
2012	0.00%	to	0.25%	209,227	7.59	to	7.50	1,577,304	0.49%	11.97%	to	11.69%
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)
2016	0.00%	to	0.25%	162,466	29.96	to	28.90	4,732,309	4.91%	14.25%	to	13.96%
2015	0.00%	to	0.25%	154,355	26.22	to	25.36	3,941,198	4.78%	-3.94%	to	-4.18%
2014	0.00%	to	0.25%	204,952	27.30	to	26.47	5,470,578	4.72%	0.08%	to	-0.17%
2013	0.00%	to	0.25%	238,255	27.27	to	26.51	6,364,135	5.22%	12.05%	to	11.77%
2012	0.00%	to	0.25%	320,179	24.34	to	23.72	7,633,325	5.53%	16.05%	to	15.76%
VT Growth & Income Fund: Class IB (PVGIB)
2016			0.00%	36,456			26.14	953,117	1.74%			15.02%
2015			0.00%	41,318			22.73	939,191	1.81%			-7.53%
2014			0.00%	44,044			24.58	1,082,646	1.18%			10.73%
2013			0.00%	44,765			22.20	993,714	1.71%			35.68%
2012			0.00%	46,906			16.36	767,445	1.65%			19.14%
VT Growth Opportunities Fund: Class IB (PVGOB)
2016			0.00%	114,741			10.14	1,163,974	0.00%			1.44%	****
VT International Equity Fund: Class IB (PVTIGB)
2016			0.00%	39,642			20.96	831,053	3.39%			-2.45%
2015			0.00%	45,227			21.49	971,980	1.16%			0.14%
2014			0.00%	51,810			21.46	1,111,894	0.87%			-6.78%
2013			0.00%	49,608			23.02	1,142,034	1.43%			28.07%
2012			0.00%	53,095			17.98	954,407	2.17%			21.92%
VT Small Cap Value Fund: Class IB (PVTSCB)
2016	0.00%	to	0.25%	57,699	17.68	to	17.28	998,748	1.18%	27.49%	to	27.18%
2015	0.00%	to	0.25%	61,145	13.87	to	13.58	832,325	0.82%	-4.24%	to	-4.48%
2014	0.00%	to	0.25%	51,730	14.48	to	14.22	736,687	0.32%	3.43%	to	3.18%
2013	0.20%	to	0.25%	720	13.83	to	13.78	9,931	0.78%	39.33%	to	39.26%
2012	0.20%	to	0.25%	299	9.92	to	9.90	2,964	0.38%	17.25%	to	17.19%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VT Voyager Fund: Class IB (obsolete) (PVTVB)
2015			0.00%	53,180			25.36	1,348,563	1.14%			-6.11%
2014			0.00%	59,171			27.01	1,598,169	0.74%			9.72%
2013			0.00%	80,179			24.62	1,973,714	0.75%			43.72%
2012			0.00%	66,439			17.13	1,137,933	0.33%			14.23%
VI Growth and Income Fund - Series I Shares (ACGI)
2016	0.00%	to	0.25%	298,376	19.91	to	19.58	5,846,925	1.13%	19.69%	to	19.40%
2015	0.00%	to	0.25%	288,247	16.63	to	16.40	4,730,237	2.87%	-3.06%	to	-3.30%
2014	0.00%	to	0.25%	312,024	17.16	to	16.96	5,294,775	1.85%	10.28%	to	10.00%
2013	0.00%	to	0.25%	286,045	15.56	to	15.42	4,412,360	1.50%	34.08%	to	33.75%
2012	0.00%	to	0.25%	306,238	11.61	to	11.53	3,531,500	1.77%	14.63%	to	14.35%
VI American Franchise Fund - Series I Shares (ACEG)
2016			0.00%	69,572			15.91	1,106,971	0.00%			2.27%
2015			0.00%	85,010			15.56	1,322,616	0.00%			5.01%
2014			0.00%	74,837			14.82	1,108,824	0.04%			8.44%
2013			0.00%	86,923			13.66	1,187,662	0.43%			40.14%
2012			0.00%	82,490			9.75	804,283	0.00%			-2.50%	****
VI Value Opportunities Fund - Series I Shares (AVBVI)
2016			0.25%	21			22.67	476	0.09%			18.04%
2015			0.25%	496			19.21	9,527	2.85%			-10.63%
2014	0.10%	to	0.25%	24,969	21.89	to	21.49	544,288	1.44%	6.51%	to	6.35%
2013	0.10%	to	0.25%	25,874	20.55	to	20.21	529,924	1.18%	33.62%	to	33.42%
2012	0.10%	to	0.25%	45,186	15.38	to	15.15	691,134	1.42%	17.59%	to	17.41%
VI High Yield Fund - Series I Shares (AVHY1)
2016	0.00%	to	0.25%	985,388	14.73	to	14.49	14,318,218	4.22%	11.21%	to	10.94%
2015	0.00%	to	0.25%	1,054,103	13.25	to	13.06	13,801,155	5.24%	-3.17%	to	-3.41%
2014	0.00%	to	0.25%	1,143,753	13.68	to	13.52	15,496,752	4.12%	1.73%	to	1.47%
2013	0.00%	to	0.25%	781,618	13.45	to	13.33	10,432,057	4.58%	7.01%	to	6.74%
2012	0.00%	to	0.25%	791,083	12.57	to	12.49	9,888,749	5.34%	17.17%	to	16.88%
VI International Growth Fund - Series I Shares (AVIE)
2016	0.00%	to	0.25%	1,875,898	23.57	to	22.84	43,042,681	1.41%	-0.45%	to	-0.70%
2015	0.00%	to	0.25%	2,038,231	23.68	to	23.00	47,081,685	1.31%	-2.34%	to	-2.59%
2014	0.00%	to	0.25%	2,475,931	24.25	to	23.61	58,655,441	1.60%	0.33%	to	0.08%
2013	0.00%	to	0.25%	2,336,984	24.17	to	23.59	55,292,311	1.27%	19.01%	to	18.72%
2012	0.00%	to	0.25%	2,122,930	20.31	to	19.87	42,304,002	1.49%	15.53%	to	15.24%
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
2016	0.00%	to	0.25%	15,984	21.97	to	21.38	345,514	0.09%	13.43%	to	13.15%
2015	0.00%	to	0.25%	21,154	19.36	to	18.89	402,728	0.34%	-4.03%	to	-4.27%
2014	0.00%	to	0.25%	22,264	20.18	to	19.74	442,463	0.04%	4.43%	to	4.17%
2013	0.00%	to	0.25%	71,330	19.32	to	18.95	1,353,655	0.71%	28.81%	to	28.49%
2012	0.00%	to	0.25%	66,547	15.00	to	14.75	981,528	0.10%	10.96%	to	10.68%
VI Small Cap Equity Fund - Series I Shares (AVSCE)
2016	0.20%	to	0.25%	23,157	11.22	to	11.20	259,411	0.00%	11.84%	to	11.79%
2015	0.20%	to	0.25%	19,997	10.03	to	10.02	200,390	0.00%	-5.71%	to	-5.75%
Micro-Cap Portfolio - Investment Class (ROCMC)
2016	0.00%	to	0.25%	199,081	32.53	to	31.38	6,274,296	0.72%	19.71%	to	19.41%
2015	0.00%	to	0.25%	261,835	27.17	to	26.28	6,917,448	0.00%	-12.46%	to	-12.68%
2014	0.00%	to	0.25%	372,394	31.04	to	30.09	11,279,156	0.00%	-3.58%	to	-3.82%
2013	0.00%	to	0.25%	803,412	32.19	to	31.29	25,228,360	0.41%	20.99%	to	20.68%
2012	0.00%	to	0.25%	1,529,776	26.60	to	25.93	39,796,745	0.00%	7.60%	to	7.34%
Small-Cap Portfolio - Investment Class (ROCSC)
2012	0.20%	to	0.25%	184,649	12.89	to	12.85	2,378,673	0.10%	12.27%	to	12.22%
Variable Fund - Multi-Hedge Strategies (RVARS)
2016			0.00%	50,046			10.60	530,647	0.11%			-0.48%
2015			0.00%	32,120			10.65	342,230	0.72%			1.85%
2014			0.00%	75,501			10.46	789,841	0.00%			4.66%
2013			0.00%	16,822			10.00	168,146	0.00%			-0.04%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Equity Income Portfolio - II (TREI2)
2016	0.00%	to	0.25%	959,441	29.88	to	28.83	27,774,880	1.78%	18.85%	to	18.56%
2015	0.00%	to	0.25%	2,107,227	25.14	to	24.32	51,431,936	1.54%	-7.11%	to	-7.34%
2014	0.00%	to	0.25%	2,807,870	27.07	to	26.24	73,939,912	1.51%	7.10%	to	6.84%
2013	0.00%	to	0.25%	2,898,250	25.27	to	24.57	71,406,961	1.33%	29.41%	to	29.08%
2012	0.00%	to	0.25%	2,782,361	19.53	to	19.03	53,102,114	1.93%	16.92%	to	16.63%
Health Sciences Portfolio - II (TRHS2)
2016	0.00%	to	0.25%	719,025	30.95	to	30.26	22,036,233	0.00%	-10.72%	to	-10.94%
2015	0.00%	to	0.25%	999,696	34.66	to	33.97	34,363,964	0.00%	12.47%	to	12.19%
2014	0.00%	to	0.25%	1,018,380	30.82	to	30.28	31,136,224	0.00%	31.22%	to	30.90%
2013	0.00%	to	0.25%	898,513	23.48	to	23.13	20,956,747	0.00%	50.51%	to	50.14%
2012	0.00%	to	0.25%	685,053	15.60	to	15.41	10,624,734	0.00%	31.00%	to	30.67%
Limited-Term Bond Portfolio (TRLT1)
2016	0.00%	to	0.25%	1,472,159	10.63	to	10.47	15,419,311	1.36%	1.37%	to	1.11%
2015	0.00%	to	0.25%	2,318,939	10.49	to	10.35	24,014,768	1.15%	0.30%	to	0.05%
2014	0.00%	to	0.25%	1,654,482	10.45	to	10.35	17,125,379	1.25%	0.64%	to	0.39%
2013	0.00%	to	0.25%	1,416,096	10.39	to	10.31	14,598,839	1.44%	0.13%	to	-0.12%
2012	0.00%	to	0.25%	230,839	10.37	to	10.32	2,382,554	2.05%	2.47%	to	2.22%
Mid-Cap Growth Portfolio - II (TRMCG2)
2016	0.20%	to	0.25%	458,552	50.20	to	49.84	22,859,346	0.00%	5.82%	to	5.77%
2015	0.20%	to	0.25%	442,133	47.43	to	47.12	20,838,600	0.00%	6.06%	to	6.01%
2014	0.10%	to	0.25%	770,625	45.28	to	44.45	34,378,988	0.00%	12.71%	to	12.54%
2013	0.10%	to	0.25%	767,584	40.17	to	39.50	30,393,507	0.00%	36.26%	to	36.06%
2012	0.10%	to	0.25%	815,148	29.48	to	29.03	23,729,275	0.00%	13.50%	to	13.33%
New America Growth Portfolio (TRNAG1)
2016	0.00%	to	0.25%	1,270,514	28.39	to	27.51	35,110,559	0.04%	1.31%	to	1.06%
2015	0.00%	to	0.25%	1,528,987	28.02	to	27.22	41,821,955	0.00%	8.60%	to	8.33%
2014	0.00%	to	0.25%	1,705,856	25.80	to	25.13	43,114,539	0.00%	9.33%	to	9.06%
2013	0.00%	to	0.25%	1,851,100	23.60	to	23.04	42,869,299	0.00%	38.01%	to	37.66%
2012	0.00%	to	0.25%	2,050,836	17.10	to	16.74	34,439,125	0.56%	13.12%	to	12.84%
Personal Strategy Balanced Portfolio (TRPSB1)
2016	0.00%	to	0.25%	234,318	17.39	to	16.96	3,981,119	1.71%	6.45%	to	6.19%
2015	0.00%	to	0.25%	231,861	16.34	to	15.97	3,704,524	1.73%	-0.05%	to	-0.30%
2014	0.00%	to	0.25%	255,954	16.34	to	16.02	4,113,269	1.68%	5.20%	to	4.94%
2013	0.00%	to	0.25%	250,814	15.54	to	15.26	3,840,044	1.53%	17.93%	to	17.63%
2012	0.00%	to	0.25%	306,888	13.17	to	12.97	3,988,841	1.90%	15.14%	to	14.86%
Blue Chip Growth Portfolio (TRBCGP)
2016	0.00%	to	0.25%	2,741,163	17.51	to	17.32	47,617,148	0.00%	0.78%	to	0.53%
2015	0.00%	to	0.25%	2,425,545	17.37	to	17.23	41,876,661	0.00%	11.05%	to	10.77%
2014	0.00%	to	0.25%	1,776,681	15.64	to	15.56	27,676,375	0.00%	9.17%	to	8.89%
2013	0.00%	to	0.25%	578,648	14.33	to	14.29	8,267,392	0.08%	41.15%	to	40.80%
2012	0.20%	to	0.25%	7,887			10.15	80,031	0.14%			1.46%	****
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2016	0.00%	to	0.25%	232,376	31.71	to	38.74	7,894,612	0.45%	0.10%	to	-0.15%
2015	0.00%	to	0.25%	238,851	31.68	to	38.79	8,091,073	0.58%	-13.99%	to	-14.21%
2014	0.00%	to	0.25%	336,325	36.83	to	45.22	14,009,036	0.51%	-0.41%	to	-0.66%
2013	0.00%	to	0.25%	354,185	36.98	to	45.52	14,745,182	1.64%	12.02%	to	11.74%
2012	0.00%	to	0.25%	421,121	33.02	to	40.74	15,749,369	0.00%	29.81%	to	29.48%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2016	0.00%	to	0.25%	890,301	32.39	to	37.44	32,061,348	0.38%	43.71%	to	43.35%
2015	0.00%	to	0.25%	891,836	22.54	to	26.12	22,688,388	0.03%	-33.45%	to	-33.61%
2014	0.00%	to	0.25%	809,893	33.87	to	39.34	31,040,065	0.10%	-19.10%	to	-19.30%
2013	0.00%	to	0.25%	877,892	41.86	to	48.75	42,783,280	0.72%	10.53%	to	10.26%
2012	0.00%	to	0.25%	956,384	37.87	to	44.21	42,827,287	0.60%	3.39%	to	3.13%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Fund - Balanced Portfolio (VVB)
2016	0.20%	to	0.25%	525,315	17.80	to	17.72	9,344,611	2.34%	10.79%	to	10.74%
2015	0.20%	to	0.25%	489,833	16.06	to	16.00	7,865,315	2.42%	-0.11%	to	-0.16%
2014	0.20%	to	0.25%	442,815	16.08	to	16.03	7,118,439	2.09%	9.62%	to	9.57%
2013	0.20%	to	0.25%	418,598	14.67	to	14.63	6,138,829	2.15%	19.64%	to	19.59%
2012	0.20%	to	0.25%	371,867	12.26	to	12.23	4,558,352	2.42%	12.34%	to	12.28%
Insurance Fund - Capital Growth Portfolio (VVCG)
2016	0.20%	to	0.25%	1,075,747	10.98	to	10.97	11,812,030	1.14%	10.62%	to	10.57%
2015	0.20%	to	0.25%	1,016,660	9.93	to	9.92	10,091,991	0.00%	-0.73%	to	-0.76%	****
Variable Insurance Fund - Diversified Value Portfolio (VVDV)
2016	0.20%	to	0.25%	823,155	16.75	to	16.67	13,777,631	2.74%	12.74%	to	12.68%
2015	0.20%	to	0.25%	942,963	14.85	to	14.80	14,000,476	2.55%	-2.65%	to	-2.70%
2014	0.20%	to	0.25%	1,075,270	15.26	to	15.21	16,400,241	2.20%	9.61%	to	9.56%
2013	0.20%	to	0.25%	1,192,808	13.92	to	13.88	16,598,693	2.14%	29.14%	to	29.07%
2012	0.20%	to	0.25%	1,259,787	10.78	to	10.75	13,576,102	0.80%	16.27%	to	16.21%
Variable Insurance Fund - International Portfolio (VVI)
2016	0.20%	to	0.25%	737,202	10.94	to	10.89	8,059,541	1.45%	1.67%	to	1.62%
2015	0.20%	to	0.25%	867,678	10.76	to	10.72	9,330,551	0.88%	-0.97%	to	-1.02%
2014	0.20%	to	0.25%	395,718	10.86	to	10.83	4,297,083	1.47%	-6.24%	to	-6.29%
2013	0.20%	to	0.25%	468,254	11.59	to	11.55	5,423,630	1.38%	23.01%	to	22.95%
2012	0.20%	to	0.25%	471,330	9.42	to	9.40	4,438,353	2.10%	19.90%	to	19.84%
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
2016	0.20%	to	0.25%	1,397,843	19.44	to	19.35	27,153,526	1.37%	10.89%	to	10.84%
2015	0.20%	to	0.25%	1,540,845	17.53	to	17.46	26,993,273	0.79%	-1.63%	to	-1.68%
2014	0.20%	to	0.25%	923,730	17.82	to	17.76	16,451,648	0.93%	13.37%	to	13.31%
2013	0.20%	to	0.25%	1,014,767	15.72	to	15.67	15,943,070	0.97%	34.66%	to	34.59%
2012	0.20%	to	0.25%	802,681	11.67	to	11.64	9,365,695	1.08%	15.58%	to	15.53%
Variable Insurance Fund - REIT Index Portfolio (VVREI)
2016	0.20%	to	0.25%	479,306	19.25	to	19.19	9,220,808	2.47%	8.14%	to	8.09%
2015	0.20%	to	0.25%	477,496	17.80	to	17.75	8,495,138	1.86%	2.02%	to	1.97%
2014	0.20%	to	0.25%	554,659	17.44	to	17.41	9,673,146	2.98%	29.85%	to	29.78%
2013	0.20%	to	0.25%	519,163	13.43	to	13.41	6,973,233	1.23%	2.13%	to	2.08%
2012	0.20%	to	0.25%	140,656	13.15	to	13.14	1,850,006	2.07%	17.22%	to	17.17%
Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)
2016	0.20%	to	0.25%	466,816	12.87	to	12.81	6,003,838	1.79%	2.51%	to	2.46%
2015	0.20%	to	0.25%	439,398	12.55	to	12.50	5,513,186	1.68%	0.92%	to	0.87%
2014	0.20%	to	0.25%	406,789	12.44	to	12.40	5,057,636	1.51%	1.55%	to	1.50%
2013	0.20%	to	0.25%	384,564	12.25	to	12.21	4,708,426	2.05%	0.87%	to	0.82%
2012	0.20%	to	0.25%	491,102	12.14	to	12.11	5,961,111	2.42%	4.21%	to	4.16%
Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)
2016	0.20%	to	0.25%	236,916	19.15	to	19.11	4,536,674	0.33%	14.71%	to	14.65%
2015	0.20%	to	0.25%	240,856	16.70	to	16.67	4,021,049	0.37%	-2.95%	to	-2.99%
2014	0.20%	to	0.25%	241,303	17.21	to	17.18	4,151,048	0.29%	3.17%	to	3.12%
2013	0.20%	to	0.25%	268,075	16.68	to	16.66	4,470,014	0.00%	46.25%	to	46.18%
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2016	0.20%	to	0.25%	1,957,890	11.72	to	11.68	22,938,055	2.14%	2.27%	to	2.22%
2015	0.20%	to	0.25%	1,792,381	11.46	to	11.43	20,534,955	1.88%	0.13%	to	0.08%
2014	0.20%	to	0.25%	1,395,545	11.45	to	11.42	15,968,097	2.04%	5.68%	to	5.63%
2013	0.20%	to	0.25%	754,096	10.83	to	10.81	8,165,242	2.50%	-2.48%	to	-2.53%
2012	0.20%	to	0.25%	658,202	11.11	to	11.09	7,308,939	2.82%	3.82%	to	3.76%
Variable Insurance Portfolios - Asset Strategy (WRASP)
2016	0.00%	to	0.25%	572,683	13.37	to	13.07	7,622,325	0.56%	-2.57%	to	-2.81%
2015	0.00%	to	0.25%	1,052,576	13.72	to	13.44	14,359,260	0.33%	-8.35%	to	-8.57%
2014	0.00%	to	0.25%	996,762	14.97	to	14.70	14,876,200	0.49%	-5.26%	to	-5.50%
2013	0.00%	to	0.25%	1,017,541	15.81	to	15.56	16,046,069	1.28%	25.13%	to	24.82%
2012	0.00%	to	0.25%	1,146,952	12.63	to	12.47	14,446,242	1.12%	19.18%	to	18.88%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - Growth (WRGP)
2016	0.00%	to	0.25%	615,761	26.94	to	26.17	16,376,320	0.03%	1.22%	to	0.97%
2015	0.00%	to	0.25%	726,824	26.62	to	25.92	19,112,081	0.07%	7.17%	to	6.90%
2014	0.00%	to	0.25%	139,568	24.84	to	24.24	3,418,418	0.46%	11.81%	to	11.53%
2013	0.00%	to	0.25%	157,563	22.21	to	21.74	3,445,317	0.38%	36.46%	to	36.12%
2012	0.00%	to	0.25%	129,681	16.28	to	15.97	2,083,511	0.06%	12.74%	to	12.46%
Variable Insurance Portfolios - High Income (WRHIP)
2016	0.00%	to	0.25%	2,885,082	13.34	to	13.19	38,252,688	7.49%	16.19%	to	15.90%
2015	0.00%	to	0.25%	3,168,839	11.49	to	11.38	36,199,055	6.24%	-6.50%	to	-6.74%
2014	0.00%	to	0.25%	3,581,446	12.28	to	12.20	43,822,048	5.21%	1.90%	to	1.65%
2013	0.00%	to	0.25%	1,882,396	12.06	to	12.01	22,619,242	4.84%	10.50%	to	10.22%
2012	0.00%	to	0.25%	1,192,471	10.91	to	10.89	12,993,224	0.10%	9.10%	to	8.92%	****
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2016	0.00%	to	0.25%	297,974	14.23	to	14.07	4,199,956	0.00%	6.12%	to	5.85%
2015	0.00%	to	0.25%	497,206	13.41	to	13.29	6,616,270	0.00%	-5.78%	to	-6.01%
2014	0.00%	to	0.25%	343,498	14.24	to	14.14	4,862,274	0.00%	7.87%	to	7.60%
2013	0.00%	to	0.25%	142,575	13.20	to	13.14	1,876,397	0.00%	29.94%	to	29.61%
2012	0.00%	to	0.25%	54,403	10.16	to	10.14	551,956	0.00%	1.56%	to	1.39%	****
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2016	0.00%	to	0.25%	390,460	22.70	to	22.04	8,724,567	1.05%	4.26%	to	4.01%
2015	0.00%	to	0.25%	323,475	21.77	to	21.20	6,956,811	1.17%	4.78%	to	4.52%
2014	0.00%	to	0.25%	387,600	20.78	to	20.28	8,001,317	0.90%	30.17%	to	29.84%
2013	0.00%	to	0.25%	263,504	15.96	to	15.62	4,179,060	1.00%	1.13%	to	0.88%
2012	0.00%	to	0.25%	166,858	15.78	to	15.48	2,612,179	0.74%	17.72%	to	17.42%
Variable Insurance Portfolios - Science and Technology (WRSTP)
2016	0.00%	to	0.25%	651,961	20.90	to	20.42	13,447,888	0.00%	1.54%	to	1.29%
2015	0.00%	to	0.25%	740,554	20.58	to	20.16	15,064,146	0.00%	-2.88%	to	-3.12%
2014	0.00%	to	0.25%	811,657	21.19	to	20.81	17,025,165	0.00%	2.91%	to	2.65%
2013	0.00%	to	0.25%	800,093	20.59	to	20.27	16,320,668	0.00%	56.38%	to	55.99%
2012	0.00%	to	0.25%	368,902	13.17	to	13.00	4,814,961	0.00%	27.83%	to	27.51%
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2016	0.00%	to	0.25%	748,933	18.84	to	18.41	13,994,736	0.00%	7.65%	to	7.38%
2015	0.00%	to	0.25%	938,219	17.50	to	17.15	16,264,113	0.00%	-1.46%	to	-1.71%
2014	0.00%	to	0.25%	867,277	17.76	to	17.44	15,266,230	0.00%	0.36%	to	0.10%
2013	0.00%	to	0.25%	850,849	17.70	to	17.43	14,938,000	0.01%	43.80%	to	43.44%
2012	0.00%	to	0.25%	782,606	12.31	to	12.15	9,571,163	0.00%	17.74%	to	17.44%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2016	0.00%	to	0.25%	229,422	27.31	to	26.19	6,021,481	2.02%	12.23%	to	11.95%
2015	0.00%	to	0.25%	234,040	24.33	to	23.40	5,486,988	0.13%	-3.08%	to	-3.33%
2014	0.00%	to	0.25%	379,694	25.10	to	24.20	9,224,502	0.06%	10.42%	to	10.15%
2013	0.00%	to	0.25%	451,113	22.73	to	21.97	9,949,773	0.20%	30.68%	to	30.35%
2012	0.00%	to	0.25%	483,311	17.40	to	16.86	8,189,839	0.09%	15.52%	to	15.23%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2016	0.00%	to	0.25%	270,148	17.32	to	16.92	4,612,821	0.00%	7.75%	to	7.48%
2015	0.00%	to	0.25%	390,465	16.07	to	15.74	6,201,275	0.00%	-2.88%	to	-3.12%
2014	0.00%	to	0.25%	389,785	16.55	to	16.25	6,377,957	0.00%	-1.88%	to	-2.12%
2013	0.00%	to	0.25%	431,204	16.86	to	16.60	7,209,362	0.00%	50.23%	to	49.85%
2012	0.00%	to	0.25%	712,536	11.23	to	11.08	7,928,009	0.00%	7.87%	to	7.60%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013			0.00%	967,069			20.71	20,025,316	1.37%			27.34%
2012			0.00%	957,445			16.26	15,569,771	2.16%			21.23%
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013			0.00%	201,488			19.12	3,852,366	2.07%			-0.97%
2012			0.00%	218,972			19.31	4,227,747	1.42%			13.16%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013			0.00%	395,070			18.24	7,204,705	2.46%			22.98%
2012			0.00%	366,253			14.83	5,431,168	2.90%			18.30%
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013			0.00%	535,931			20.70	11,094,041	4.83%			1.64%
2012			0.00%	606,188			20.37	12,346,451	6.28%			15.06%
Calvert VP SRI Equity Portfolio (obsolete) (CVSSE)
2013	0.10%	to	0.25%	11,383	25.56	to	25.12	288,064	0.08%	30.92%	to	30.72%
2012	0.10%	to	0.25%	12,766	19.52	to	19.22	246,571	0.09%	15.83%	to	15.66%
Investors Growth Stock Series - Initial Class (obsolete) (MIGIC)
2014			0.00%	129,370			26.83	3,471,220	0.52%			11.45%
2013			0.00%	156,129			24.07	3,758,750	0.64%			30.29%
2012			0.00%	172,283			18.48	3,183,370	0.46%			16.97%
Mid Cap Growth Portfolio- Class 1 (obsolete) (OGGO)
2013	0.10%	to	0.25%	125,039	32.67	to	32.12	4,036,164	0.06%	43.16%	to	42.94%
2012	0.10%	to	0.25%	139,414	22.82	to	22.47	3,145,832	0.00%	15.99%	to	15.82%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013			0.00%	588,722			18.20	10,716,292	6.72%			6.94%
2012			0.00%	644,890			17.02	10,977,189	8.23%			14.71%
VIP High Income Portfolio - Service Class R (obsolete) (FHISR)
2014			0.00%	262,020			15.40	4,035,140	5.61%			0.99%
2013			0.00%	272,620			15.25	4,157,098	5.27%			5.92%
2012			0.00%	338,588			14.40	4,874,361	5.95%			14.10%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013			0.00%	452,954			19.48	8,824,216	1.14%			0.75%
2012			0.00%	488,948			19.34	9,454,339	0.40%			17.24%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013			0.00%	430,241			9.96	4,283,590	0.51%			17.81%
2012			0.00%	425,415			8.45	3,595,143	0.79%			15.58%
Research International Series - Service Class (obsolete) (MVRISC)
2014	0.00%	to	0.25%	288,102	10.01	to	9.82	2,832,586	1.20%	-7.09%	to	-7.32%
2013	0.00%	to	0.25%	423,329	10.78	to	10.60	4,491,538	1.76%	18.66%	to	18.37%
2012	0.00%	to	0.25%	403,657	9.08	to	8.96	3,617,731	2.64%	16.41%	to	16.12%
VIP Overseas Portfolio - Service Class R (obsolete) (FOSR)
2014			0.00%	677,999			16.56	11,224,415	1.22%			-8.18%
2013			0.00%	711,787			18.03	12,833,053	1.29%			30.30%
2012			0.00%	771,330			13.84	10,672,653	1.81%			20.67%
NVIT International Index Fund - Class VI (obsolete) (GVIX6)
2013			0.00%	145,428			11.84	1,722,073	3.07%			21.27%
2012			0.00%	101,703			9.76	993,072	2.68%			18.29%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013			0.00%	1,431,105			12.17	17,411,691	1.26%			21.34%
2012			0.00%	1,574,138			10.03	15,783,512	0.59%			15.78%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013			0.00%	437,468			12.78	5,588,742	2.28%			21.42%
2012			0.00%	465,460			10.52	4,897,270	0.39%			17.24%
American Century NVIT Growth Fund - Class I (obsolete) (CAF)
2015	0.00%	to	0.25%	1,029,042	16.53	to	15.63	16,659,543	0.35%	4.67%	to	4.41%
2014	0.00%	to	0.25%	1,099,344	15.79	to	14.97	17,014,563	0.35%	11.33%	to	11.05%
2013	0.00%	to	0.25%	1,193,249	14.18	to	13.48	16,588,174	0.68%	29.74%	to	29.42%
2012	0.00%	to	0.25%	1,304,902	10.93	to	10.41	13,959,713	0.56%	14.02%	to	13.74%
VP Vista(SM) Fund - Class I (obsolete) (ACVVS1)
2013	0.00%	to	0.25%	90,579	18.87	to	18.47	1,683,610	0.00%	30.17%	to	29.85%
2012	0.00%	to	0.25%	124,668	14.50	to	14.22	1,784,625	0.00%	15.61%	to	15.33%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Small-Cap Growth Portfolio - S Class Shares (obsolete) (AMFAS)
2014	0.00%	to	0.10%	76,374	22.15	to	21.88	1,685,063	0.00%	3.47%	to	3.37%
2013	0.00%	to	0.25%	145,700	21.40	to	20.81	3,077,339	0.00%	45.83%	to	45.47%
2012	0.00%	to	0.25%	115,055	14.68	to	14.30	1,668,533	0.00%	8.82%	to	8.55%

2016	Contract owners’ equity:								$4,733,099,813
2015	Contract owners’ equity:								$4,526,981,672
2014	Contract owners’ equity:								$4,739,882,176
2013	Contract owners’ equity:								$4,637,188,888
2012	Contract owners’ equity:								$4,083,042,311
*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented. Prior period presentation, which indicated the date the underlying mutual fund was initially added and funded, has been updated to conform with current period presentation.